                                        Nationwide Bond Fund

                                        Nationwide Government Bond Fund

                                        Nationwide Long-Term
                                        U.S. Government Bond Fund

                                        Nationwide Tax-Free Income Fund

                                        Nationwide High Yield Bond Fund

                                        Nationwide Morley Enhanced Income Fund

                                        Nationwide Money Market Fund






[PHOTOGRAPH]









NATIONWIDE Family of Funds Semi-Annual Report 2001




[logo]   NATIONWIDE(R)
         Family of Funds

[PHOTO]

SEMIANNUAL MESSAGE
TO SHAREHOLDERS

April 30, 2001
Paul J. Hondros
President, Chief Executive Officer
Villanova Capital


         The intense market volatility that began in 2000 continued into the first months of 2001, due in large part to negative earnings expectations. These earnings disappointments were reflected in the performance of major market benchmarks. During the six-month period ended April 30, 2001, the S&P 500 Index dropped 12.07%, while the Nasdaq was down 37.11%.

         In response to the negative market conditions, the Federal Reserve stimulated the economy by easing interest rates four times between January and April 2001 (a fifth rate reduction occurred in May). While the Fed's actions ultimately gave the markets a lift--the S&P 500 was up 7.77% in April--earnings reports will have to improve before investors can consider the economy and the markets truly on the road to recovery.

         The markets' continued volatility has served to remind investors of the advantages of maintaining a diversified portfolio of stocks (growth, value, international) and bonds. By focusing on their investment goals, risk comfort, and time horizon, investors can create an appropriate mix of asset classes and styles, giving them the potential to reduce overall risk, which can lead to more consistent returns.


GLOBAL INVESTMENT RESOURCES

         As a provider of asset management services, we recognize the importance of offering a broad selection of funds that allow investors to fully diversify across a variety of styles and risk mandates. Over the past six months, we have expanded our investment resources and capabilities. We believe these steps position us better to help our clients preserve and grow their investments.

- In 2001, we announced a significant expansion in our investment resources with THE COMBINATION OF THE VILLANOVA CAPITAL AND GARTMORE INVESTMENT MANAGEMENT PLC INVESTMENT TEAMS UNDER THE LEADERSHIP OF A SINGLE GLOBAL CHIEF INVESTMENT OFFICER, PETER CHAMBERS. (Gartmore, our London-based affiliate, was acquired by Nationwide Mutual in May 2000.)

- GARTMORE'S U.S. EQUITY TEAM, formerly based in London, HAS JOINED OUR U.S. INVESTMENT TEAM AT OUR SUBURBAN PHILADELPHIA HEADQUARTERS.

- We have also added a number of talented individuals --including PAUL CLUSKEY, a highly regarded health care portfolio manager, and SEVERAL EXPERIENCED ANALYSTS--to our portfolio management team.

         This expansion of our investment resources offers significant advantages to our clients:

- ACCESS TO GLOBAL INVESTMENT RESOURCES. As many as 170 investment professionals in the U.S., the U.K., and Asia working to find THE "BEST GLOBAL INVESTMENT IDEAS."

- SHARED INVESTMENT PROCESS. Our investment teams work with a shared goal: TO IDENTIFY UNEXPECTED GROWTH OPPORTUNITIES around the world.

- WORLDWIDE TRADING SYSTEM. Our trading desks, situated around the globe, are well-positioned to seek THE BEST AND MOST TIMELY PRICES IN LOCAL TIME ZONES AND IN LOCAL MARKETS.


[PHOTO]

         With an integrated, expanded investment team, we can now leverage the global expertise of our two organizations to seek superior results for our shareholders.

BROADER INVESTMENT SELECTION FOR U.S. INVESTORS

         Another important aspect of our partnership with Gartmore has been the joint development of innovative, new products for U.S. investors. In 2000, we introduced several growth equity funds that are subadvised by Gartmore Global Partners, Gartmore's U.S. subsidiary. We plan to continue that strategy in the second half of 2001 with the introduction of several new international, sector, concentrated and other specialty portfolios.

         One specialty area of interest is health care. To head up our efforts in that sector, we hired Paul Cluskey, who had previously been co-lead manager for the Nicholas-Applegate Global Health Care Fund. We believe that health care, medical technology, and biotechnology are critical industries that will continue to present significant investment opportunities for investors in the new millennium.

OUR FUNDS IN REVIEW

         Unlike the stock market, the fixed income and money markets turned in strong performance for the six-month period ended April 30, 2001.

- Each of our fixed income and money market funds ended the period in positive territory.
- Three funds--the NATIONWIDE GOVERNMENT BOND FUND (formerly the Nationwide Intermediate U.S. Government Bond Fund), the NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND, and the NATIONWIDE MONEY MARKET FUND--outperformed their benchmarks for the period.*
- For the 12-month period ended April 30, the two government bond funds, the money market fund, and the NATIONWIDE HIGH YIELD BOND FUND outpaced their benchmarks (the High Yield Bond Fund by more than 4 percentage points).*

LOOKING AHEAD
We expect the next few years will offer investors a more challenging investment environment than we saw in the latter part of the 1990s. To prepare for these challenges--and the opportunities that accompany them--we will continue to invest in the people and processes that we believe will deliver global expertise, diversification, and performance to our fund shareholders.

Whatever the markets hold for us, we remain steadfast in our goal: to provide our fund shareholders with competitive returns on a risk-adjusted basis across a broad range of investment solutions.

We look forward to continuing to work with our shareholders to help them achieve their investment goals.



                                                       /s/ Paul J. Hondros

                                                       Paul J. Hondros

--------------------------------------------------------------------------------
* Performance does not reflect sales charge and assumes reinvestment of dividends. For more complete information, including net performance and specific risks associated with the fund, please refer to pages 6-24.


CONTENTS
1         Message to Shareholders            13       Nationwide Tax-Free Income         27        Statements of Assets and
                                                      Fund                                         Liabilities
2         Fund Highlights
                                             19       Nationwide High Yield Bond         31        Statements of Operations
6         Nationwide Bond Fund                        Fund
                                                                                         35        Statements of Changes in
9         Nationwide Government Bond         22       Nationwide Morley Enhanced                   Net Assets
          Fund                                        Income Fund                        40        Financial Highlights
11        Nationwide Long-Term U.S.          24       Nationwide Money Market            47        Notes to Financial Statements
          Government Bond Fund                        Fund                               57        Shareholder Meeting

NATIONWIDE(R) FIXED INCOME FUND HIGHLIGHTS
------------------------------------------------------------------------------

NATIONWIDE BOND FUND

INVESTMENT STRATEGY

         The Fund seeks a high level of current income and capitalization preservation. It invests primarily in investment-grade securities, focusing on investment-grade corporate bonds, government obligations, mortgage-backed securities and short-term paper.

PORTFOLIO MANAGER
Thomas S. Leggett, CFA


TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF APRIL 30, 2001                % OF NET ASSETS
======================================================
U.S. Treasury Bond, 5.50%, 8/15/28         7.77%
U.S. Treasury Bond, 8.13%, 8/15/19         4.11%
Becton, Dickinson & Co., 8.70%, 1/15/25    3.61%
English China Clays Del. Inc., 7.38%,      3.41%
10/1/02
ITT Rayonier, Inc., 7.50%, 10/15/02        2.56%
May Department Stores Co., 8.30%, 7/15/26  2.54%
Whitman Corp., 7.29%, 9/15/26              2.14%
ANR Pipeline Co., 7.00%, 6/1/25            2.09%
Lockheed Martin Corp., 7.88, 3/15/23       2.00%
AMBAC, Inc., 9.38%, 8/1/11                 1.93%





NATIONWIDE GOVERNMENT BOND FUND
(Formerly the Nationwide Intermediate U.S. Government Bond Fund)


INVESTMENT STRATEGY

         The Fund seeks a high level of current income and capital preservation. It invests primarily in securities of the U.S. Government and its agencies. The dollar-weighted average maturity of the Fund will generally be between five and nine years. The Fund invests primarily in U.S. Government and agency bonds, bills and notes, including government sponsored mortgage-backed securities.

PORTFOLIO MANAGER
Gary R. Hunt, CFA


TOP HOLDINGS BY ISSUER*
(Composite Subject to Change)

AS OF APRIL 30, 2001             % OF NET ASSETS
===================================================
Federal National Mortgage Association    28.46%
Federal Home Loan Bank                   28.24%
U.S. Treasury                            22.85%
Federal Home Loan Mortgage Corporation   13.21%
Private Export Funding                    3.82%
Federal Farm Credit                       0.82%
Export Funding Trust                      0.81%

*Excludes short-term investments, cash, and cash equivalents.




2  NATIONWIDE

NATIONWIDE(R) FIXED INCOME FUND HIGHLIGHTS - CONTINUED                [PHOTO]
------------------------------------------------------------------------------

NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND


INVESTMENT STRATEGY

   The Fund seeks a high level of current income and capital preservation. It invests primarily in securities of the U.S. Government and its agencies. The dollar-weighted average portfolio maturity of the Fund will be more than seven years. The Fund invests primarily in U.S. Government and agency bonds, bills and notes, and may also invest in mortgage-backed securities issued by U.S. Government agencies.

PORTFOLIO MANAGER
Gary R. Hunt, CFA


TOP HOLDINGS BY ISSUER*
(Composite Subject to Change)

AS OF APRIL 30, 2001               % OF NET ASSETS
==========================================================
U.S. Treasury                            48.05%
Federal National Mortgage Association    26.02%
Federal Home Loan Mortgage Corporation   16.58%

*Excludes short-term investments, cash, and cash equivalents.




NATIONWIDE TAX-FREE INCOME FUND

INVESTMENT STRATEGY

   The Fund seeks a high level of current income that is exempt from federal income tax as is consistent with the preservation of capital through investing in investment-grade municipal obligations. To achieve its objective, the Fund invests primarily in securities with interest income that is exempt from federal income tax.

PORTFOLIO MANAGER
Alpha L. Benson


TOP TEN HOLDINGS BY STATE
(Composite Subject to Change)

AS OF APRIL 30, 2001               % OF NET ASSETS
==============================================================
Texas                                     16.20%
Illinois                                   8.56%
South Carolina                             7.86%
Alabama                                    7.47%
North Carolina                             6.23%
Virginia                                   5.98%
Washington                                 5.43%
Indiana                                    3.97%
Michigan                                   3.61%
Georgia                                    3.11%

                                                                    NATIONWIDE 3

NATIONWIDE(R) FIXED INCOME FUND HIGHLIGHTS   CONTINUED                [PHOTO]
------------------------------------------------------------------------------


NATIONWIDE HIGH YIELD BOND FUND

INVESTMENT STRATEGY

    The Fund seeks high current income, with capital appreciation as a secondary objective. The Fund invests primarily in U.S. dollar-denominated high-yield bonds of domestic and foreign issuers that are below investment grade. Under normal market conditions, at least 65% of the Fund's portfolio will be invested in such securities.

PORTFOLIO MANAGER
Curtiss O. Barrows, ChFC


TOP TEN HOLDINGS BY ISSUER*
(Composite Subject to Change)

AS OF APRIL 30, 2001                % OF NET ASSETS
=============================================================
Kappa Beheer BV                            3.38%
Paper & Forest Products

Elizabeth Arden, Inc.                      3.34%
Cosmetics

Netia Holdings BV                          3.29%
Communication/Fixed

Stater Brothers Holdings, Inc.             2.91%
Supermarket

Fox Entertainment Group                    2.89%
Media

American Plumbing & Mechanical, Inc.       2.67%
Services

Allied Waste North America, Inc.           2.60%
Environmental Controls

Orion Power Holdings, Inc.                 2.35%
Utilities

Charter Communication Holding Chtr         2.29%
Cable

Eott Energy Partners                       2.28%
Energy


NATIONWIDE MORLEY ENHANCED INCOME FUND
(Formerly the Morley Enhanced Income Fund)


INVESTMENT STRATEGY

    The Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in its net asset value. Under normal conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. Government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities.

PORTFOLIO MANAGERS
Thomas F. Mitchell and Perpetua M. Phillips from Morely Capital Management, Inc., adviser to the Fund.


TOP HOLDINGS BY ISSUER*
(Composite Subject to Change)

AS OF APRIL 30, 2001                % OF NET ASSETS
======================================================
Federal Home Loan Mortgage Corporation   39.59%
Federal National Mortgage Association    25.61%
Federal Home Loan Bank                   14.66%
Morgan Stanley Dean Witter                4.02%
Merrill Lynch & Co., Inc.                 3.61%
Bank of America Corp.                     3.31%
Student Loan Marketing Association        3.23%

*Excludes short-term investments, cash, and cash equivalents.


4 NATIONWIDE

NATIONWIDE(R) FIXED INCOME FUND HIGHLIGHTS - CONTINUED                 [PHOTO]
------------------------------------------------------------------------------


NATIONWIDE MONEY MARKET FUND

INVESTMENT STRATEGY

   The Fund seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. Government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks if they are denominated in U.S. dollars. The Fund may also invest in floating and adjustable-rate obligations and asset-backed commercial paper. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

PORTFOLIO MANAGER
Patricia A. Mynster


TOP TEN HOLDINGS BY ISSUER
(Composite Subject to Change)

AS OF APRIL 30, 2001                 % OF NET ASSETS
=============================================================
American General Finance Corp.             3.17%
Mellon Funding Corp.                       3.59%
Bemis Co., Inc.                            3.53%
Pfizer, Inc.                               3.49%
Citigroup Inc.                             3.29%
Du Pont (E.I.) de Nemours                  3.17%
CIT Group, Inc.                            3.11%
CVS Corp.                                  3.01%
Ford Motor Credit Co.                      2.99%
Bear Stearns Cos., Inc.                    2.95%


                                                                   NATIONWIDE  5

NATIONWIDE(R) FIXED INCOME MUTUAL FUNDS
------------------------------------------------------------------------------

NATIONWIDE BOND FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?

   For the six-month period ended April 30, 2001, the Nationwide Bond Fund returned 6.45%(a) versus 6.23% for the Lehman Brothers Government/Credit Index, its benchmark.


WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

   The Fund beat the Index primarily due to the strong performance of corporate bonds during the last six months. After lagging for most of 2000, the lower-rated investment-grade classes outperformed Treasuries handily so far in 2001. Consequently, our long-term strategy of significantly overweighting in corporate bonds was rewarded. The duration of the Fund was longer than the Index's during most of the quarter, which further aided performance as interest rates fell.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?

         BBB corporate bonds were the top performing sector during the first four months of 2001, followed by A, AA and AAA corporate bonds, then U.S. Treasuries. Unlike last year, our long-term strategy of overweighting the A and BBB sectors has helped our relative performance so far this year. Credit spreads remain wide, but diversification is becoming increasingly important as the prices of corporate bonds are subject to precipitous drops on even the hint of bad news. Issuers such as Lucent, Pacific Gas & Electric, Southern California Edison, and Comdisco illustrate the danger of taking large credit-specific credit bets in the current economic environment. Thankfully, the Fund owns none of these names. Consequently, we have used the tightening in corporate bond spreads as an opportunity to reduce our credit risk exposure to any single corporate credit. Although we still have some restructuring to do, we reduced the Fund's credit-specific risk through a number of sales we executed during the first four months of 2001.


WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--GOING FORWARD?

         We continue to believe, as we did at the beginning of this year, that total returns will be highest in the A and BBB sectors of the investment grade universe in 2001. This may seem counterintuitive, due to steadily increasing numbers of corporate downgrades and defaults. However, corporate bond spreads remain wide in an historical context and, thus, we believe a well-diversified portfolio of corporate bonds should generate strong risk-adjusted returns over time. The Federal Reserve is aggressively easing interest rates in an attempt to engineer a "soft landing" for the economy, which should cushion the economic downturn. The Fund is currently constructed to take advantage of such an eventuality, although we will be diligently prepared to take action if our assumptions prove to be incorrect. We will continue our strategy of closely aligning the Fund's duration with its benchmark.

PORTFOLIO MANAGER: THOMAS S. LEGGETT, CFA

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $123,383,133
APRIL 30, 2001


PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS
(Subject to Change)

Commercial Mortgage Backed Securities 6.6%

Short-Term Debt 8.9%

U.S. Government Obligations 13.7%

Corporate Bonds 70.8%



AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Years Ended April 30, 2001)

             CLASS A*               CLASS B*
YEARS        W/O SC**      W/SC(1)   W/O SC**         W/SC(2)

1            9.77%         4.87%        9.13%        4.13%
5            6.16%         5.18%        5.78%        5.46%
10           6.92%         6.43%        6.73%        6.73%

             CLASS C*                 CLASS D
YEARS        W/O SC**       W/SC(3)    W/O SC**       W/SC(1)

1            9.46%         7.36%       10.12%          5.20%
5            6.21%         6.00%        6.33%          5.36%
10           6.95%         6.85%        7.01%          6.52%


ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.

* THESE RETURNS INCLUDE PERFORMANCE BASED ON CLASS D SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF CLASS A AND CLASS B (5/11/98) AND CLASS C (3/1/01) SHARES. THESE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO THESE CLASSES OF SHARES, WHICH INCLUDE A 0.25% (CLASS A) OR 0.85% (CLASS B AND CLASS C) 12B-1 FEE. HAD CLASS A, CLASS B OR CLASS C BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THEIR ADDITIONAL EXPENSES.
**       THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
1        A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
3 A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED FROM THE ONE YEAR RETURN BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.

+        SEE LEGEND ON INSIDE BACK COVER.


INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


6     NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE(R) BOND FUND                        [PHOTO]
-------------------------------------------------------------------------------
(UNAUDITED)                                APRIL 30, 2001

PRINCIPAL  SECURITY                                              VALUE

COMMERCIAL MORTGAGE BACKED SECURITIES (6.7%)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES (6.7%)

$ 1 ,000,000     Comm 6.61%, 02/16/34 (b)                    $  993,633
   2,000,000     Heller Financial Commercial
                 Mortgage Asset, 6.85%, 05/15/31              2,053,309
   2,000,000     JP Morgan Chase Commercial
                 Mortgage Securities, 6.26%,                  1,948,516
                 04/15/33
   2,000,000     Merrill Lynch Mortgage Investors,
                 Inc.,
                 7.56%, 09/15/09                              2,122,536
   1,000,000     Nomura Asset Securities Corp.,
                 6.69%, 03/17/28                              1,003,789
                                                             ----------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                   8,121,783
                                                             ----------

CORPORATE BONDS (72.0%)
--------------------------------------------------------------------------------
AEROSPACE (2.0%)
   2,500,000     Lockheed Martin Corp.,
                 7.88%, 03/15/23                             2,427,063
                                                             ---------
--------------------------------------------------------------------------------
AIRLINES (1.3%)
   1,500,000     American Airlines Inc.,
                 10.33%, 03/04/05                            1,575,462
                                                             ---------
--------------------------------------------------------------------------------
ALUMINUM (0.8%)
   1,000,000     Alcan, Inc., 6.45%, 03/15/11                  984,296
                                                             ---------
--------------------------------------------------------------------------------
CHEMICALS (6.5%)
   2,000,000     Air Products & Chemicals,
                 6.25%, 06/15/03                             2,025,644
   4,000,000     English China Clays Delaware,
                 Inc.,
                 7.38%, 10/01/02                              4,145,295
   2,000,000     Witco Corp., 6.13%, 02/01/06                 1,825,750
                                                             ----------
                                                              7,996,689
                                                             ----------
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT (0.8%)
   1,000,000     Motorola, Inc., 6.50%, 09/01/25                950,000
                                                             ----------
--------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (4.5%)
   4,000,000     Armstrong Holdings, Inc.,
                 6.35%, 08/15/03                              1,520,000
   2,000,000     Masco Corp., 6.13%, 09/15/03                 2,005,258
   2,000,000     Vulcan Materials Co., 6.00%,                 1,884,088
                  04/01/09                                   ----------
                                                              5,409,346
                                                             ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL (0.9%)

   1,000,000     Kimberly Clark Corp., 7.88%,                 1,038,091
                 02/01/23                                     ----------

--------------------------------------------------------------------------------
CONTAINERS (1.7%)

   2,000,000     Bemis Co., Inc., 6.70%, 07/01/05             2,067,536
                                                             ----------
--------------------------------------------------------------------------------
ELECTRONICS (2.9%)

   1,500,000     Arrow Electronics, Inc., 9.15%,              1,495,290
                 10/01/10
   2,000,000     Avnet, Inc., 6.45%, 08/15/03                 1,979,052
                                                              ---------
                                                              3,474,342
                                                              ---------
PRINCIPAL  SECURITY                                              VALUE
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (2.7%)
   $ 2,000,000    Block Financial
                  Corp.,
                  8.50%, 04/15/07                          $  2,119,230
   1,000,000      Lehman Brothers holdings, Inc.,
                  11.63%, 05/15/05                            1,172,754
                                                           ------------
                                                              3,291,984
                                                           ------------
--------------------------------------------------------------------------------
FOOD & RELATED (3.7%)
   2,000,000      Dole Foods Co., 6.38%, 10/01/05             1,880,024
   2,500,000      Whitman Corp., 7.29%, 09/15/26              2,603,375
                                                           ------------
                                                              4,483,399
                                                           ------------
--------------------------------------------------------------------------------
HEALTHCARE (2.7%)
   2,000,000      Kaiser Foundation Hospital,
                  9.55%, 07/15/05                             2,265,874
   1,000,000      McKesson HBOC,
                  Inc.,
                  6.30%, 03/01/05                               961,808
                                                           ------------
                                                              3,227,682
                                                           ------------
--------------------------------------------------------------------------------
HOTELS / MOTELS (1.7%)
   2,000,000      Marriott International, Inc.,
                  6.88%, 11/15/05                            2,031,686
                                                           ------------
--------------------------------------------------------------------------------
INSURANCE (1.9%)
   2,000,000      AMBAC, Inc., 9.38%, 08/01/11                2,347,798
                                                           ------------
--------------------------------------------------------------------------------
LEISURE PRODUCTS (1.7%)
   1,000,000      Brunswick Corp., 6.75%, 12/15/06              967,305
   1,300,000      Rank Group, 6.38%, 01/15/08                 1,101,177
                                                           ------------
                                                              2,068,482
                                                           ------------
--------------------------------------------------------------------------------
MACHINERY & CAPITAL GOODS (4.7%)
   1,000,000      Clark Equipment Co., 8.00%,                   990,572
                  05/01/23,
   1,650,000      Dover Corp., 6.25%, 06/01/08                1,646,273
   1,000,000      Precision Castparts Corp.,
                  8.75%, 03/15/05                             1,053,501
   2,000,000      Worthington Industries, Inc.,
                  7.13%, 05/15/06                             2,014,826
                                                           ------------
                                                              5,705,172
                                                           ------------
--------------------------------------------------------------------------------
MANUFACTURING / DIVERSIFIED (0.8%)
   1,000,000      Eaton Corp., 6.95%, 11/15/04                1,023,988
                                                           ------------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT AND SUPPLIES (4.4%)
   4,000,000      Becton, Dickinson & Co.,
                  8.70%, 01/15/25                            4,380,796
   1,000,000      Guidant Corp., 6.15%, 02/15/06               974,072
                                                           ------------
                                                             5,354,868
                                                           ------------

--------------------------------------------------------------------------------
NATURAL GAS       (5.5%)
   2,500,000         ANR Pipeline Co., 7.00%,                2,542,004
                  06/01/25
   2,000,000         Columbia Energy Group,
                  6.80%, 11/28/05                            2,023,796
   2,000,000         ONEOK, Inc., 7.75%, 08/15/06            2,096,706
                                                           ------------
                                                             6,662,506
                                                           ------------

                                                                    NATIONWIDE 7

                                   CONTINUED

STATEMENT OF INVESTMENTS NATIONWIDE(R) BOND FUND CONTINUED
-------------------------------------------------------------------------------
(UNAUDITED)                   APRIL 30, 2001



PRINCIPAL               SECURITY                              VALUE

CORPORATE BONDS (CONTINUED)

--------------------------------------------------------------------------------
NUCLEAR ENERGY (1.1%)

   $ 1,500,000   USEC, Inc., 6.63%, 01/20/06                 $1,354,275
                                                             ----------

--------------------------------------------------------------------------------
OFFICE FURNITURE (0.8%)

   1,000,000     Herman Miller, Inc., 7.13%, 03/15/11           972,225
                                                             ----------

--------------------------------------------------------------------------------
OIL & GAS (1.6%)

   1,000,000     Sempra Energy, 6.95%, 12/01/05                 970,988
   1,000,000     Texaco Capital, Inc., 7.75%,                   989,219
                 02/15/33                                    ----------
                                                              1,960,207
                                                             ----------
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (5.4%)

   1,500,000     International Paper Co., 8.12%,              1,389,581
                 06/15/24
   3,000,000     ITT Rayonier, Inc., 7.50%,                   3,104,283
                 10/15/02
   2,000,000     Willamette Industries, Inc.,
                 7.35%, 07/01/26                              2,062,522
                                                             ----------
                                                              6,556,386
                                                             ----------

--------------------------------------------------------------------------------
PHARMACEUTICALS (0.8%)

   1,000,000     American Home Products Corp.,
                 6.25%, 03/15/06                                988,448
                                                             ----------

--------------------------------------------------------------------------------
RETAIL (5.5%)

   1,000,000     Dayton Hudson Corp., 8.50%                   1,058,789
                 12/01/22
   1,000,000     Dillards, Inc., 6.63%, 01/15/18                756,422
   1,000,000     Lowe's Cos., 8.25%, 06/01/10                 1,094,400
   3,000,000     May Department Stores Co.,
                 8.30%, 07/15/26                              3,086,411
   1,000,000     Penney (J.C.) Co., Inc., 6.88%,                675,000
                 10/15/15                                    ----------
                                                              6,671,022
                                                             ----------

--------------------------------------------------------------------------------
SERVICES (2.2%)

   2,000,000     Fluor Corp., 6.95%, 03/01/07                 1,944,168
   1,000,000     Service Corp. International,
                 6.00%, 12/15/05                                690,000
                                                             ----------
                                                              2,634,168
                                                             ----------

--------------------------------------------------------------------------------
TEXTILES / APPAREL MANUFACTURING (1.8%)

   1,000,000     V.F. Corp., 8.50%, 10/01/10                  1,047,254
   1,075,000     V.F. Corp., 9.25%, 05/01/22                  1,166,003
                                                             ----------
                                                              2,213,257
                                                             ----------

--------------------------------------------------------------------------------
UTILITIES (1.6%)

   2,000,000     South Carolina Electric & Gas
                  6.13%, 03/01/09                             1,922,412
                                                             ----------
TOTAL CORPORATE BONDS                                        87,392,790
                                                             ----------
U.S. GOVERNMENT OBLIGATIONS (13.9%)

--------------------------------------------------------------------------------
GOVERNMENT-SPONSORED MORTGAGE-BACKED OBLIGATIONS    (2.0%)

     96,661      FHLMC 29X, 6.75%, 02/25/23                      96,151
    193,322      FHLMC 29Z, 6.75%, 04/25/24                     186,774
  1,917,312      FNMA, Pool 323286, 7.13%, 09/01/07           2,011,006
    173,421      FNMA REMIC G92-15G, 7.00%,                     175,178
                 04/25/20                                    ----------
                                                              2,469,109
                                                             ----------

--------------------------------------------------------------------------------
GOVERNMENT-TREASURY (11.9%)

   $ 4,000,000 U.S. Treasury Bond, 8.13%, 08/15/19         $  4,994,192
    10,000,000 U.S. Treasury Bond, 5.50%, 08/15/28            9,443,690
                                                           ------------
                                                             14,437,882
                                                           ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                            16,906,991
                                                           ------------

--------------------------------------------------------------------------------
SHORT-TERM DEBT (9.0%)
   5,427,000 Citigroup, Inc., 4.70%, 05/01/01                 5,426,291
   5,536,000 JP Morgan Chase, 4.70%, 05/01/01                 5,535,278
                                                           ------------
 TOTAL SHORT-TERM DEBT                                       10,961,569
                                                           ------------
TOTAL INVESTMENTS (Cost $122,177,980)                       123,383,133
(a)-(101.6%)
LIABILITIES IN EXCESS OF OTHER ASSETS-(-1.6%)                (1,890,971)
                                                           ------------
TOTAL NET ASSETS-(100.0%)                                  $121,492,162
                                                           ============

(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS
         FOLLOWS:
         UNREALIZED APPRECIATION $3,150,184
         UNREALIZED DEPRECIATION (1,945,031)
         NET UNREALIZED APPRECIATION $1,205,153

(b) REPRESENTS A RESTRICTED SECURITY ACQUIRED AND ELIGIBLE FOR RESALE UNDER RULE 144A, WHICH LIMITS THE RESALE TO CERTAIN QUALIFIED BUYERS. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
REMIC Real Estate Mortgage Investment Conduit

SEE NOTES TO FINANCIAL STATEMENTS.


8 NATIONWIDE

NATIONWIDE(R) FIXED INCOME MUTUAL FUNDS                                 [PHOTO]
--------------------------------------------------------------------------------

NATIONWIDE GOVERNMENT BOND FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?

   For the six-month period ended April 30, 2001, the Nationwide Government Bond Fund (formerly the Nationwide Intermediate U.S. Government Bond Fund) returned 5.88%(a) versus 5.49% for the Merrill Lynch Government Master Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

   During the six-month period, two-year Treasury yields decreased 2.25%, while 30-year yields remained unchanged. The Fund outperformed its benchmark during the period by being overweighted in short and intermediate securities as the yield curve steepened. Our emphasis on securities other than U.S. Treasuries also led to good relative performance.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?

   The top-performing sector in the Fund was agency notes, which, as of April 30, 2001, had a 39% weighting in the Fund versus 27% in the Index. The agency notes held by the Fund are non-callable and have performed well versus callable notes. Callable agency notes performance suffered as falling interest rates have led to early redemptions and heavy supply. Treasury notes was the next best performing sector in the Fund, but Treasury bond holdings performed poorly versus the rest of the yield curve. Finally, positions in mortgage backed securities (MBS) suffered as declining Treasury yields increased prepayment fears. The Treasury bonds have begun to do better as market participants realize the value in these conservatively structured investments.

WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING FORWARD?

   With the economy still weak, and the Federal Reserve lowering the Federal Funds rate, the short end of the curve still has the potential to outperform. The current curve steepening posture of the Nationwide Government Bond Fund should perform well under this scenario. When the economic data begin to look more favorable, we plan on adding callable agency paper rather than non-callable holdings. Callable agency paper has widened considerably and certain structures are beginning to look attractive. We also plan to add to our MBS holdings as interest rates begin to stabilize.

PORTFOLIO MANAGER:  GARY R. HUNT, CFA

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $129,101,302
APRIL 30, 2001


PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS
(Subject to Change)

Repurchase Agreement 1.0%

U.S. Government Obligations 99.0%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
(For Periods Ended April 30, 2001)



              CLASS A*                CLASS B*
YEARS         W/O SC**    W/SC(1)       W/O SC**      W/SC(2)

1             12.03%      6.97%       11.33%        6.33%
5              7.06%      6.08%        6.67%        6.36%
Life(4)        6.59%      6.06%        6.38%        6.38%

              CLASS C*                CLASS D
YEARS         W/O SC**    W/SC(3)      W/O SC**      W/SC(1)

1             11.44%      10.30%      12.34%        7.27%
5              7.04%       6.82%       7.21%        6.24%
Life(4)        6.58%       6.46%       6.67%        6.14%


ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.

* THESE RETURNS INCLUDE PERFORMANCE BASED ON CLASS D SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF CLASS A AND CLASS B (5/11/98) AND CLASS C (3/1/01) SHARES. THESE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO THESE CLASSES OF SHARES, WHICH INCLUDE A 0.25% (CLASS A) OR 0.85% (CLASS B AND CLASS C) 12b-1 FEE. HAD CLASS A, CLASS B OR CLASS C BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THEIR ADDITIONAL EXPENSES.

**       THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.

1        A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.

2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.

3 A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED FROM THE ONE YEAR RETURN BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.

4        FUND COMMENCED OPERATIONS ON 2/10/92.

+        SEE LEGEND ON INSIDE BACK COVER.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                                    NATIONWIDE 9

STATEMENT OF INVESTMENTS NATIONWIDE(R) GOVERNMENT BOND FUND
-------------------------------------------------------------------------------
(UNAUDITED)                   APRIL 30, 2001


PRINCIPAL                              SECURITY                        VALUE

U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS (98.3%)
-------------------------------------------------------------------------------
GOVERNMENT - AGENCY (38.2%)
   $ 1,000,000        Export Funding Trust, Series
                      1994-A, 7.89%, 02/15/05         $  1,053,060
     1,000,000        Federal Farm Credit, 7.16%,        1,069,426
                      05/15/06
     1,900,000        FHLB, 5.43%, 01/29/04              1,922,260
    10,000,000        FHLB, 5.25%, 02/13/04             10,069,961
     2,000,000        FHLB, 6.95%, 03/26/07              2,136,842
     2,000,000        FHLB, 6.53%, 07/23/07              2,092,672
     1,000,000        FHLB, 6.02%, 01/09/08              1,015,364
    10,000,000        FHLB, 5.24%, 12/18/08              9,596,910
     2,000,000        FHLB, 5.49%, 12/22/08              1,950,018
     8,000,000        FHLB, 5.82%, 03/30/09              7,944,608
     3,000,000        FHLMC, 5.98%, 12/08/05             3,069,360
     2,655,000        FHLMC, 6.70%, 01/09/07             2,804,564
     4,800,000        Private Export Funding, Series C,
                      6.31%, 09/30/04                    4,970,966
                                                      ------------
TOTAL GOVERNMENT - AGENCY                               49,696,011
                                                      ------------

-------------------------------------------------------------------------------
GOVERNMENT-SPONSORED MORTGAGE-BACKED OBLIGATIONS (37.2%)

     2,075,309        FHLMC REMIC, Series 1313-G,
                      7.25%, 06/15/07                    2,094,630
     1,936,917        FHLMC REMIC, Series 1858-H,
                      6.00%, 06/15/11                    1,926,245
     4,286,630        FHLMC REMIC, Series 2134-PT,
                      6.00%, 07/15/14                    4,321,523
     1,000,000        FHLMC REMIC, Series 1629-HA,
                      3.50%, 12/15/21                      930,150
     2,000,000        FHLMC REMIC, Series 1424-PJ,
                      7.00%, 05/15/22                    2,038,295
       912,034        FNMA, Pool #73341,
                      6.31%, 01/01/06                      931,863
     1,000,000        FNMA, Pool #382684,
                      7.41%, 10/01/07                    1,047,586
       967,136        FNMA, Pool #380488,
                      6.10%, 07/01/08                      968,756
     1,950,936        FNMA, Pool #381019,
                      6.27%, 12/01/08                    1,987,626
     6,659,072        FNMA, Pool #73731,
                      7.42%, 11/01/11                    7,092,397
     1,077,909        FNMA, Pool #381570,
                      6.30%, 04/01/14                    1,061,369
     4,695,328        FNMA, Pool #460221,
                      6.32%, 04/01/14                    4,676,232
     3,294,956        FNMA, Pool #383142,
                      7.11%, 10/01/15                    3,401,387
     1,684,894        FNMA, Pool #73847,
                      7.05%, 02/01/17                    1,732,413
     2,165,405        FNMA, Pool #73942,
                      7.18%, 02/01/17                    2,244,963

     $ 419,603        FNMA REMIC, Series 92-126-VB,
                      8.00%, 07/25/02                   $  424,965
     4,000,000        FNMA REMIC, Series 93-114-H,
                      6.50%, 07/25/08                    4,103,120
     1,500,000        FNMA REMIC, Series 94-34-C,
                      6.00%, 08/25/08                    1,519,440
     3,000,000        FNMA REMIC, Series 99-19-TD,
                      6.50%, 04/25/13                    3,061,710
     2,000,000        FNMA REMIC, Series 98-58-VB,
                      6.00%, 05/25/14                    1,921,557
       116,441        FNMA REMIC, Series 88-25-B,
                      9.25%, 10/25/18                      123,653
       686,666        FNMA REMIC, Series 90-7-B,
                      8.50%, 01/25/20                      720,859
                                                      ------------
   TOTAL GOVERNMENT-SPONSORED MORTGAGE-BACKED
      OBLIGATIONS                                       48,330,739
                                                      ------------
-------------------------------------------------------------------------------
GOVERNMENT-TREASURY (22.9%)

      7,000,000 U.S. Treasury Bond, 8.75%, 11/15/08      7,671,566
      3,000,000 U.S. Treasury Bond, 11.25%, 02/15/15     4,570,314
     14,000,000 U.S. Treasury Bond, 8.125%, 08/15/19    17,479,672
                                                      ------------
TOTAL GOVERNMENT-TREASURY                               29,721,552
                                                      ------------
     TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY
     OBLIGATIONS                                       127,748,302
                                                      ------------

REPURCHASE AGREEMENT (1.0%)
-------------------------------------------------------------------------------
     $1,353,000 Fifth Third Bank, 4.40%, 05/01/01
     (Collateralized by FNMA Adjustable
     Rate Mortgage, Pool #505077)                        1,353,000
                                                      ------------
     TOTAL INVESTMENTS (cost $127,483,242) (a)-(99.3%) 129,101,302
     OTHER ASSETS IN EXCESS OF LIABILITIES-(0.7%)          956,255
                                                      ------------
     TOTAL NET ASSETS-(100.0%)                        $130,057,557
                                                      ============
-------------------------------------------------------------------------------


(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS
         FOLLOWS:

     UNREALIZED APPRECIATION        $2,213,401
     UNREALIZED DEPRECIATION          (595,341)
                                    ----------
     NET UNREALIZED APPRECIATION    $1,618,060
                                    ==========

     FHLB Federal Home Loan Bank
     FHLMC Federal Home Loan Mortgage Corp.
     FNMA Federal National Mortgage Association
     REMIC Real Estate Mortgage Investment Conduit

     SEE NOTES TO FINANCIAL STATEMENTS.

10 NATIONWIDE

NATIONWIDE(R) FIXED INCOME MUTUAL FUNDS                                  [PHOTO]
--------------------------------------------------------------------------------


NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?

         For the six-month period ended April 30, 2001, the Nationwide Long-Term U.S. Government Bond Fund returned 5.18%(a) versus 4.36% for the Lehman Brothers Government Bond Long-Term Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

         The Fund outperformed its benchmark during the period by investing 41% of its assets in securities that mature in 10 years or less, while the Index held no securities of that maturity length. During the six-month period, two-year Treasury yields decreased 2.25% while 30-year yields remained unchanged.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?

         The top-performing sector in the Fund was mortgage-backed securities
(MBS). The Fund's MBS holdings were well-structured bonds that benefited from the decline in yields for U.S. Treasury securities that mature in 10 years or less. The Fund's Treasury bond holdings performed better than those in the Index because the majority of the Fund's holdings are concentrated in issues that mature in 19 years or less, and thus, captured some of the steepening of the yield curve.

WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION --GOING FORWARD?

         With the economy still weak and the Federal Reserve lowering the Federal Funds rate, the short end of the curve still has the potential to outperform. We anticipate no changes in the Fund's holdings until the Fund's assets are merged into the Nationwide Government Bond Fund.

PORTFOLIO MANAGER: GARY R. HUNT, CFA

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

         PORTFOLIO MARKET VALUE $30,091,625
         APRIL 30, 2001


     PORTFOLIO COMPOSITION AS A PERCENTAGE OF
     TOTAL INVESTMENTS
     (Subject to Change)

     Repurchase Agreement 9.0%

     U.S. Government Obligations 91.0%


     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
     (For Periods Ended April 30, 2001)


                  CLASS A*         CLASS B*         CLASS D
     YEARS        W/O SC** W/SC(1) W/O SC**  W/SC(2)  W/O SC**  W/SC(1)

     1            11.37%    6.38%   10.72%    5.72%  11.75%    6.74%
     5             7.23%    6.25%    6.84%    6.53%   7.39%    6.41%
     10            7.60%    7.11%    7.41%    7.41%   7.69%    7.19%


     ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.

         *        THESE RETURNS INCLUDE PERFORMANCE BASED ON CLASS D SHARES,
                  WHICH WAS ACHIEVED PRIOR TO THE CREATION OF CLASS A AND CLASS
                  B (5/11/98) SHARES. THESE RETURNS HAVE BEEN RESTATED FOR SALES
                  CHARGES BUT NOT FOR FEES APPLICABLE TO THESE CLASSES OF
                  SHARES, WHICH INCLUDE A 0.25% (CLASS A) OR 0.85% (CLASS B)
                  12b-1 FEE. HAD CLASS A OR CLASS B BEEN IN EXISTENCE FOR THE
                  TIME PERIODS PRESENTED, THE PERFORMANCE FOR SUCH CLASSES WOULD
                  HAVE BEEN LOWER AS A RESULT OF THEIR ADDITIONAL EXPENSES.
         **       THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.
         1        A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
         2        A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
                  THE CDSC DECLINES TO 0% AFTER 6 YEARS.
         +        SEE LEGEND ON INSIDE BACK COVER.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                                   NATIONWIDE 11

STATEMENT OF INVESTMENTS NATIONWIDE(R) LONG-TERM U.S.GOVERNMENT BOND FUND
-------------------------------------------------------------------------------
(UNAUDITED)                           APRIL 30, 2001

PRINCIPAL       SECURITY                                               VALUE

U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS (90.7%)
--------------------------------------------------------------------------------
GOVERNMENT - AGENCY (16.6%)
    $5,000,000  FHLMC, 5.50%, 02/15/10                               $ 5,009,400
                                                                     -----------
--------------------------------------------------------------------------------

GOVERNMENT - MORTGAGE-BACKED (26.0%)
     1,936,424  FNMA Pool #380311, 6.30%, 05/01/13                     1,960,642
     1,950,936  FNMA Pool #381019, 6.27%, 12/01/08                     1,987,626
     2,000,000  FNMA Series 94-48, 6.00%, 11/25/08                     2,022,340
     1,841,525  FNMA Series 97-16, 7.50%, 02/25/23                     1,891,060
                                                                     -----------
                                                                       7,861,668
                                                                     -----------
--------------------------------------------------------------------------------
GOVERNMENT - TREASURY (48.1%)

     5,000,000 U.S. Treasury Bond, 8.125%, 08/15/19                    6,242,740
     4,750,000 U.S. Treasury Note, 11.25%, 02/15/15                    7,236,330
     1,000,000 U.S. Treasury Note, 6.25%, 08/15/23                     1,039,487
                                                                     -----------
                                                                      14,518,557
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS                                                    27,389,625
                                                                     -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.9%)

     $2,702,000 Warburg Dillon Reed, 4.45%, 05/01/01
     (Collateralized by U.S. Treasury Bond)                            2,702,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT                                             2,702,000
                                                                     -----------

TOTAL INVESTMENTS (cost $28,988,063) (a)-(99.6%)                      30,091,625
OTHER ASSETS IN EXCESS OF LIABILITIES-(0.4%)                             127,740
                                                                     -----------
TOTAL NET ASSETS-(100.0%)
                                                                     $30,219,365
                                                                     ===========
--------------------------------------------------------------------------------


(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS
         FOLLOWS:

         UNREALIZED APPRECIATION       $1,103,562

         UNREALIZED DEPRECIATION               --
                                       ----------
         NET UNREALIZED APPRECIATION   $1,103,562
                                       ==========

     FHLMC Federal Home Loan Mortgage Corp.
     FNMA Federal National Mortgage Association

     SEE NOTES TO FINANCIAL STATEMENTS.

12 NATIONWIDE

NATIONWIDE(R) FIXED INCOME MUTUAL FUNDS                                 [PHOTO]
--------------------------------------------------------------------------------

NATIONWIDE TAX-FREE INCOME FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?

         For the six-month period ended April 30, 2001, the Nationwide Tax-Free Income Fund returned 3.83%(a) versus 4.39% for the Lehman Brothers Municipal Bond Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

         As the period began, municipal bond issuance was down and demand was strong across the yield curve. However, during the latter part of the period, two factors--an increase in supply and lower interest rates--detracted from the performance of the municipal bond market, as well as the Fund. Total volume was $77.4 billion for the first four months of 2001, compared to $56.9 billion in the same period last year, up 36%. The main reason for the increase was an exponential increase in refunding activity, which was up 327% to $18.5 billion, compared to $4.3 billion in the first four months of 2000. Falling interest rates drove the overall surge in issuance as issuers scrambled to refinance higher interest debt and to sell new debt at favorable rates. The market seemed to struggle to absorb the increased volume. Individual (retail) investor demand for municipal bonds remained strongest for intermediate maturity bonds (10 years or shorter), as they continued to re-allocate portions of their equity assets to the fixed-income markets. The traditional investor in long-term securities, bond funds, and property casualty insurance companies remained on the sidelines. Municipal bond funds continued to experience weak cash flows, while property casualty insurance companies pursued higher returns in taxable markets.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?

         In the current low interest rate environment and with concerns about the market's ability to absorb the increased supply, intermediate securities provided the best gross total return, at better than 1.06% year-to-date, according to the Lehman Municipal Bond Index. The Fund's top performing securities were intermediate securities. In contrast, during the overall six-month period, long-term securities (15+ years) produced the top returns in the market at better than 4.21%. No significant changes were made to the composition of the portfolio during the period. The Fund has an average maturity of 18.22 years, and a duration of approximately 7 years. The average maturity of the Lehman Brothers Index is 13.64 years and its duration is 6.41 years.

WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--GOING FORWARD?

         Over the next few months, we expect many of the same factors to dominate the market--lower interest rates due to a slowdown in the economy and increasing supply. We expect individuals to be the primary buyers if volatility in the equity markets continues. We believe that short to intermediate yields may continue to decline and the long end of the yield curve may increase. Nevertheless, we will continue to monitor market developments and seek to take advantage of opportunities to increase investor return.

PORTFOLIO MANAGER: ALPHA BENSON

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $206,537,380
APRIL 30, 2001


PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS
(Subject to Change)



Municipal Securities 100.0%


     AVERAGE ANNUAL (COMPOUND) TOTAL RETURN+
     (For Years Ended April 30, 2001)


                   CLASS A*                CLASS B*
     YEARS         W/O SC**    W/SC(1)       W/O SC**     W/SC(2)
-----------------------------------------------------------------
        1             9.23%         4.33%        8.70%      3.70%
        5             5.43%         4.47%        5.06%      4.73%
       10             6.13%         5.65%        5.94%      5.94%


                   CLASS C*                CLASS D
     YEARS         W/O SC**    W/SC(3)     W/O SC**     W/SC(1)
-------------------------------------------------------------------
     1             8.64        6.55%        9.61%          4.69%
     5             5.39        5.19%        5.58%          4.62%
     10            6.12%       6.01%        6.21%          5.72%


ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.

* THESE RETURNS INCLUDE PERFORMANCE BASED ON CLASS D SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF CLASS A AND CLASS B (5/11/98) AND CLASS C (3/1/01) SHARES. THESE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO THESE CLASSES OF SHARES, WHICH INCLUDE A 0.25% (CLASS A) OR 0.85% (CLASS B AND CLASS C) 12b-1 FEE. HAD CLASS A, CLASS B OR CLASS C BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE FOR SUCH CLASSES WOULD HAVE BEEN LOWER AS A RESULT OF THEIR ADDITIONAL EXPENSES.

**       THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.

1        A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.

2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.

3 A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS DEDUCTED FROM THE ONE YEAR RETURN BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.

+        SEE LEGEND ON INSIDE BACK COVER.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                                   NATIONWIDE 13

STATEMENT OF INVESTMENTS NATIONWIDE TAX-FREE INCOME FUND
--------------------------------------------------------------------------
(UNAUDITED)                    APRIL 30, 2001


PRINCIPAL                     SECURITY                             VALUE
MUNICIPAL BOND (98.9%)
--------------------------------------------------------------------------
ALABAMA (7.5%)

    $2,400,000     Alabama Housing Finance Authority
                   Single-Family Mortgage Revenue
                   Bonds, (Collateralized Home Mortgage
                   Revenue Bond Program), Series
                   1996-D, 6.00%, 2016                          $  2,503,080

     1,100,000     Birmingham, Alabama General
                   Obligation Unlimited Tax Parking
                   Warrants, Series 1995-A,
                   5.90%, 2018                                     1,149,918

     2,000,000     Birmingham, Alabama General
                   Obligation Unlimited Tax Refunding
                   Revenue Bonds, Series 1992-B,
                   6.25%, 2016                                     2,064,120

     3,500,000     Birmingham, Alabama Water &
                   Sewer Revenue Warrants, Series
                   1998-A, 4.75%, 2029                             3,092,846

     2,480,000     Birmingham, Alabama Waterworks &
                   Sewer Board Refunding Revenue
                   Bonds, Series 1992, 6.13%, 2012                 2,578,034

     1,500,000     Jefferson County, Alabama Sewer
                   Capital Improvement Revenue
                   Warrants, Series A, 5.00%, 2033                 1,379,685

     3,000,000     Jefferson County, Alabama Sewer
                   Capital Improvement Revenue
                   Warrants, Series A, 5.13%, 2029                 2,832,780
                                                                ------------
                                                                  15,600,463
                                                                ------------

----------------------------------------------------------------------------
ARIZONA (2.1%)

     1,800,000     Mesa, Arizona Industrial
                   Development Authority Revenue
                   Bonds, (Discovery Health Systems),
                   Series A, 5.63%, 2029                           1,834,578

     2,500,000     Salt River Project Agricultural
                   Improvement & Power District,
                   Arizona Electric System Revenue
                   Bonds, Series 1992-C, 6.20%, 2012               2,583,075
                                                                ------------
                                                                   4,417,653
                                                                ------------

----------------------------------------------------------------------------
COLORADO (2.8%)

       340,000     Colorado Housing Finance Authority
                   Single-Family Housing Refunding
                   Revenue Bonds, Series 1991-A,
                   7.15%, 2014                                       349,017

     2,000,000     Denver, Colorado City & County
                   Airport Revenue Bonds, Series B,
                   5.00%, 2025                                     1,899,820

     3,500,000     Denver, Colorado City & County
                   Airport Revenue Bonds, Series D,
                   5.50%, 2025                                     3,542,910
                                                                ------------
                                                                   5,791,747
                                                                ------------
PRINCIPAL                     SECURITY                             VALUE
----------------------------------------------------------------------------
CONNECTICUT (2.1%)

    $4,115,000       Connecticut Housing Finance
                     Authority Housing Mortgage Finance
                     Program Bonds, Series 1992-B,
                     6.70%, 2012                                 $ 4,299,434
                                                                ------------

----------------------------------------------------------------------------
DISTRICT OF COLUMBIA (1.1%)

     2,500,000       District of Columbia General
                     Obligation Unlimited Bonds,
                     Series A,
                     5.50%, 2029                                   2,296,350
                                                                ------------

----------------------------------------------------------------------------
GEORGIA (3.1%)

     1,000,000       Atlanta, Georgia Airport General
                     Obligation Refunding Revenue
                     Bonds, Series A, 5.50%, 2026                  1,010,740

     1,000,000       Georgia Local Government
                     Certificates of Participation
                     Grantor Trust, Series 1998-A, 4.75%, 2028       905,460

     465,000         Georgia Municipal Electric Power
                     Authority Revenue Bonds,
                     Prerefunded Series V, 6.60%, 2018               535,778

     2,285,000       Georgia Municipal Electric Power
                     Authority Revenue Bonds,
                     Unrefunded Series V, 6.60%, 2018              2,616,188

     1,500,000       Georgia Private College &
                     Universities Authority, Refunding
                     Revenue Bonds, (Mercer University
                     Project), Series A, 5.25%, 2025               1,434,405
                                                                 -----------
                                                                   6,502,571
                                                                 -----------

----------------------------------------------------------------------------
ILLINOIS (8.5%)

     3,050,000       Chicago Park District, Illinois
                     General Obligation Unlimited Tax
                     Park Bonds, Series 1996, 5.60%, 2021          3,085,716

     1,750,000       Illinois Development Finance
                     Authority Hospital Revenue Bonds,
                     (Adventist Health Systems/Sunbelt
                     Obligation), 5.50%, 2020                      1,549,433

     3,000,000       Illinois Development Finance
                     Authority Hospital Revenue Bonds,
                     (Adventist Health Systems/Sunbelt
                     Obligation), 5.65%, 2024                      2,681,940

     2,185,000       Illinois Educational Facility
                     Authority Revenue Bonds (Loyola
                     University), Series 1991-A, 7.13%, 2021       2,242,138

     1,000,000       Illinois Housing Development
                     Authority Homeowner Mortgage
                     Revenue Bonds, Series 1994 A-1,
                     6.45%, 2017                                   1,040,820

     2,500,000       Illinois State Building,
                     Illinois Sales
                     Tax Revenue Bonds, Series V,
                     6.38%, 2017                                   2,681,400

14 NATIONWIDE

                                  CONTINUED

STATEMENT OF INVESTMENTS NATIONWIDE TAX-FREE INCOME FUND CONTINUED
-------------------------------------------------------------------------------
(UNAUDITED)                    APRIL 30, 2001

PRINCIPAL                        SECURITY                              VALUE
MUNICIPAL BOND (CONTINUED)
-------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
     $ 3,000,000     Illinois State General Obligation
                     Unlimited Tax Bonds, Series 1994,
                     5.80%, 2019                                    $ 3 ,082,380

       1,500,000     Metropolitan Pier & Exposition
                     Authority, Illinois Dedicated State
                     Tax Revenue Bonds, (Mccormick Place
                     Expansion Project), 5.50%, 2024                   1,502,805
                                                                    ------------
                                                                      17,866,632
                                                                    ------------

--------------------------------------------------------------------------------
INDIANA (4.0%)

       1,000,000     Ball State University Student Fee
                     Revenue Bonds, Series J, 6.20%, 2020              1,087,750

       5,335,000     Indiana State Toll Road Commission
                     East-West Toll Road Revenue Bonds,
                     Series 1980, 9.00%, 2015                          7,209,612
                                                                    ------------
                                                                       8,297,362
                                                                    ------------

--------------------------------------------------------------------------------
KANSAS (0.8%)

     1,500,000       Wichita, Kansas Hospital Revenue
                     Refunding Bonds, (Facilities
                     Improvements Series XI), 6.75%, 2019              1,602,360
                                                                    ------------

--------------------------------------------------------------------------------
KENTUCKY (2.3%)

     1,500,000       Campbell & Kenton Counties,
                     Kentucky Sanitation District Number 1,
                     Sanitation District Revenue Bonds,
                     5.00%, 2019                                       1,450,905

     3,250,000       Jefferson County, Kentucky Jewish
                     Hospital Healthcare Services Health
                     Facilities Revenue Bonds, (Jewish
                     Hospital, Inc.), Series 1995,
                     6.50%, 2015                                       3,380,845
                                                                    ------------
                                                                       4,831,750

--------------------------------------------------------------------------------
MASSACHUSETTS (1.3%)

     2,525,000       Massachusetts State General
                     Obligation Unlimited Tax Bonds,
                     (Consolidated Loan), Series 1992-B,
                     6.50%, 2013                                       2,641,579
                                                                    ------------

--------------------------------------------------------------------------------
MICHIGAN (3.6%)

     3,500,000       Michigan State General Obligation
                     Unlimited Tax Bonds, (Environmental
                     Protection Program), Series 1992,
                     6.25%, 2012                                       3,993,254

     1,500,000       Michigan State Hospital Finance
                     Authority Refunding Revenue Bonds,
                     (Henry Ford Health), 6.00%, 2024                  1,517,220

     2,000,000       Michigan State Hospital Finance
                     Authority Revenue Bonds, (Ascension
                     Health Credit), Series A, 5.75%, 2018             2,020,860
                                                                    ------------
                                                                       7,531,334
                                                                    ------------
PRINCIPAL                        SECURITY                              VALUE
--------------------------------------------------------------------------------
MINNESOTA (2.0%)

     $2,530,000      Minnesota State Housing Finance
                     Agency Single-Family Mortgage
                     Revenue Bonds, Series 1994-K,
                     6.40%, 2015                                     $ 2,638,082

     1,500,000       St. Louis Park Minnesota
                     Independent School District Number
                     238 General Obligation Unlimited tax
                     Bonds, 5.75%, 2018                                1,557,780
                                                                    ------------
                                                                       4,195,862
                                                                    ------------

--------------------------------------------------------------------------------
MISSOURI (1.0%)

     2,000,000       Missouri State Environmental
                     Improvement & Energy Resources
                     Authority Water Pollution Control
                     Revenue Bonds, 6.55%, 2014                        2,089,300
                                                                    ------------

--------------------------------------------------------------------------------
NEBRASKA (2.5%)

     5,000,000       Nebraska Public Power District,
                     Power Supply Systems Revenue
                     Bonds, Series 1993, 6.13%, 2015                   5,305,799
                                                                    ------------

--------------------------------------------------------------------------------
NEW HAMPSHIRE (0.7%)

     1,500,000       New Hampshire State Turnpike
                     Systems Refunding Revenue Bonds,
                     5.75%, 2020                                       1,515,090
                                                                    ------------

--------------------------------------------------------------------------------
NEW JERSEY (1.1%)

     1,000,000       New Jersey State Transportation
                     Trust Fund Authority, Transportation
                     Systems Revenue Bonds, Series A,
                     5.75%, 2017                                       1,076,400

     1,000,000       New Jersey State Turnpike Authority
                     Revenue Bonds, Series 1991-C,
                     6.50%, 2016                                       1,134,190
                                                                    ------------
                                                                       2,210,590
                                                                    ------------

--------------------------------------------------------------------------------
NEW MEXICO (0.7%)

     1,500,000       Bernalillo County, New Mexico Gross
                     Receipts Tax Revenue Bonds,
                     5.25%, 2026                                       1,467,135
                                                                    ------------

--------------------------------------------------------------------------------
NEW YORK (1.0%)

     1,000,000       New York State Local Government
                     Assistance Corporation Revenue
                     Refunding Bonds, Series 1993-E,
                     6.00%, 2014                                       1,107,080

     1,000,000       New York, New York City
                     Transitional Finance Authority Future
                     Tax Secured Revenue Bonds,
                     Series B, 5.75%, 2019                             1,056,870
                                                                    ------------
                                                                       2,163,950
                                                                    ------------

                                                                   NATIONWIDE 15
                                  CONTINUED

STATEMENT OF INVESTMENTS NATIONWIDE TAX-FREE INCOME FUND CONTINUED
-------------------------------------------------------------------------------
(UNAUDITED)                    APRIL 30, 2001

PRINCIPAL                      SECURITY                                  VALUE
MUNICIPAL BOND (CONTINUED)
--------------------------------------------------------------------------------
NORTH CAROLINA (6.2%)

     $  425,000      Charlotte-Mecklenberg Hospital
                     Authority, North Carolina Health
                     Care Systems Revenue Bonds, Series
                     1992, 6.25%, 2020                                $  431,702

     1,000,000       Cumberland County, North Carolina
                     Hospital Facilities Revenue Bonds,
                     (Cumberland County Hospital
                     Systems, Inc.), 5.25%, 2019                         921,230

     1,795,000       North Carolina Housing Finance
                     Agency, Single-Family Revenue
                     Bonds, Series A, 6.25%, 2017                      1,863,892

     1,186,000       North Carolina Housing Finance
                     Agency, Single-Family Revenue
                     Bonds, Series J, 7.40%, 2022                      1,206,257

       915,000       North Carolina Housing Finance
                     Agency, Single-Family Revenue
                     Bonds, Series N, 7.40%, 2028                        926,996

     2,500,000       North Carolina Medical Care
                     Commission Hospital Revenue
                     Bonds, (Firsthealth of the
                     Carolinas), 4.75%, 2026                           2,241,750

     4,300,000       North Carolina Medical Care
                     Commission Hospital Revenue
                     Bonds, (Gaston Health Care),
                     5.00%, 2029                                       3,877,138

     1,500,000       North Carolina Medical Care
                     Commission Hospital Revenue
                     Refunding Bonds, (North Carolina
                     Baptist Hospitals Project), Series
                     1992-A, 6.38%, 2014                               1,547,505
                                                                    ------------
                                                                      13,016,470
                                                                    ------------

--------------------------------------------------------------------------------
OHIO (1.8%)

     1,100,000       Franklin County, Ohio Hospital
                     Refunding & Improvement Revenue
                     Bonds, (The Children's Hospital
                     Project), Series 1996-A, 5.75%, 2020              1,108,514

     1,000,000       Hamilton, Ohio City School District
                     General Obligation Bonds, Series A,
                     5.50%, 2019                                       1,011,330

     1,500,000       Montgomery County, Ohio Hospital
                     Revenue Bonds, (Kettering Medical
                     Center), 6.75%, 2018                              1,534,230
                                                                    ------------
                                                                       3,654,074
                                                                    ------------


--------------------------------------------------------------------------------
PENNSYLVANIA (2.8%)

     $1,500,000      Pennsylvania Housing Finance
                     Agency Rental Housing Refunding
                     Revenue Bonds, Issue 1992,
                     6.25%, 2007                                    $  1,550,205

     4,055,000       Pennsylvania Housing Finance
                     Agency Rental Housing Refunding
                     Revenue Bonds, Issue 1992,
                     6.40%, 2012                                       4,194,979
                                                                    ------------
                                                                       5,745,184
                                                                    ------------


--------------------------------------------------------------------------------
SOUTH CAROLINA (7.9%)

     4,980,000       Charleston, South Carolina
                     Waterworks & Sewer System
                     Refunding Capital Improvement
                     Revenue Bonds, Series 1991,
                     6.00%, 2018                                       5,091,053

     2,570,000       South Carolina State Housing
                     Finance & Development Authority
                     Homeownership Mortgage Purchase
                     Bonds, Series 1994-A, 6.38%, 2016                 2,713,586

     1,500,000       South Carolina State Housing
                     Finance & Development Authority
                     Multi-Family Revenue Refunding
                     Bonds, Series 1992-A, 6.88%, 2023                 1,550,610

     1,000,000       South Carolina State Public Service
                     Authority Revenue Bonds, Series A,
                     5.50%, 2022                                       1,005,370

     3,000,000       South Carolina Transportation
                     Infrastructure Revenue Bonds,
                     Series A, 5.38%, 2024                             2,986,200

     1,000,000       Spartanburg, South Carolina Water
                     System Revenue Bonds, Series 1996,
                     6.10%, 2006                                       1,098,010

     2,000,000       Tobacco Settlement Revenue
                     Management Revenue Bonds,
                     Series B, 6.00%, 2022                             1,976,260
                                                                    ------------
                                                                      16,421,089
                                                                    ------------

--------------------------------------------------------------------------------
TENNESSEE (2.9%)

     865,000         Nashville & Davidson County,
                     Tennessee Health & Educational
                     Facilities Revenue Bonds, (Meharry
                     Medical College New
                     Collateralized),
                     Series 1979, 7.88%, 2004                            938,136

     4,200,000       Shelby County, Tennessee
                     Educational & Housing Facilities
                     Board Revenue Bonds, (St. Judes
                     Children's Research), 5.38%, 2024                 4,051,488



16 NATIONWIDE
                                  CONTINUED

STATEMENT OF INVESTMENTS NATIONWIDE(R) TAX-FREE INCOME FUND (CONTINUED) [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                    APRIL 30, 2001

PRINCIPAL                    SECURITY                                  VALUE
MUNICIPAL BOND (CONTINUED)
--------------------------------------------------------------------------------

TENNESSEE (CONTINUED)
     $1,000,000  Shelby County, Tennessee Health
                 Educational & Housing Facilities Board
                 Revenue Bonds, (St. Judes
                 Children's Research), 6.00%, 2014                  $ 1 ,055,900
                                                                    ------------
                                                                       6,045,524
                                                                    ------------

--------------------------------------------------------------------------------
TEXAS (16.2%)

     2,325,000   Beaumont Independent School
                 District, Texas General Obligation
                 Unlimited Tax School Building Bonds,
                 Series 1996, 5.00%, 2016                              2,264,992

     1,300,000   Collin County, Texas Permanent
                 Improvement General Obligation
                 Limited Tax Bonds, Series A,
                 5.50%, 2019                                           1,314,664

     2,000,000   Comal, Texas Independent School
                 District General Obligation Unlimited
                 Tax School Building and Refunding
                 Bonds, 5.63%, 2019                                    2,032,260

     2,300,000   Fort Bend Independent School
                 District, Texas General Obligation
                 Unlimited Tax Bonds, Series 1996,
                 5.00%, 2018                                           2,220,857

     1,350,000   Fort Worth, Texas General Obligation
                 Limited Tax Bonds, 5.63%, 2017                        1,376,730

     1,000,000   Gulf Coast Waste Disposal
                 Authority Texwaste Disposal Revenue
                 Bonds, (Valero Energy Corp. Project),
                 5.70%, 2032                                             870,290

     5,325,000   Harris County, Texas Health
                 Facilities Development Corporation
                 Revenue School Health Care
                 Systems, Series B, 5.75%, 2027                        5,516,487

     5,500,000   Houston, Texas Independent School
                 District General Obligation Limited Tax
                 School House Refunding Bonds,
                 4.75%, 2026                                           4,797,265

     1,500,000   Houston, Texas Independent School
                 District General Obligation
                 Limited Tax School House Refunding Bonds,
                 Series 1997, 5.38%, 2017                              1,507,995

     65,000      Houston, Texas Water & Sewer
                 Junior Lien Revenue Refunding
                 Bonds, Series 1991-C, 6.38%, 2017                        67,485

PRINCIPAL                    SECURITY                                  VALUE
--------------------------------------------------------------------------------
     $ 935,000   Houston, Texas Water & Sewer
                 Systems Junior Lien Partially
                 Refunded Revenue Bonds, Series C,
                 6.38%, 2017                                         $   961,769

     1,245,000   Lower Colorado River Authority,
                 Texas Junior Lien Refunding  Revenue
                 Bonds, Escrowed Series 1992,
                 6.00%, 2017                                           1,357,560

     515,000     Lower Colorado River Authority,
                 Texas Junior Lien Refunding Revenue
                 Bonds, Unrefunded Series 1992,
                 6.00%, 2017                                             524,842

     650,000     Lower Colorado River Authority,
                 Texas Junior Lien Refunding Revenue
                 Bonds, Unrefunded Series 1992,
                 6.00%, 2017                                             662,422

     1,250,000   Port Corpus Christi, Texas Industrial
                 Development Corporation Revenue
                 Refunding Bonds, (Valero Energy
                 Corp.), Series 1998-A, 5.45%, 2027                    1,067,050


     1,000,000   Socorro Texas Independent School
                 District General Obligation Unlimited
                 Tax Bonds, Series A, 5.75%, 2014                      1,045,460

     2,415,000   Texas State Water Development
                 General Obligation Unlimited Tax
                 Bonds, Series 1994, 6.90%, 2017                       2,572,917

     1,000,000   United Independent School District
                 General Obligation Unlimited Tax
                 Bonds, 5.38%, 2025                                      979,390

     2,655,000   Weatherford, Texas Independent
                 School District General Obligation
                 Unlimited Tax School Building and
                 Refunding Bonds, Series 1994,
                 6.50%, 2015                                           2,902,260
                                                                    ------------
                                                                      34,042,695
                                                                    ------------

--------------------------------------------------------------------------------
UTAH (0.5%)

     1,000,000   Utah State Housing Finance Agency
                 Multi-Family Housing Refunding
                 Revenue Bonds, (Cottonwoods
                 Apartment Project), Issue 1995,
                 6.30%, 2015                                           1,047,770
                                                                    ------------

VERMONT (1.0%)

     2,000,000   Vermont Educational & Health
                 Buildings Financing Agency Revenue
                 Bonds, (Fletcher Allen Health),
                 Series A, 6.00%, 2023                                 2,099,720
                                                                    ------------


                                                                   NATIONWIDE 17

                                   CONTINUED

--------------------------------------------------------------------------------
(UNAUDITED)                         APRIL 30, 2001

PRINCIPAL                        SECURITY                              VALUE
MUNICIPAL BOND (CONTINUED)
--------------------------------------------------------------------------------
VIRGINIA (6.0%)

    $  940,000        Fairfax County, Virginia Water
                      Authority Refunding Revenue Bonds,
                      Series 1992, 6.00%, 2022                         $ 997,688

     1,205,000        Henrico County, Virginia Water &
                      Sewer System Refunding Revenue
                      Bonds, Series 1994, 5.88%, 2014                  1,263,358

     2,900,000        Virginia Housing Development
                      Authority Commonwealth Mortgage
                      Revenue Bonds, Subseries C-7,
                      6.30%, 2015                                      2,970,122

     1,000,000        Virginia Housing Development
                      Authority Commonwealth Mortgage
                      Revenue Bonds, Series 1995-B-3,
                      6.35%, 2015                                      1,049,620

     1,930,000        Virginia Housing Development
                      Authority Commonwealth Mortgage
                      Revenue Bonds, Series 1995-B-3,
                      6.35%, 2016                                      2,023,566

     2,000,000        Virginia Housing Development
                      Authority Commonwealth Mortgage
                      Revenue Bonds, Series 1992-A,
                      7.10%, 2022                                      2,060,100

     2,000,000        Virginia State Public School
                      Authority
                      Revenue Bonds, Series A, 6.20%, 2013             2,129,140
                                                                    ------------
                                                                      12,493,594
                                                                    ------------

--------------------------------------------------------------------------------
WASHINGTON (5.4%)

     3,905,000        Central Puget Sound, Washington
                      Regional Transit Authority Sales
                      Tax & Motor Bonds, 4.75%, 2028                   3,414,454

     1,500,000        Seattle, Washington Municipal
                      Light & Power Revenue Improvement &
                      Refunding Revenue Bonds, 5.13%, 2026             1,424,265

     2,000,000        Seattle, Washington Water Systems
                      Revenue Bonds, 5.38%, 2029                       1,961,920

PRINCIPAL                        SECURITY                              VALUE
--------------------------------------------------------------------------------
    $3,500,000        Washington State Motor Vehicle Fuel
                      Tax General Obligation Unlimited Tax
                      Bonds, Series 1997-D, 5.38%, 2022              $ 3,497,900

     1,000,000        Washington State Motor Vehicle Fuel
                      Tax General Obligation Unlimited Tax
                      Bonds, Series C, 5.80%, 2017                     1,045,760
                                                                    ------------
                                                                      11,344,299
                                                                    ------------
     TOTAL MUNICIPAL BOND                                            206,537,380
                                                                    ------------
     TOTAL INVESTMENTS (cost $200,290,351) (a) -                     206,537,380
     (98.9%)
     OTHER ASSETS IN EXCESS OF LIABILITIES - (1.1%)                    2,254,750
                                                                    ------------
     TOTAL NET ASSETS - (100.0%)                                    $208,792,130
                                                                    ============


(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS FOLLOWS:

          UNREALIZED APPRECIATION                  $ 8,065,749
          UNREALIZED DEPRECIATION                   (1,818,720)
                                                   -----------
          NET UNREALIZED APPRECIATION              $ 6,247,029
                                                   ===========

SEE NOTES TO FINANCIAL STATEMENTS.


18 NATIONWIDE

NATIONWIDE(R) FIXED INCOME MUTUAL FUNDS      [PHOTO]
--------------------------------------------------------------------------------

NATIONWIDE HIGH YIELD BOND FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?

   For the six-month period ended April 30, 2001, the Nationwide High Yield Bond Fund returned 1.61%(a) versus 1.75% for the CS First Boston Global High Yield Corporate Bond Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

   The Fund underperformed its benchmark primarily due to three factors: sector underperformance, a poor technical environment, and rising default rates. First, the Fund maintained a high concentration in the communications sector, which turned in weak performance versus the overall market. The Fund's individual holdings within the communications sector were concentrated in larger issuers with adequate funding to build out. However, capital outlay requirements and high debt levels within the group contributed to the weak overall performance of the sector. Second, a poor technical environment led to a widening between the bid and offered side of the market and low liquidity early in the period. Although the high yield market did recover a portion of its earlier losses following the Federal Reserve's surprise 50-basis-point rate reduction on January 3, 2001, the Fund's concentration in the telecommunications sector resulted in modest underperformance during the six-month period. Finally, default rates continued to rise, peaking at 32.8% in December. As default rates rose sharply, higher- quality issues benefited from a flight to quality and posted stronger returns than lower quality B-rated issues. Since the Fund was overweighted in lower quality B-rated issues versus the benchmark, this contributed to slight underperformance during the period.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?(+)

   The Fund's largest credit exposures in the communications sector included Global Crossings, Netia Holdings B.V., and Telecorp PCS, large adequately funded companies whose performance was negatively impacted by the weak performance of the communications group. On the positive side, large holdings in Eott Energy Partners, Stater Brothers, and American Plumbing and Mechanical provided strong returns as those companies exceeded growth estimates and financial expectations.

WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING FORWARD?

   Looking forward, we believe that the high yield market represents attractive value at current spread levels. We expect economic activity to slow without a meaningful increase in the level of inflation. During the next several months, we believe that the Federal Reserve will continue the process of easing and will lower interest rates in response to slower economic growth and weaker corporate earnings. We will continue to remain fully invested and will focus our security selection on issuers with above-average credit fundamentals within the high-yield universe.

LEAD PORTFOLIO MANAGER: CURTISS BARROWS, CHFC

(a)PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $91,794,325
APRIL 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS(+)
(+)(Subject to Change)

[PIE CHART INSERTED HERE]

Corporate Bonds 77.4%
Foreign Bonds  17.3%
Repurchase Agreement 3.6%
Convertible Bonds 1.7%


AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Periods Ended April 30, 2001)


          CLASS A                        CLASS B
YEARS      W/O SC(**)       W/SC(1)      W/O SC(**)       W/SC(2)
--------------------------------------------------------------------
  1        -7.48%          -11.65%       -8.16%          -12.25%
 Life(*)   -8.40%          -11.49%       -9.08%          -11.45%

                                                     INSTITUTIONAL
               CLASS C(***)                          SERVICE
YEARS          W/O SC(**)          W/SC(3)           CLASS(4)
---------------------------------------------------------------------
  1              -9.15%            -10.83%            -7.20%
 Life(*)         -9.15%            -10.48%            -7.71%

the maximum charge possible, because it has the most dramatic effect on performance data.

   *  Fund commenced operations on December 29, 1999.
  **  These returns do not reflect the effects of sales charge (SC).
 *** These returns include performance of the Fund that was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.
   1  A 4.50% front-end sales charge was deducted.
   2  A 5.00% contingent deferred sales charge (CDSC) was deducted.
   3 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase. The CDSC declines to 0% after 6 years.
   4  Not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                                                           NATIONWIDE     19

STATEMENT OF INVESTMENTS  Nationwide(R) High Yield Bond Fund CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

   PRINCIPAL         SECURITY                                     VALUE
   CORPORATE BONDS  (75.3%)
--------------------------------------------------------------------------------
    CABLE  (6.5%)

     $1,000,000    Callahan Nordrhein Westfalen,
                   14.00%, 07/15/10(*)                            $ 1,015,000
      2,000,000    Charter Communication Holdings, LLC,
                   11.13%, 01/15/11                                 2,162,500
      1,000,000    CSC Holdings, Inc., 7.63%, 04/01/11(*)             970,039
      2,000,000    Frontiervision Holdings LP,
                   11.88%, 09/15/07(**)                             2,030,000
                                                                  -----------
                                                                    6,177,539
                                                                  -----------
--------------------------------------------------------------------------------
    CHEMICALS  (6.6%)

      2,000,000    Lyondell Chemical Co., 9.63%, 05/01/07           2,070,000
      2,000,000    PMD Group, Inc., 11.00%, 02/28/11(*)             2,060,000
      1,000,000    Resolution Performance,
                   13.50%, 11/15/10(*)                              1,060,000
      1,000,000    Scotts Co., 8.63%, 01/15/09                      1,018,750
                                                                  -----------
                                                                    6,208,750
                                                                  -----------

--------------------------------------------------------------------------------
    COMMUNICATION / FIXED  (6.0%)

      2,000,000    Global Crossing Holdings Ltd.,
                   9.50%, 11/15/09                                  1,860,000
      2,000,000    Maxcom Telecommunications,
                   13.75%, 04/01/07                                   760,000
      2,000,000    McLeod USA, Inc., 8.13%, 02/15/09                1,540,000
      1,000,000    Time Warner Telecom, Inc.,
                   10.13%, 02/01/11                                   995,000
      1,000,000    Williams Communications Group, Inc.,
                   11.88%, 08/01/10                                   460,000
                                                                  -----------
                                                                    5,615,000
                                                                  -----------

--------------------------------------------------------------------------------
    COMMUNICATION / MOBILE  (6.1%)

      2,000,000    Airgate PCS, Inc., 13.50%, 10/01/09(**)          1,180,000
      1,000,000    Crown Castle International Corp.,
                   10.75%, 08/01/11                                 1,067,500
      2,000,000    Spectrasite Holdings, Inc.,
                   12.88%, 03/15/10(**)                               990,000
      2,000,000    Telecorp PCS, Inc., 11.63%, 04/15/09(**)         1,280,000
      2,500,000    U.S. Unwired, Inc., 13.38%, 11/01/09(**)         1,275,000
                                                                  -----------
                                                                    5,792,500
                                                                  -----------

--------------------------------------------------------------------------------
    CONTAINERS  (1.6%)

      1,500,000    U.S. Can Corp., 12.38%, 10/01/10(*)              1,470,000
                                                                  -----------

--------------------------------------------------------------------------------
    COSMETICS  (3.3%)

      3,000,000    Elizabeth Arden, Inc., 11.75%, 02/01/11          3,157,500
                                                                  -----------

--------------------------------------------------------------------------------
    ENERGY  (2.3%)

      2,000,000    Eott Energy Partners, 11.00%, 10/01/09           2,150,000
                                                                  -----------
   PRINCIPAL         SECURITY                                     VALUE
--------------------------------------------------------------------------------
    ENVIRONMENTAL CONTROLS  (2.6%)

      2,500,000    Allied Waste North America, Inc.,
                   7.88%, 01/01/09                                  2,456,250
                                                                  -----------


      PRINCIPAL         SECURITY                                    VALUE
      CORPORATE BONDS  (CONTINUED)
--------------------------------------------------------------------------------
    GAMING  (5.4%)

     $1,000,000    Anchor Gaming, 9.88%, 10/15/08                 $ 1,062,500
      1,000,000    Autotote Corp., 12.50%, 08/15/10                   922,500
      1,000,000    International Game Technology,
                   8.38%, 05/15/09                                  1,030,000
      1,000,000    Penn National Gaming, Inc.,
                   11.13%, 03/01/08(*)                              1,016,250
      1,000,000    Venetian Casino Resort, LLC,
                   14.25%, 11/15/05                                 1,042,500
                                                                  -----------
                                                                    5,073,750
                                                                  -----------

--------------------------------------------------------------------------------
    HEALTH CARE  (3.2%)

      2,000,000    Insight Health Services Corp.,
                   9.63%, 06/15/08                                  1,960,000
      1,000,000    Ommicare, Inc., 8.13%, 03/15/11(*)               1,022,500
                                                                  -----------
                                                                    2,982,500
                                                                  -----------
--------------------------------------------------------------------------------
    INDUSTRIALS  (2.9%)

        750,000    Fibermark, Inc., 10.75%, 04/15/11(*)               755,625
      1,000,000    Hexcel Corp., 9.75%, 01/15/09                      965,000
      1,000,000    Terex Corp., 10.38%, 04/01/11(*)                 1,020,000
                                                                  -----------
                                                                    2,740,625
                                                                  -----------
--------------------------------------------------------------------------------
    MEDIA  (3.9%)

      1,000,000    Fox Family World Fox Kids,
                   9.25%, 11/01/07                                  1,005,000
      2,000,000    Fox Family Worldwide, Inc.,
                   10.25%, 11/01/07(**)                             1,720,000
      1,000,000    Young Broadcasting, Inc.,
                   10.00%, 03/01/11(*)                                965,000
                                                                  -----------
                                                                    3,690,000
                                                                  -----------
--------------------------------------------------------------------------------
    METALS & Mining  (4.7%)

      2,000,000    AK Steel Corp., 7.88%, 02/15/09                  1,905,000
        680,000    Asarco, Inc., 8.50%, 05/01/25                      408,000
      2,000,000    P&L Coal Holdings Corp.,
                   8.88%, 05/15/08                                  2,090,000
                                                                  -----------
                                                                    4,403,000
                                                                  -----------
--------------------------------------------------------------------------------
    OIL & Gas  (4.3%)

      1,000,000    Grant Predico, Inc., 9.63%, 12/01/07(*)          1,055,000
      1,500,000    Grey Wolf, Inc., 8.88%, 07/01/07                 1,526,250
      1,500,000    R&B Falcon Corp., 7.38%, 04/15/18                1,440,902
                                                                  -----------
                                                                    4,022,152
                                                                  -----------
--------------------------------------------------------------------------------
    SERVICES  (4.5%)

      2,500,000    American Plumbing & Mechanical, Inc.,
                   11.63%, 10/15/08                                 2,518,750
      2,000,000    United Rentals, Inc., 9.25%, 01/15/09            1,725,000
                                                                  -----------
                                                                    4,243,750
                                                                  -----------
--------------------------------------------------------------------------------
    SUPERMARKET  (2.9%)

      3,000,000    Stater Brothers Holdings, Inc.,
                   10.75%, 08/15/06                                 2,745,000
                                                                  -----------
--------------------------------------------------------------------------------
    TECHNOLOGY  (1.1%)

      1,000,000    Flextronics International Ltd., 9.88%,
                   9.88%, 07/01/10                                    995,000
                                                                  -----------

20     NATIONWIDE                  CONTINUED

STATEMENT OF INVESTMENTS   Nationwide(R) High Yield Bond Fund CONTINUED  [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

    PRINCIPAL         SECURITY                   VALUE
    CORPORATE BONDS  (CONTINUED)
    ----------------------------------------------------------------------------
    TRANSPORTATION  (0.9%)

    $2,000,000    American Commercial Lines, LLC,
                   10.25%, 06/30/08                              $   880,000
                                                                 -----------
--------------------------------------------------------------------------------
    UTILITIES  (6.5%)

       984,256    Caithness Coso Fund Corp.,
                   6.80%, 12/15/01                                   982,337
     2,000,000    Calpine Corp., 7.88%, 04/01/08                   1,958,468
     1,000,000    CMS Energy Corp., 9.88%, 10/15/07                1,058,950
     2,000,000    Orion Power Holdings, Inc.,
                   12.00%, 05/01/10(*)                             2,219,999
                                                                 -----------
                                                                   6,219,754
                                                                 -----------
    TOTAL CORPORATE BONDS                                         71,023,070
                                                                 -----------

    CONVERTIBLE BONDS  (1.7%)
--------------------------------------------------------------------------------
    COMMUNICATION EQUIPMENT  (1.3%)

     1,500,000    Juniper Networks, Inc., 4.75%, 03/15/07          1,205,625
                                                                 -----------
--------------------------------------------------------------------------------
    TECHNOLOGY  (0.4%)

     1,000,000    Orckit Communications Ltd.,
                   5.75%, 04/01/05(*)                                387,500
                                                                 -----------
    TOTAL CONVERTIBLE BONDS                                        1,593,125
                                                                 -----------

    FOREIGN BONDS  (16.8%)
--------------------------------------------------------------------------------
    CABLE  (3.5%)

     3,500,000    Telewest Communications,
                   11.38%, 02/01/10(**)                            1,968,750
     2,000,000    United Pan-Europe Communications NV,
                   13.75%, 02/01/10(**)                              650,000
     1,000,000    United Pan-Europe Communications NV,
                   11.25%, 02/01/10                                  660,000
                                                                 -----------
                                                                   3,278,750
                                                                 -----------

--------------------------------------------------------------------------------
    COMMUNICATION / FIXED  (6.2%)

     2,000,000    Jazztel PLC, 14.00%, 04/01/09                    1,100,000
     5,000,000    Netia Holdings BV, 10.25%, 11/01/07              3,100,000
     2,000,000    TELE1 Europe NV, 13.00%, 05/15/09                1,740,000
                                                                 -----------
                                                                   5,940,000
                                                                 -----------

--------------------------------------------------------------------------------
    COMMUNICATION / MOBILE  (1.7%)

     2,000,000    PTC International Finance BV,
                   10.75%, 07/01/07, Poland, (PLZ)(**)             1,580,000
                                                                 -----------

--------------------------------------------------------------------------------
    PAPER & Forest Products  (3.4%)

     3,000,000    Kappa Beheer BV, 10.63%, 07/15/09                3,187,500
                                                                 -----------
--------------------------------------------------------------------------------
    TRANSPORTATION  (2.0%)

     2,500,000    Cenargo International PLC,
                   9.75%, 06/15/08                                 1,900,000
                                                                 -----------
    TOTAL FOREIGN BONDS                                           15,886,250
                                                                 -----------

    PRINCIPAL         SECURITY                   VALUE
    REPURCHASE AGREEMENT  (3.5%)
--------------------------------------------------------------------------------
    $3,274,000    Fifth Third Bank 4.40%, 05/01/01
                   (Collateralized by GNMA)                      $ 3,274,000
                                                                 -----------
    TOTAL REPURCHASE AGREEMENT                                     3,274,000
                                                                 -----------

    SHARES            SECURITY                   VALUE
    PREFERRED STOCK  (0.0%)
--------------------------------------------------------------------------------
    COMMUNICATION / ISP  (0.0%)

        10,000    Rhythms Netconnections                              17,500
                                                                 -----------
    TOTAL PREFERRED STOCK                                             17,500
                                                                 -----------

    WARRANT  (0.0%)
--------------------------------------------------------------------------------
    COMMUNICATION / FIXED  (0.0%)

         2,000    Maxcom Telecommunications                              100
                                                                 -----------
--------------------------------------------------------------------------------
    COMMUNICATION / ISP  (0.0%)

         4,000    Metricom, Inc.                                         280
                                                                 -----------
    TOTAL WARRANT                                                        380
                                                                 -----------

    TOTAL INVESTMENTS (COST $99,712,464) (A) - (97.3%)            91,794,325
    OTHER ASSETS IN EXCESS OF LIABILITIES - (2.7%)                 2,554,747
                                                                 -----------
    TOTAL NET ASSETS - (100.0%)                                  $94,349,072
                                                                 ===========


(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS FOLLOWS:
     UNREALIZED APPRECIATION        $   2,285,948
     UNREALIZED DEPRECIATION          (10,204,087)
                                    -------------
     NET UNREALIZED DEPRECIATION    $  (7,918,139)
                                    =============

 * RESTRICTED SECURITIES ISSUED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

**   STEP BONDS

GNMA       Government National Mortgage Association
ISP        Internet Service Provider
PLC        Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               NATIONWIDE     21

NATIONWIDE(R) FIXED INCOME Mutual Funds
--------------------------------------------------------------------------------

   NATIONWIDE MORLEY ENHANCED
   INCOME FUND

    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?

       For the six-month period ended April 30, 2001, the Nationwide
     Morley Enhanced Income Fund (formerly the Morley Enhanced Income Fund) returned 2.51%(a) versus 3.84% for the Lipper Ultra-Short Fund Index, its benchmark.

     WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

       Over the past six months, bond yields have dropped sharply as the Federal Reserve cut interest rates by 200 basis points (2%) in response to a faltering economy. Meanwhile, the Fund's net assets have grown by 24% to $15.5 million. The Fund invested new cash in relatively short federal agency securities, seeking to maintain credit quality and to minimize longer-term commitments at current yield levels. Rapidly declining interest rates depressed the Fund's effective yield, and a surge of equity flight capital into U.S. Treasury securities increased pressure on the price relationship or "basis risk" of the Fund's hedging program. The Fund lost 3 cents in per share value, ending the period at $9.87 per share.

     WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?

        Interest rates declined abruptly as economic activity slowed. This has posed a challenge to the Fund, which holds relatively short assets while seeking high current income and maintains a hedge position to provide stability of net asset value per share. The Fund's hedging activity has prevented the Fund's share price from rising during the market rally over the past six months, but it should also prevent a material decrease during future market sell-offs. The Fund's generation of current income remains good, with 7-day and 30-day SEC yields at 5.68% and 5.67%, respectively, at quarter-end.

     WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--GOING FORWARD?

        We believe that the current term structure of U.S. Treasury interest rates incorporates an overly pessimistic view of economic prospects for the United States. Interest rates will eventually stabilize, and the Fund will again be able to find high-quality investments offering attractive yields. Looking forward, the Fund does not anticipate any material near-term change in investment style or strategy, which is conducted with the aim of buying investments that offer a high level of income over the entire interest rate cycle. The Fund's investments are concentrated in federal agency debt, which combines top-notch credit quality with steady cash flows and stable duration. The price of these assets should improve relative to U.S. Treasury securities as the outlook for the U.S. economy stabilizes and ultimately begins to recover.

     PORTFOLIO MANAGERS: THOMAS F. MITCHELL
                         PERPETUA M. PHILLIPS

      (a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

   PORTFOLIO MARKET VALUE $15,414,627
      APRIL 30, 2001


PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS
(Subject to Change)


[PIE CHART INSERTED HERE]

Repurchase Agreement  5.5%
Corporate Bonds  11.0%
U.S. Government Obligations  83.5%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Periods Ended April 30, 2001)

                                      INSTITUTIONAL
            CLASS A                   SERVICE           INSTITUTIONAL
YEARS      W/O SC(**)    W/SC(1)      CLASS(2)          CLASS(2)
--------------------------------------------------------------------------------
   1          5.27%       0.51%        5.37%            5.63%
Life(*)       4.80%       1.26%        4.99%            5.28%

ALL FIGURES SHOWING THE EFFECTS OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
  *     FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.
 **     THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE (SC).
  1     A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.
  2     NOT SUBJECT TO ANY SALES CHARGES.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.



22     NATIONWIDE

STATEMENT OF INVESTMENTS
Nationwide((R))Morley Enhanced Income Fund      [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

    PRINCIPAL        SECURITY                     VALUE
    U.S. Government Sponsored and Agency
    OBLIGATIONS  (83.1%)
--------------------------------------------------------------------------------
    GOVERNMENT-AGENCY  (17.9%)

    $1,000,000   FHLB, 7.05%, 02/11/03                      $  1,020,390
     1,250,000   FHLB, 5.375%, 10/12/04, Callable
                  (one time only) 10/12/01 @ 100               1,250,340
       500,000   SLMA, 6.30%, 07/02/2001(*)                      499,992
                                                            ------------
                                                               2,770,722
                                                            ------------
--------------------------------------------------------------------------------
    GOVERNMENT-SPONSORED MORTGAGE-BACKED OBLIGATIONS  (65.2%)

     1,224,471   FHLMC, 6.00%, 3/1/14,
                  Pool #E00634                                 1,219,512
     1,951,626   FHLMC, 6.50%, 6/1/14,
                  Pool #E00678                                 1,971,987
     1,125,000   FHLMC, 5.50%, 04/01/16,
                  Pool #E00970                                 1,093,953
     1,813,565   FHLMC REMIC Series 2198-PA,
                  6.75%, 08/15/16                              1,847,551
     1,516,301   FNMA 15 Year, Pool #190255,
                  6.50%, 02/01/09                              1,543,326
       844,767   FNMA 15 Year, Pool #253106,
                  7.00%, 02/01/07                                856,568
       781,138   FNMA 15 Year, Pool #436784,
                  6.50%, 11/01/09                                794,943
       762,267   FNMA REMIC, Series 92-011J,
                  7.00%, 12/25/06                                771,406
                                                            ------------
                                                              10,099,246
                                                            ------------
    TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS    12,869,968
                                                            ------------

    CORPORATE BONDS  (10.9%)
--------------------------------------------------------------------------------
    FINANCIAL SERVICES  (3.3%)

       500,000   Bank of America Corp.,
                  8.125%, 02/01/02                               512,162
                                                            ------------

--------------------------------------------------------------------------------
    SECURITY BROKERS AND DEALERS  (7.6%)

       550,000   Merrill Lynch & Co., Inc.,
                  6.00%, 2/12/03                                 559,749
       600,000   Morgan Stanley Dean Witter,
                  7.125%, 08/15/03                               622,748
                                                            ------------
                                                               1,182,497
                                                            ------------
    TOTAL CORPORATE BONDS                                      1,694,659
                                                            ------------

    PRINCIPAL        SECURITY                     VALUE
    REPURCHASE AGREEMENT  (5.5%)
--------------------------------------------------------------------------------
    $850,000     Fifth Third Bank 4.40%, 05/01/01
                  Collateralized by GNMA                    $   850,000
                                                            ------------
    TOTAL REPURCHASE AGREEMENT                                  850,000
                                                            ------------
    TOTAL INVESTMENTS (COST $15,183,273) (A) - (99.5%)       15,414,627
    OTHER ASSETS IN EXCESS OF LIABILITIES - (0.5%)               74,872
                                                            ------------
    TOTAL NET ASSETS - (100.0%)                             $15,489,499
                                                           ============
--------------------------------------------------------------------------------
    (a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS FOLLOWS:
          UNREALIZED APPRECIATION           241,490
          UNREALIZED DEPRECIATION           (10,136)
                                            -------
          NET UNREALIZED APPRECIATION       $231,354
                                           =========


 * VARIABLE RATE SECURITY, SUBJECT TO A MINIMUM RATE OR "FLOOR." THE RATE REFLECTED IS THE MINIMUM RATE, WHICH WAS IN EFFECT ON APRIL 30, 2001.

FHLB         Federal Home Loan Bank
FHLMC        Federal Home Loan Mortgage Corp.
FNMA         Federal National Mortgage Association
REMIC        Real Estate Mortgage Investment Conduit
SLMA         Student Loan Marketing Association
GNMA         Government National Mortgage Association

At April 30, 2001 the Fund's open short futures contracts were as follows:

--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                 MARKET VALUE      APPRECIATION
NUMBER OF     SHORT                              COVERED BY       (DEPRECIATION)
CONTRACTS     CONTRACT(**)        EXPIRATION     CONTRACTS         AT 04/30/01
--------------------------------------------------------------------------------
63             U.S. Treasury
               2 Year Note         05/26/01       $12,946,500        $(12,547)
11             U.S. Treasury
               5 Year Note         05/26/01         1,145,375           7,938
                                                                      -------
                                                                      $(4,609)
                                                                      =======

(**) CASH PLEDGED AS COLLATERAL.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                            NATIONWIDE    23

NATIONWIDE(R) FIXED INCOME Mutual Funds
--------------------------------------------------------------------------------

NATIONWIDE MONEY MARKET FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?

   For the six-month period ended April 30, 2001, the Nationwide
Money Market Fund returned 2.63%(a) versus 1.58% for the Consumer Price Index
(CPI), its benchmark.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?

   Since October 31, 2000, the Federal Reserve has cut the Federal Funds rate four times: January 3, January 31, March 20, and April 18, 2001. Each reduction was 50 basis points. The Fed Funds rate declined from 6.50% on October 31, 2000 to 4.50% on April 18, 2001. Our economic outlook is for the economy to remain weak through the second quarter of 2001. The stock market has been volatile and investors are making changes to asset allocations.

   The return for 1-day to 45-day maturities is approximately 4.50% and 4.10%, respectively. Returns declined below 4% for six-month maturities.

   Fund assets were $1,505,763,546 (amortized cost) on October 31, 2000. On April 30, 2001, Fund assets totaled $1,673,466,200 (amortized cost). This represents an increase in assets of $167,702,654, or 11.1%.

   The Fund held a diversified portfolio during the period. Our largest exposure was in commercial paper, which represented 98.1% of the portfolio on April 30, 2001. Asset-backed securities represented 8% and U.S. Government agencies represented 1.9% of the portfolio. We held commercial paper of issuers in 19 industries. Diversified Finance was the largest industry exposure, representing only 12.9% of the portfolio. The Fund may invest up to a maximum of 25% in a single industry according to the prospectus and Rule 2a7 guidelines.

   A determination of minimal credit risk is made prior to investing in any issuer. The Fund monitors the credit quality of approved issuers continuously. In our commercial paper holdings, we purchase only commercial paper rated in the highest rating categories by at least two nationally recognized rating organizations. The Fund does not purchase illiquid securities.

PORTFOLIO MANAGER:  PATRICIA A. MYNSTER

(a) PERFORMANCE OF PRIME SHARES ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $1,673,466,201
APRIL 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS
(Subject to Change)

[PIE CHART INSERTED HERE]
U.S. Government Obligations  1.9%
Commercial Paper 98.1%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN(+)
(For Periods Ended April 30, 2001)

                                          SERVICE
YEARS                   PRIME SHARES     CLASS SHARES(*)
--------------------------------------------------------------------------------
   1                         5.73%          5.64%
   5                         5.15%          5.10%
  10                         4.59%          4.57%
  Life                       7.06%          7.05%

THERE IS NO SALES CHARGE ON THE SHARES OF THE MONEY MARKET FUND.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
   * THESE RETURNS INCLUDE PERFORMANCE BASED ON PRIME SHARES, WHICH WAS ACHIEVED PRIOR TO THE CREATION OF THE SERVICE CLASS SHARES (1/4/99). THE RETURN HAS NOT BEEN RESTATED FOR FEES APPLICABLE TO THE SERVICE CLASS SHARES, WHICH INCLUDE A 0.15% 12B-1 FEE. HAD THE SERVICE CLASS SHARES BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE WOULD HAVE BEEN LOWER AS A RESULT OF THE ADDITIONAL EXPENSE.
  +    SEE LEGEND ON INSIDE BACK COVER.
AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

24     NATIONWIDE

STATEMENT OF INVESTMENTS Nationwide(R) Money Market Fund   [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

    PRINCIPAL        SECURITY           AMORTIZED COST
    COMMERCIAL PAPER  (98.5%)
--------------------------------------------------------------------------------

    AGRICULTURE FINANCE  (1.2%)

                  John Deere BV
    $20,000,000  4.92%, 05/10/01                          $  19,975,400
                                                            -----------

--------------------------------------------------------------------------------
    ASSET BACKED SECURITIES  (8.1%)

                  Delaware Funding Corp.(*)
     20,000,000  5.00%, 05/14/01                             19,963,889
     15,000,000  5.02%, 05/17/01                             14,966,533
     10,000,000  4.45%, 05/21/01                              9,975,278
                  Falcon Asset Securitization Corp.(*)
     15,000,000  5.00%, 05/17/01                             14,966,667
     10,000,000  4.38%, 06/01/01                              9,962,283
                  New Center Asset Trust
     40,000,000  4.30%, 06/08/01                             39,818,445
       5,390,000  Preferred Receivables Funding Co.(*)
                  4.95%, 05/10/01                             5,383,330
     20,000,000  Variable Funding Capital Corp.(*)
                  4.65%, 07/17/01                            19,801,083
                                                            -----------
                                                            134,837,508
                                                            -----------

--------------------------------------------------------------------------------
    AUTO / FINANCE  (6.3%)

                  American Honda Finance Corp.
     30,000,000  4.38%, 05/25/01                             29,912,400
     15,000,000  4.20%, 07/17/01                             14,865,250
                  Ford Motor Credit Co.
     10,000,000  4.99%, 05/03/01                              9,997,228
     30,000,000  4.73%, 05/15/01                             29,944,817
     10,000,000  4.32%, 05/31/01                              9,964,000
                  General Motors Acceptance Corp.
     10,000,000  4.44%, 05/21/01                              9,975,333
                                                            -----------
                                                            104,659,028
                                                            -----------

--------------------------------------------------------------------------------
    BANKS  (11.4%)

                  Citicorp
     10,000,000  4.98%, 05/18/01                              9,976,483
     10,695,000  4.38%, 05/30/01                             10,657,264
                  Deutsche Bank Financial, Inc.
     20,000,000  4.78%, 05/22/01                             19,944,233
                  J.P. Morgan & Co.
     45,000,000  4.96%, 05/18/01                             44,894,601
                  Mellon Funding Corp.
     30,000,000  5.00%, 05/11/01                             29,958,333
     10,000,000  5.00%, 05/16/01                              9,979,167
     20,000,000  4.82%, 06/12/01                             19,887,533
                  National City Credit Corp
     15,000,000  4.97%, 05/10/01                             14,981,363
                  State Street Corp.
     30,000,000  4.50%, 05/08/01                             29,973,750
                                                            -----------
                                                            190,252,727
                                                            -----------

--------------------------------------------------------------------------------
    BROKER / DEALERS  (9.1%)

                  Bear Stearns Cos., Inc.
     14,500,000  4.87%, 06/11/01                             14,419,577
     35,000,000  4.35%, 06/14/01                             34,813,916

    PRINCIPAL        SECURITY                            AMORTIZED COST
    COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
    BROKER / DEALERS (CONTINUED)

                   Goldman Sachs Group, Inc.
     $20,000,000  4.98%, 05/07/01                         $  19,983,400
      10,000,000  4.25%, 06/14/01                             9,948,056
      10,000,000  4.63%, 07/18/01                             9,899,683
       5,149,000  4.24%, 07/20/01                             5,100,485
                   Merrill Lynch & Co.
      12,000,000  5.00%, 05/01/01                            12,000,000
      30,000,000  4.76%, 06/08/01                            29,849,267
                   Morgan Stanley Dean Witter & Co.
       5,070,000  4.18%, 08/03/01                             5,014,664
                   Salomon Smith Barney, Inc.
      10,000,000  4.95%, 05/11/01                             9,986,250
                                                            -----------
                                                            151,015,298
                                                            -----------
--------------------------------------------------------------------------------
    CAPTIVE FINANCING  (1.5%)

                   Prudential Funding Corp.
      25,000,000  4.37%, 05/24/01                            24,930,201
                                                            -----------
--------------------------------------------------------------------------------
    CHEMICALS  (6.8%)

                   Dow Chemical Co.
      15,000,000  4.15%, 08/31/01                            14,789,042
                   E.I. du Pont de Nemours and Co.
      31,000,000  4.29%, 06/06/01                            30,867,010
      10,000,000  4.31%, 06/06/01                             9,956,900
      12,000,000  4.75%, 06/06/01                            11,943,000
                   PPG Industries, Inc.
      45,000,000  4.90%, 05/07/01                            44,963,250
                                                            -----------
                                                            112,519,202
                                                            -----------
--------------------------------------------------------------------------------
    CONSUMER SALES FINANCE  (12.8%)

                   American Express Credit Corp.
      10,000,000  4.90%, 05/14/01                             9,982,306
      10,000,000  4.35%, 06/06/01                             9,956,500
                   American General Finance Corp.
      15,000,000  4.91%, 05/03/01                            14,995,908
      17,000,000  4.95%, 05/11/01                            16,976,625
      30,000,000  4.76%, 06/14/01                            29,825,467
                   Associates First Capital BV
      15,000,000  4.47%, 05/23/01                            14,959,025
      15,000,000  4.78%, 06/08/01                            14,924,317
                   Household Finance Corp.
      12,257,000  4.74%, 06/11/01                            12,190,833
                   Household International, Inc.(*)
      30,000,000  5.02%, 05/11/01                            29,958,166
                   UBS Finance (DE) LLC
      30,000,000  4.98%, 05/11/01                            29,958,499
         224,000  4.45%, 05/16/01                               223,585
                   Wells Fargo & Co.
      30,000,000  5.00%, 05/21/01                            29,916,667
                                                            -----------
                                                            213,867,898
                                                            -----------
--------------------------------------------------------------------------------
    DATA PROCESSING SERVICES  (1.5%)

                   First Data Corp.
      25,000,000  4.34%, 06/04/01                            24,897,528
                                                            -----------

--------------------------------------------------------------------------------
    DIVERSIFIED FINANCE  (12.9%)

                   ABN Amro NA Finance, Inc.
      30,000,000  4.78%, 05/21/01                            29,920,333

                                 CONTINUED                     NATIONWIDE   25

STATEMENT OF INVESTMENTS Nationwide(R) Money Market Fund CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

     PRINCIPAL        SECURITY                                AMORTIZED COST
     COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
     DIVERSIFIED FINANCE (CONTINUED)

                   CIT Group, Inc.
     $  5,000,000  4.85%, 05/02/01                             $   4,999,326
       25,000,000  4.88%, 05/17/01                                24,945,778
       17,000,000  4.35%, 05/30/01                                16,940,429
        5,000,000  4.25%, 06/29/01                                 4,965,174
                   Citigroup, Inc.
       15,000,000  4.98%, 05/02/01                                14,997,925
       30,000,000  4.98%, 05/18/01                                29,929,451
       10,000,000  4.47%, 05/23/01                                 9,972,683
                   General Electric Capital Corp.
       10,000,000  4.15%, 08/17/01                                 9,875,500
                   General Electric Financial Assurance Corp.(*)
       20,641,000  4.96%, 05/04/01                                20,632,468
       14,773,000  4.76%, 06/14/01                                14,687,054
                   Sigma Finance, Inc.(*)
       35,000,000  5.00%, 05/16/01                                34,927,084
                                                             ---------------
                                                                 216,793,205
                                                             ---------------

--------------------------------------------------------------------------------
     FOODS  (4.4%)

                   Coca-Cola Co.
        2,370,000  4.38%, 05/21/01                                 2,364,233
       25,000,000  4.25%, 06/11/01                                24,878,993
                   Philip Morris Co.
       12,000,000  4.37%, 05/30/01                                11,957,757
       35,000,000  4.33%, 06/13/01                                34,818,982
                                                             ---------------
                                                                  74,019,965
                                                             ---------------

--------------------------------------------------------------------------------
     INDUSTRIAL GOODS & Services  (2.1%)

                   Textron, Inc.(*)
       15,000,000  4.95%, 05/02/01                                14,997,938
       20,000,000  4.94%, 05/08/01                                19,980,788
                                                             ---------------
                                                                  34,978,726
                                                             ---------------

--------------------------------------------------------------------------------
     INSURANCE  (0.2%)

                   Metlife Funding, Inc.
        3,425,000  4.35%, 05/24/01                                 3,415,481
                                                             ---------------

--------------------------------------------------------------------------------
     LEASING  (2.7%)

                   Hertz Corp.
       10,000,000  4.90%, 05/04/01                                 9,995,917
       34,550,000  4.30%, 06/22/01                                34,335,406
                                                             ---------------
                                                                  44,331,323
                                                             ---------------

--------------------------------------------------------------------------------
     MACHINERY & Equipment / Finance  (2.4%)

                   Caterpillar Financial Services Ltd.
       40,000,000  4.33%, 05/31/01                                39,855,667
                                                             ---------------

--------------------------------------------------------------------------------
     PACKAGING / CONTAINERS  (3.5%)

                   Bemis Co., Inc.(*)
       11,556,000  4.95%, 05/14/01                                11,535,344
       47,375,000  4.37%, 05/29/01                                47,213,977
                                                             ---------------
                                                                  58,749,321
                                                             ---------------

     PRINCIPAL        SECURITY                             AMORTIZED COST
     COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------
     PHARMACEUTICALS  (8.3%)

                   CVS Corp.(*)
     $15,000,000  4.97%, 05/01/01                             $   15,000,000
       5,200,000  4.47%, 05/10/01                                  5,194,189
       5,018,000  4.47%, 05/11/01                                  5,011,769
      25,000,000  4.45%, 05/22/01                                 24,935,104
                   Glaxo Well PLC(*)
      30,000,000  4.91%, 05/09/01                                 29,967,267
                   Pfizer, Inc.(*)
      30,000,000  4.35%, 05/24/01                                 29,916,625
      28,385,000  4.38%, 05/24/01                                 28,305,569
                                                             ---------------
                                                                 138,330,523
                                                             ---------------
--------------------------------------------------------------------------------
     PRINTING & Publishing  (1.5%)

                   E. W. Scripps Co.(*)
      15,000,000  4.68%, 06/20/01                                 14,902,500
      10,000,000  4.25%, 07/19/01                                  9,906,736
                                                             ---------------
                                                                  24,809,236
                                                             ---------------

--------------------------------------------------------------------------------
     TELECOMMUNICATIONS  (1.8%)

                   Alltel Corp.(*)
      30,000,000  4.43%, 05/22/01                                 29,922,475
                                                             ---------------
     TOTAL COMMERCIAL PAPER                                    1,642,160,712
                                                             ---------------

     U.S. GOVERNMENT SPONSORED AND AGENCY
     OBLIGATIONS  (1.9%)
--------------------------------------------------------------------------------
     GOVERNMENT AGENCY  (1.9%)

                   FHLMC
      30,000,000  4.69%, 05/15/01                                 29,945,283
        1,365,000  4.36%, 05/30/01                                 1,360,206
                                                             ---------------
     TOTAL U.S. GOVERNMENT SPONSORED
     AND AGENCY OBLIGATIONS                                       31,305,489
                                                             ---------------

     TOTAL INVESTMENTS (Cost $1,673,466,201) (a) - (100.4%)    1,673,466,201
     LIABILITIES IN EXCESS OF OTHER ASSETS - (-0.4%)              (7,021,845)
                                                             ---------------
     TOTAL NET ASSETS - (100.0%)                              $1,666,444,356
                                                             ===============



(a) COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES ARE THE SAME.

 * REPRESENTS A RESTRICTED SECURITY ACQUIRED AND ELIGIBLE FOR RESALE UNDER RULE 144A, WHICH LIMITS THE RESALE TO CERTAIN QUALIFIED BUYERS. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

FHLMC          Federal Home Loan Mortgage Corp.
PLC            Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.

26     NATIONWIDE

                                                                       [PICTURE]


STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)                             APRIL 30, 2001

                                                                                                NATIONWIDE
                                                                             NATIONWIDE          LONG-TERM         NATIONWIDE
                                                           NATIONWIDE        GOVERNMENT    U.S. GOVERNMENT           TAX-FREE
                                                            BOND FUND         BOND FUND          BOND FUND        INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $122,177,980;
   $126,130,242; $26,286,063 and
   $200,290,351; respectively)                          $ 123,383,133     $ 127,748,302      $  27,389,625        $ 206,537,380
Repurchase agreements, at cost                                     --         1,353,000          2,702,000                   --
                                                        -------------     -------------      -------------        -------------
      Total Investments                                   123,383,133       129,101,302         30,091,625          206,537,380
                                                        -------------     -------------      -------------        -------------
Cash                                                              115               581                 22                   37
Interest and dividends receivable                           1,787,519         1,555,331            272,950            3,663,797
Receivable for investments sold                                    --         5,056,300                 --                   --
Receivable from adviser                                             3            12,529              4,861                   --
Prepaid expenses and other assets                               7,956            43,202             17,532                6,679
                                                        -------------     -------------      -------------        -------------
      Total Assets                                        125,178,726       135,769,245         30,386,990          210,207,893
                                                        -------------     -------------      -------------        -------------
LIABILITIES
Payable to custodian for line of credit                            --                --                 --              370,292
Distributions payable                                         565,860           575,485            127,661              866,474
Payable for investments purchased                           2,984,844         5,031,600                 --                   --
Accrued expenses and other payables
   Investment advisory fees                                    50,354            54,537             12,591               86,733
   Fund administration fees                                     7,050             7,635              1,763               12,143
   Transfer agent fees                                         46,857            12,610             17,437               50,936
   Distribution fees                                            5,339            21,075              2,153                3,890
   Other                                                       26,260             8,746              6,020               25,295
                                                        -------------     -------------      -------------        -------------
       Total Liabilities                                    3,686,564         5,711,688            167,625            1,415,763
                                                        -------------     -------------      -------------        -------------
NET ASSETS                                              $ 121,492,162     $ 130,057,557      $  30,219,365        $ 208,792,130
                                                        =============     =============      =============        =============
REPRESENTED BY:
Capital                                                 $ 133,500,864     $ 126,628,429      $  29,030,922        $ 203,656,550
Accumulated net investment income (loss)                           --             1,955                252             (156,310)
Accumulated net realized gains (losses) from
  investment transactions                                 (13,213,855)        1,809,113             84,629             (955,139)
Net unrealized appreciation (depreciation) on
  investments                                               1,205,153         1,618,060          1,103,562            6,247,029
                                                        -------------     -------------      -------------        -------------
NET ASSETS                                              $ 121,492,162     $ 130,057,557      $  30,219,365        $ 208,792,130
                                                        =============     =============      =============        =============
NET ASSETS:
Class A Shares                                          $   3,844,397     $  54,446,275      $   2,597,622        $   3,989,096
Class B Shares                                              2,409,430         1,418,457          1,970,034            4,493,875
Class C Shares                                                 41,446           352,706                 --                1,089(a)
Class D Shares                                            115,196,889        73,840,119         25,651,709          200,308,070
                                                        -------------     -------------      -------------        -------------
Total                                                   $ 121,492,162     $ 130,057,557      $  30,219,365        $ 208,792,130
                                                        =============     =============      =============        =============
SHARES OUTSTANDING (unlimited number of
  shares authorized)
Class A Shares                                                425,652         5,278,838            230,205              391,674
Class B Shares                                                266,716           137,585            174,588              441,500
Class C Shares                                                  4,584            34,249                 --                  107(a)
Class D Shares                                             12,735,541         7,156,039          2,272,311           19,680,856
                                                        -------------     -------------      -------------        -------------
Total                                                      13,432,493        12,606,711          2,677,104           20,514,137
                                                        =============     =============      =============        =============
NET ASSET VALUE:
Class A Shares                                          $        9.03     $       10.31      $       11.28        $       10.18
Class B Shares*                                         $        9.03     $       10.31      $       11.28        $       10.18
Class C Shares**                                        $        9.04     $       10.30                 --        $       10.16
Class D Shares                                          $        9.05     $       10.32      $       11.29        $       10.18
MAXIMUM OFFERING PRICE PER SHARE (100%/(100% -
   maximum sales charge) of net asset value
   adjusted to the nearest cent)
Class A Shares                                          $        9.46     $       10.80      $       11.81        $       10.66
Class C Shares                                          $        9.13     $       10.40                 --        $       10.26
Class D Shares                                          $        9.48     $       10.81      $       11.82        $       10.66
                                                        -------------     -------------      -------------        -------------
Maximum Sales Charge - Class A Shares                            4.50%             4.50%              4.50%                4.50%
                                                        =============     =============      =============        =============
Maximum Sales Charge - Class C Shares                            1.00%             1.00%                --                 1.00%
                                                        =============     =============      =============        =============
Maximum Sales Charge - Class D Shares                            4.50%             4.50%              4.50%                4.50%
                                                        =============     =============      =============        =============
------------------------------------------------------------------------------------------------------------------------------------


 * FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME SHARES ARE HELD AND ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.
** FOR CLASS C SHARES, THE REDEMPTION PRICE PER SHARE IS 1.00% FOR SHARES HELD LESS THAN ONE YEAR AND ARE ALSO SUBJECT TO A FRONT-END SALES CHARGE.
(a)  NET ASSETS ARE ACTUALLY $1,088.97 AND SHARES OUTSTANDING ARE 107.149
     SHARES.
SEE NOTES TO FINANCIAL STATEMENTS.

                                           N  A  T  I  O  N  W  I  D  E     2  7


STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
------------------------------------------------------------------------------------------------------------------
(UNAUDITED)                             APRIL 30, 2001

                                                                                                NATIONWIDE
                                                                                                HIGH YIELD
                                                                                                BOND FUND
------------------------------------------------------------------------------------------------------------------
      ASSETS
      Investments, at value (cost $96,438,464)                                                  $  88,520,325
      Repurchase agreements, at cost                                                                3,274,000
                                                                                                -------------
             Total Investments                                                                     91,794,325
                                                                                                -------------
      Cash                                                                                          1,091,361
      Interest and dividends receivable                                                             2,346,572
                                                                                                -------------
             Total Assets                                                                          95,232,258
                                                                                                -------------

      LIABILITIES
      Payable to adviser                                                                                2,291
      Distributions payable                                                                           817,403
      Accrued expenses and other payables
         Investment advisory fees                                                                      42,747
         Fund administration fees                                                                       5,440
         Transfer agent fees                                                                            2,546
         Distribution fees                                                                              5,799
         Other                                                                                          6,960
                                                                                                -------------
             Total Liabilities                                                                        883,186
                                                                                                -------------
      NET ASSETS                                                                                $  94,349,072
                                                                                                =============
      REPRESENTED BY:
      Capital                                                                                   $ 118,093,944
      Accumulated net investment income (loss)                                                          7,577
      Accumulated net realized gains (losses) from
        investment transactions                                                                   (15,834,310)
      Net unrealized appreciation (depreciation) on investments                                    (7,918,139)
                                                                                                -------------
      NET ASSETS                                                                                $  94,349,072
                                                                                                =============
      NET ASSETS:
      Class A Shares                                                                            $   3,687,145
      Class B Shares                                                                                  231,017
      Class C Shares                                                                                      519(a)
      Institutional Service Class Shares                                                           90,430,391
                                                                                                -------------
      Total                                                                                     $  94,349,072
                                                                                                =============
      SHARES OUTSTANDING (unlimited number of shares authorized)
      Class A Shares                                                                                  482,570
      Class B Shares                                                                                   30,238
      Class C Shares                                                                                       68(a)
      Institutional Service Class Shares                                                           11,750,112
                                                                                                -------------
      Total                                                                                        12,262,988
                                                                                                =============
      NET ASSET VALUE:
      Class A Shares                                                                            $        7.64
      Class B Shares*                                                                           $        7.64
      Class C Shares**                                                                          $        7.65
      Institutional Service Class Shares                                                        $        7.70
      MAXIMUM OFFERING PRICE PER SHARE (100%/(100% - maximum
         sales charge) of net asset value adjusted to
         the nearest cent)
      Class A Shares                                                                            $        8.00
      Class C Shares                                                                            $        7.73
                                                                                                -------------
      Maximum Sales Charge - Class A Shares                                                              4.50%
                                                                                                =============
      Maximum Sales Charge - Class C Shares                                                              1.00%
                                                                                                =============
------------------------------------------------------------------------------------------------------------------

 * FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME SHARES ARE HELD AND ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.
** FOR CLASS C SHARES, THE REDEMPTION PRICE PER SHARE IS 1.00% FOR SHARES HELD LESS THAN ONE YEAR AND ARE ALSO SUBJECT TO A FRONT-END SALES CHARGE.
(a) NET ASSETS ARE ACTUALLY $518.96 AND SHARES OUTSTANDING ARE 67.864 SHARES. SEE NOTES TO FINANCIAL STATEMENTS.



2  8     N  A  T  I  O  N  W  I  D  E

                                                                       [PICTURE]

STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                             APRIL 30, 2001


                                                                 NATIONWIDE
                                                                     MORLEY
                                                                   ENHANCED
                                                                INCOME FUND
--------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $14,333,273)                         $ 14,564,627
Repurchase agreements, at cost                                        850,000
                                                                 ------------
       Total Investments                                           15,414,627
                                                                 ------------
Cash                                                                   45,633
Interest and dividends receivable                                     101,368
Receivable from adviser                                                 8,178
Net receivable for variation margin on futures contracts                2,016
Prepaid expenses and other assets                                       1,278
                                                                 ------------
       Total Assets                                                15,573,100
                                                                 ------------
LIABILITIES
Distributions payable                                                  69,815
Accrued expenses and other payables
   Investment advisory fees                                             4,385
   Fund administration fees                                             6,164
   Transfer agent fees                                                    827
   Distribution fees                                                      117
   Administrative servicing fees                                        1,528
   Other                                                                  765
                                                                 ------------
       Total Liabilities                                               83,601
                                                                 ------------
NET ASSETS                                                        $15,489,499
                                                                 ============
REPRESENTED BY:
Capital                                                          $ 15,640,666
Accumulated net investment income (loss)                                6,712
Accumulated net realized gains (losses) from investment
  and future transactions                                            (384,624)
Net unrealized appreciation (depreciation) on
  investments and futures                                             226,745
                                                                 ------------
NET ASSETS                                                        $15,489,499
                                                                 ============
NET ASSETS:
Class A Shares                                                   $    569,672
Institutional Service Class Shares                                 11,754,016
Institutional Class Shares                                          3,165,811
                                                                 ------------
Total                                                             $15,489,499
                                                                 ============
SHARES OUTSTANDING (unlimited number of shares authorized)
Class A Shares                                                         57,726
Institutional Service Class Shares                                  1,190,933
Institutional Class Shares                                            320,897
                                                                 ------------
Total                                                               1,569,556
                                                                 ============
NET ASSET VALUE:
Class A Shares                                                   $       9.87
Institutional Service Class Shares*                              $       9.87
Institutional Class Shares*                                      $       9.87

MAXIMUM OFFERING PRICE PER SHARE (100%/(100% - maximum
    sales charge) of net asset value adjusted to the
    nearest cent)
Class A Shares                                                   $      10.34
                                                                 ------------
Maximum Sales Charge - Class A Shares                                    4.50%
                                                                 ============
--------------------------------------------------------------------------------

* INSTITUTIONAL SERVICE CLASS AND INSTITUTIONAL CLASS SHARES ARE NOT SUBJECT TO ANY SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS.



                                N   A   T   I   O   N   W   I   D   E       2  9


STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
-----------------------------------------------------------------------------------------
(UNAUDITED)                             APRIL 30, 2001


                                                                            NATIONWIDE
                                                                                 MONEY
                                                                           MARKET FUND
-----------------------------------------------------------------------------------------
     ASSETS
Investments, at amortized cost                                         $ 1,673,466,201
Cash                                                                             8,413
Interest and dividends receivable                                               13,041
Receivable from adviser                                                         28,323
Prepaid expenses and other assets                                                6,784
                                                                        --------------
       Total Assets                                                      1,673,522,762
                                                                        --------------
LIABILITIES
Distributions payable                                                        5,975,451
Accrued expenses and other payables
   Investment advisory fees                                                    546,501
   Fund administration fees                                                     68,126
   Transfer agent fees                                                         248,375
   Distribution fees                                                           188,879
   Other                                                                        51,074
                                                                        --------------
       Total Liabilities                                                     7,078,406
                                                                        --------------
NET ASSETS                                                              $1,666,444,356
                                                                        ==============
REPRESENTED BY:
Capital                                                                 $1,666,230,899
Accumulated net investment income (loss)                                       222,275
Accumulated net realized gains (losses) from investment
  transactions                                                                  (8,818)
                                                                        --------------
NET ASSETS                                                              $1,666,444,356
                                                                        ==============
NET ASSETS:
Service Class Shares                                                    $  318,349,516
Prime Shares                                                             1,348,094,840
                                                                        --------------
Total                                                                   $1,666,444,356
                                                                        ==============

SHARES OUTSTANDING (unlimited number of shares authorized)
Service Class Shares                                                       318,350,655
Prime Shares                                                             1,348,123,596
                                                                        --------------
Total                                                                    1,666,474,251
                                                                        ==============
NET ASSET VALUE AND MAXIMUM OFFERING PRICE:*
Service Class Shares                                                   $          1.00
Prime Shares                                                           $          1.00
-----------------------------------------------------------------------------------------

*    SERVICE CLASS AND PRIME SHARES ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.

     SEE NOTES TO FINANCIAL STATEMENTS.



3  0     N  A  T  I  O  N  W  I  D  E

                                                                       [PICTURE]


STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------
(UNAUDITED)          FOR THE SIX MONTHS ENDED APRIL 30, 2001


                                                                                       NATIONWIDE
                                                                      NATIONWIDE   LONG-TERM U.S.   NATIONWIDE
                                                       NATIONWIDE     GOVERNMENT       GOVERNMENT     TAX-FREE
                                                        BOND FUND      BOND FUND        BOND FUND  INCOME FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                       $ 4,223,328    $ 3,828,160    $   957,958    $ 6,132,547
                                                      -----------    -----------    -----------    -----------
   Total Income                                         4,223,328      3,828,160        957,958      6,132,547
                                                      -----------    -----------    -----------    -----------
----------------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                  290,871        299,789         79,657        529,064
Fund administration fees                                   40,722         41,971         11,152         74,069
Distribution fees Class A                                   4,580         68,507          4,203          4,864
Distribution fees Class B                                   8,458          5,356          8,085         17,872
Distribution fees Class C                                      24            115             --              1
Administrative servicing fees Class A                         198         38,633          1,525             --
Administrative servicing fees Class D                      24,159         23,768             --             --
Accounting fees                                             4,401          2,941          1,218          7,883
Transfer agent fees                                       109,133         38,326         29,579        108,196
Trustees' fees                                              1,780          2,077            591          3,611
Professional fees                                          10,111         17,335          7,215         16,192
Custodian fees                                              4,697          4,460          1,777          7,630
Insurance fees                                                781              1            189             --
Registration and filing fees                               16,830         17,164         10,158         18,520
Printing                                                   10,454         13,212             --         14,771
Other                                                       1,424          1,308          2,192          1,532
                                                      -----------    -----------    -----------    -----------
   Total expenses before waived or
     reimbursed expenses                                  528,623        574,963        157,541        804,205
Expenses waived or reimbursed                                  (3)       (42,831)       (19,028)            --
                                                      -----------    -----------    -----------    -----------
   Total Expenses                                         528,620        532,132        138,513        804,205
                                                      -----------    -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS)                            3,694,708      3,296,028        819,445      5,328,342
                                                      -----------    -----------    -----------    -----------
----------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
Net realized gains (losses) on
  investment transactions                              (1,039,482)     3,022,659        559,471        402,748
Net change in unrealized appreciation/
  depreciation on investments                           4,723,413        411,561        358,526      2,775,709
                                                      -----------    -----------    -----------    -----------
Net realized/unrealized gains (losses)
  on investments                                        3,683,931      3,434,220        917,997      3,178,457
                                                      -----------    -----------    -----------    -----------
CHANGE IN NET ASSETS FROM OPERATIONS                  $ 7,378,639    $ 6,730,248    $ 1,737,442    $ 8,506,799
                                                      ===========    ===========    ===========    ===========
----------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.



                                          N  A  T  I  O  N  W  I  D  E      3  1


STATEMENTS OF OPERATIONS CONTINUED
-------------------------------------------------------------------------------------------
(UNAUDITED)          FOR THE SIX MONTHS ENDED APRIL 30, 2001

                                                                               NATIONWIDE
                                                                               HIGH YIELD
                                                                                BOND FUND
-------------------------------------------------------------------------------------------
     INVESTMENT INCOME:
     Interest income                                                         $   5,736,920
                                                                             -------------
         Total Income                                                            5,736,920
                                                                             -------------
-------------------------------------------------------------------------------------------
     EXPENSES:
     Investment advisory fees                                                      256,756
     Fund administration fees                                                       32,678
     Distribution fees Class A                                                       4,181
     Distribution fees Class B                                                         978
     Administrative servicing fees Class A                                           1,537
     Administrative servicing fees Institutional Service Class                      39,352
     Accounting fees                                                                 9,175
     Transfer agent fees                                                             9,186
     Trustees' fees                                                                  7,641
     Professional fees                                                               6,384
     Custodian fees                                                                  3,443
     Insurance fees                                                                    738
     Registration and filing fees                                                   17,803
     Other                                                                          16,014
                                                                             -------------
         Total expenses before waived or reimbursed expenses                       405,866
     Expenses waived or reimbursed                                                 (74,369)
                                                                             -------------
         Total Expenses                                                            331,497
                                                                             -------------
     NET INVESTMENT INCOME (LOSS)                                                5,405,423
                                                                             -------------
-------------------------------------------------------------------------------------------
     REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
     Net realized gains (losses) on investment transactions                    (12,290,885)
     Net change in unrealized appreciation/depreciation on investments           8,559,206
                                                                             -------------
     Net realized/unrealized gains (losses) on investments                      (3,731,679)
                                                                             -------------
     CHANGE IN NET ASSETS FROM OPERATIONS                                    $   1,673,744
                                                                             =============
-------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.



3  2     N  A  T  I  O  N  W  I  D  E

                                                                       [PICTURE]


STATEMENTS OF OPERATIONS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)          FOR THE SIX MONTHS ENDED APRIL 30, 2001

                                                                     NATIONWIDE
                                                                         MORLEY
                                                                       ENHANCED
                                                                    INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                       $ 448,721
                                                                      ---------
    Total Income                                                        448,721
                                                                      ---------
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                 24,110
Fund administration fees                                                 37,192
Distribution fees Class A                                                   554
Administrative servicing fees Institutional Service Class                16,662
Accounting fees                                                           1,446
Transfer agent fees                                                       2,132
Trustees' fees                                                              230
Professional fees                                                         7,010
Custodian fees                                                              607
Insurance fees                                                              374
Registration and filing fees                                             16,350
Printing                                                                  6,872
Other                                                                        76
                                                                      ---------
    Total expenses before waived or reimbursed expenses                 113,615
Expenses waived or reimbursed                                           (67,014)
                                                                      ---------
    Total Expenses                                                       46,601
                                                                      ---------
NET INVESTMENT INCOME (LOSS)                                            402,120
                                                                      ---------
--------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment and
  futures transactions                                                 (258,215)
Net change in unrealized appreciation/depreciation
  on investments and futures                                            218,886
                                                                      ---------
Net realized/unrealized gains (losses) on investments
  and futures                                                           (39,329)
                                                                      ---------
CHANGE IN NET ASSETS FROM OPERATIONS                                  $ 362,791
                                                                      =========
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.



                                N   A   T   I   O   N   W   I   D   E       3  3

STATEMENTS OF OPERATIONS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)          FOR THE SIX MONTHS ENDED APRIL 30, 2001


                                                                     NATIONWIDE
                                                                   MONEY MARKET
                                                                           FUND
--------------------------------------------------------------------------------
     INVESTMENT INCOME:
Interest income                                                    $ 45,145,347
Dividend income                                                         949,311
                                                                   ------------
    Total Income                                                     46,094,658
                                                                   ------------
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                              3,068,942
Fund administration fees                                                386,935
Distribution fees Service Class                                         214,638
Administrative servicing fees Service Class                             341,041
Administrative servicing fees Prime Class                               578,903
Accounting fees                                                           2,499
Transfer agent fees                                                     647,783
Trustees' fees                                                           27,600
Professional fees                                                        88,315
Custodian fees                                                           18,923
Insurance fees                                                            1,652
Registration and filing fees                                             41,229
Other                                                                   121,865
                                                                   ------------
    Total expenses before waived or reimbursed expenses               5,540,325
Expenses waived or reimbursed                                          (178,444)
                                                                   ------------
    Total Expenses                                                    5,361,881
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                         40,732,777
                                                                   ------------
--------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                      783
                                                                   ------------
CHANGE IN NET ASSETS FROM OPERATIONS                                $40,733,560
                                                                   ============
--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.



3  4     N  A  T  I  O  N  W  I  D  E

                                                                       [PICTURE]



STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                 NATIONWIDE                    NATIONWIDE GOVERNMENT
                                                                  BOND FUND                           BOND FUND
                                                         SIX MONTHS                          SIX MONTHS
                                                              ENDED                               ENDED
                                                          APRIL 30,      YEAR ENDED           APRIL 30,           YEAR ENDED
                                                               2001     OCTOBER 31,                2001          OCTOBER 31,
                                                        (UNAUDITED)            2000         (UNAUDITED)                 2000
------------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                          $   3,694,708       $   7,926,222    $   3,296,028       $   6,284,426
Net realized gains (losses) on investment
  transactions                                           (1,039,482)         (4,699,867)       3,022,659          (1,215,687)
Net change in unrealized appreciation/
  depreciation on investments                             4,723,413             146,975          411,561           2,764,161
                                                      -------------       -------------    -------------       -------------
Change in net assets from operations                      7,378,639           3,373,330        6,730,248           7,832,900
                                                      -------------       -------------    -------------       -------------
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                      (115,226)           (212,713)      (1,482,763)         (3,096,861)
Net realized gains on investments                                --                  --               --            (113,377)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                       (56,422)           (100,948)         (30,344)            (58,435)
Net realized gains on investments                                --                  --               --              (2,404)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS FROM:
Net investment income                                          (142)(a)              --             (615)(a)              --
DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                    (3,600,042)         (7,612,561)      (1,782,306)         (3,129,128)
Net realized gains on investments                                --                  --               --            (117,039)
                                                      -------------       -------------    -------------       -------------
Change in net assets from shareholder distributions      (3,771,832)         (7,926,222)      (3,296,028)         (6,517,244)
                                                      -------------       -------------    -------------       -------------
Change in net assets from capital transactions            4,306,982         (12,167,911)      14,886,683           7,411,213
                                                      -------------       -------------    -------------       -------------
Change in net assets                                      7,913,789         (16,720,803)      18,320,903           8,726,869
NET ASSETS:
Beginning of period                                     113,578,373         130,299,176      111,736,654         103,009,785
                                                      -------------       -------------    -------------       -------------
End of period                                         $ 121,492,162       $ 113,578,373    $ 130,057,557       $ 111,736,654
                                                      =============       =============    =============       =============
------------------------------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.



                                           N  A  T  I  O  N  W  I  D  E     3  5


STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
                                                              NATIONWIDE LONG-TERM                NATIONWIDE TAX-FREE
                                                            U.S. GOVERNMENT BOND FUND                  INCOME FUND
                                                           SIX MONTHS                        SIX MONTHS
                                                                ENDED                             ENDED
                                                            APRIL 30,       YEAR ENDED        APRIL 30,           YEAR ENDED
                                                                 2001      OCTOBER 31,             2001          OCTOBER 31,
                                                          (UNAUDITED)             2000      (UNAUDITED)                 2000
------------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $     819,445    $   1,888,123    $   5,328,342       $  11,645,464
Net realized gains (losses) on investment
  transactions                                                 559,471         (476,854)         402,748            (233,249)
Net change in unrealized appreciation/
  depreciation on investments                                  358,526        1,270,352        2,775,709           5,455,447
                                                         -------------    -------------    -------------       -------------
Change in net assets from operations                         1,737,442        2,681,621        8,506,799          16,867,662
                                                         -------------    -------------    -------------       -------------
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                          (83,744)        (156,583)         (93,453)           (121,076)
In excess of net investment income                                  --               --               --              (7,735)
Net realized gains on investments                                   --          (30,528)              --                  --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                          (41,533)         (86,309)         (88,428)           (167,326)
In excess of net investment income                                  --               --               --             (10,690)
Net realized gains on investments                                   --          (28,806)              --                  --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS FROM:
Net investment income                                               --               --               (2)(a)              --
DISTRIBUTIONS TO CLASS D SHAREHOLDERS FROM:
Net investment income                                         (694,168)      (1,645,543)      (5,146,466)        (10,663,091)
In excess of net investment income                                  --               --               --            (681,220)
Net realized gain on investment                                     --         (471,437)              --                  --
                                                         -------------    -------------    -------------       -------------
Change in net assets from shareholder distributions           (819,445)      (2,419,206)      (5,328,349)        (11,651,138)
                                                         -------------    -------------    -------------       -------------
Change in net assets from capital transactions              (3,104,926)       3,889,266       (6,575,573)        (25,426,482)
                                                         -------------    -------------    -------------       -------------
Change in net assets                                        (2,186,929)      (3,626,851)      (3,397,123)        (20,209,958)
NET ASSETS:
Beginning of period                                         32,406,294       36,033,145      212,189,253         232,399,211
                                                         -------------    -------------    -------------       -------------
End of period                                            $  30,219,365    $  32,406,294    $ 208,792,130       $ 212,189,253
                                                         =============    =============    =============       =============
------------------------------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.



3  6     N  A  T  I  O  N  W  I  D  E

                                                                       [PICTURE]



STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
----------------------------------------------------------------------------------------------

                                                            NATIONWIDE HIGH YIELD
                                                                  BOND FUND
                                                           SIX MONTHS
                                                                ENDED
                                                            APRIL 30,      PERIOD ENDED
                                                                 2001       OCTOBER 31,
                                                          (UNAUDITED)           2000 (a)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                          $   5,405,423       $   9,279,490
Net realized gains (losses) on investment
  transactions                                          (12,290,885)         (3,543,425)
Net change in unrealized appreciation/
  depreciation on investments                             8,559,206         (16,477,345)
                                                      -------------       -------------
Change in net assets from operations                      1,673,744         (10,741,280)
                                                      -------------       -------------
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                      (189,773)           (206,852)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                       (10,400)             (7,317)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS FROM:
Net investment income                                            (2)(b)              --
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS
  SHAREHOLDERS FROM:
Net investment income                                    (5,205,248)         (9,065,321)
                                                      -------------       -------------
Change in net assets from shareholder distributions      (5,405,423)         (9,279,490)
                                                      -------------       -------------
Change in net assets from capital transactions            6,449,689         111,651,832
                                                      -------------       -------------
Change in net assets                                      2,718,010          91,631,062
NET ASSETS:
Beginning of period                                      91,631,062                  --
                                                      -------------       -------------
End of period                                         $  94,349,072       $  91,631,062
                                                      =============       =============

----------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b)  FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF
     OPERATIONS) THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.



                               N   A   T   I   O   N   W   I   D   E       3  7


STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
----------------------------------------------------------------------------------------------------------------
                                                                                  NATIONWIDE MORLEY ENHANCED
                                                                                           INCOME FUND
                                                                                 SIX MONTHS
                                                                                      ENDED
                                                                                  APRIL 30,       PERIOD ENDED
                                                                                       2001        OCTOBER 31,
                                                                                (UNAUDITED)            2000(a)
----------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                                    $    402,120    $    573,232
Net realized gains (losses) on investment and futures transactions                  (258,215)       (126,409)
Net change in unrealized appreciation/depreciation on investments and futures        218,886           7,859
                                                                                ------------    ------------
Change in net assets from operations                                                 362,791         454,682
                                                                                ------------    ------------

----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                                                (12,412)         (9,160)
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM:
Net investment income                                                               (340,337)       (561,098)
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                                                (49,371)         (2,974)
                                                                                ------------    ------------
Change in net assets from shareholder distributions                                 (402,120)       (573,232)
                                                                                ------------    ------------
Change in net assets from capital transactions                                     3,050,016      12,597,362
                                                                                ------------    ------------
Change in net assets                                                               3,010,687      12,478,812
NET ASSETS:

Beginning of period                                                               12,478,812              --
                                                                                ------------    ------------
End of period                                                                   $ 15,489,499    $ 12,478,812
                                                                                ============    ============

----------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.



3  8     N  A  T  I  O  N  W  I  D  E

                                                                       [PICTURE]


STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
----------------------------------------------------------------------------------------------------

                                                                         NATIONWIDE
                                                                    MONEY MARKET FUND
                                                                  SIX MONTHS
                                                                       ENDED
                                                                   APRIL 30,        YEAR ENDED
                                                                        2001       OCTOBER 31,
                                                                 (UNAUDITED)              2000
----------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                   $    40,732,777       $    80,163,394
Net realized gains (losses) on investment transactions                     783                (9,601)
                                                               ---------------       ---------------
Change in net assets from operations                                40,733,560            80,153,793
                                                               ---------------       ---------------
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
Net investment income                                               (7,307,297)           (8,556,299)
DISTRIBUTIONS TO PRIME CLASS SHAREHOLDERS FROM:
Net investment income                                              (33,425,480)          (71,606,865)
                                                               ---------------       ---------------
Change in net assets from shareholder distributions                (40,732,777)          (80,163,164)
                                                               ---------------       ---------------
Change in net assets from capital transactions                     169,028,897           129,787,447
                                                               ---------------       ---------------
Change in net assets                                               169,029,680           129,778,076
NET ASSETS:
Beginning of period                                              1,497,414,676         1,367,636,600
                                                               ---------------       ---------------
End of period                                                  $ 1,666,444,356       $ 1,497,414,676
                                                               ===============       ===============
----------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.



                                N   A   T   I   O   N   W   I   D   E       3  9

FINANCIAL Highlights
--------------------------------------------------------------------------------
                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                   CLASS A SHARES
NATIONWIDE BOND FUND                          SIX MONTHS
                                                   ENDED
                                               APRIL 30,          YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                    2001          OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                              (UNAUDITED)             2000               1999           1998(a)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                        $    8.75            $    9.07         $    9.75         $    9.52
                                              ---------            ---------         ---------         ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                       0.27                 0.57              0.53              0.26
Net realized and unrealized gains
   (losses) on investments                         0.29                (0.32)            (0.68)             0.23
                                              ---------            ---------         ---------         ---------
   Total investment activities                     0.56                 0.25             (0.15)             0.49
                                              ---------            ---------         ---------         ---------
DISTRIBUTIONS:
Net investment income                             (0.28)               (0.57)            (0.53)            (0.26)
                                              ---------            ---------         ---------         ---------
   Total distributions                            (0.28)               (0.57)            (0.53)            (0.26)
                                              ---------            ---------         ---------         ---------
Net increase (decrease) in net
   asset value                                     0.28                (0.32)            (0.68)             0.23
                                              ---------            ---------         ---------         ---------
NET ASSET VALUE--END OF PERIOD                $    9.03            $    8.75         $    9.07         $    9.75
                                              =========            =========         =========         =========
   Total Return (excluding sales charge)           6.45%(b)             2.87%            (1.58%)            5.18%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)             $   3,844            $   3,458         $   3,186         $   1,365
Ratio of expenses to average net assets            1.11%(c)             1.05%             1.08%             1.17%(c)
Ratio of net investment income to
   average net assets                              6.15%(c)             6.42%             5.67%             5.48%(c)
Portfolio turnover(*)                             41.26%               72.80%            64.26%            70.31%




                                                                 CLASS B SHARES
                                             SIX MONTHS
                                                  ENDED
                                              APRIL 30,           YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                   2001          OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                             (UNAUDITED)                2000             1999           1998(a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                        $    8.75            $    9.08         $    9.75         $    9.52
                                              ---------            ---------         ---------         ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                       0.24                 0.52              0.47              0.23
Net realized and unrealized gains
   (losses) on investments                         0.29                (0.33)            (0.67)             0.23
                                              ---------            ---------         ---------         ---------
   Total investment activities                     0.53                 0.19             (0.20)             0.46
                                              ---------            ---------         ---------         ---------
DISTRIBUTIONS:
Net investment income                             (0.25)               (0.52)            (0.47)            (0.23)
                                              ---------            ---------         ---------         ---------
   Total distributions                            (0.25)               (0.52)            (0.47)            (0.23)
                                              ---------            ---------         ---------         ---------
Net increase (decrease) in net
   asset value                                     0.28                (0.33)            (0.67)             0.23
                                              ---------            ---------         ---------         ---------
NET ASSET VALUE--END OF PERIOD                $    9.03            $    8.75         $    9.08         $    9.75
                                              =========            =========         =========         =========
   Total Return (excluding sales charge)           6.15%(b)             2.15%            (2.07%)            4.85%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)             $   2,409            $   1,707         $   1,662         $     490
Ratio of expenses to average net assets            1.70%(c)             1.64%             1.68%             1.81%(c)
Ratio of net investment income to
   average net assets                              5.53%(c)             5.83%             5.07%             4.93%(c)
Portfolio turnover(*)                             41.26%               72.80%            64.26%            70.31%
---------------------------------------------------------------------------------------------------------------------------


                                      Class C Shares                                           Class D Shares
                                              Period       Six Months
                                               Ended           Ended
                                           April 30,        April 30,
                                             2001(d)             2001                      Years Ended October 31,
                                         (Unaudited)       (Unaudited)            2000             1999           1998(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
    BEGINNING OF PERIOD                    $   9.19           $   8.76           $   9.09        $   9.76        $   9.49
                                           --------           --------           --------        --------        --------
INVESTMENT ACTIVITIES:
Net investment income (loss)                   0.03               0.28               0.59            0.55            0.57
                                           --------           --------           --------        --------        --------
Net realized and unrealized gains (losses)
   on investments                             (0.15)              0.30              (0.33)          (0.67)           0.27
   Total investment activities                (0.12)              0.58               0.26           (0.12)           0.84
                                           --------           --------           --------        --------        --------
DISTRIBUTIONS:
Net investment income                         (0.03)             (0.29)             (0.59)          (0.55)          (0.57)
                                           --------           --------           --------        --------        --------
   Total distributions                        (0.03)             (0.29)             (0.59)          (0.55)          (0.57)
                                           --------           --------           --------        --------        --------
Net increase (decrease) in net asset value    (0.15)              0.29              (0.33)          (0.67)           0.27
                                           --------           --------           --------        --------        --------
NET ASSET VALUE--END OF PERIOD             $   9.04           $   9.05           $   8.76        $   9.09        $   9.76
                                           ========           ========           ========        ========        ========
   Total Return (excluding sales charge)      (1.28%)(b)          6.68%(b)           2.97%          (1.24%)          9.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)          $     41           $115,197           $108,413        $125,451        $134,822
Ratio of expenses to average net assets        1.65%(c)           0.89%(c)           0.83%           0.83%           0.78%
Ratio of net investment income to average
   net assets                                  4.93%(c)           6.37%(c)           6.62%           5.86%           5.93%
Ratio of expenses to average net assets(*)     1.74%(c)            (e)                (e)             (e)             (e)
Portfolio turnover(**)                        41.26%             41.26%             72.80%          64.26%          70.31%

                                                         Class D Shares

                                                   Years Ended October 31,
                                                     1997            1996
------------------------------------------------------------------------------
NET ASSET VALUE--
    BEGINNING OF PERIOD                          $     9.34      $     9.50
                                                 ----------      ----------
INVESTMENT activities:
Net investment income (loss)                           0.60            0.61
                                                 ----------      ----------
Net realized and unrealized gains (losses)
   on investments                                      0.15           (0.15)
   Total investment activities                         0.75            0.46
                                                 ----------      ----------
DISTRIBUTIONS:
Net investment income                                 (0.60)          (0.62)
                                                 ----------      ----------
   Total distributions                                (0.60)          (0.62)
                                                 ----------      ----------
Net increase (decrease) in net asset value             0.15           (0.16)
                                                 ----------      ----------
NET ASSET VALUE--END OF PERIOD                   $     9.49      $     9.34
                                                 ==========      ==========
   Total Return (excluding sales charge)               8.33%           5.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                $  124,404      $  133,253
Ratio of expenses to average net assets                0.72%           0.70%
Ratio of net investment income to average
   net assets                                          6.43%           6.60%
Ratio of expenses to average net assets(*)              (e)             (e)
Portfolio turnover(**)                                70.63%          38.95%
-------------------------------------------------------------------------------



  * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(a) Shares first offered to public on May 11, 1998. Upon a trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(b)   Not annualized.
(c)   Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(e)   There were no fee reductions in this period.
      See notes to financial statements.

40     NATIONWIDE

FINANCIAL Highlights CONTINUED
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                  CLASS A SHARES
                                            SIX MONTHS
NATIONWIDE GOVERNMENT                            ENDED
BOND FUND                                    APRIL 30,     YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                                  2001    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                           (UNAUDITED)           2000          1999         1998 (a)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                     $    10.00        $     9.89     $    10.56     $    10.24
                                           ----------        ----------     ----------     ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                     0.28              0.57           0.51           0.26
Net realized and unrealized gains
   (losses) on investments                       0.31              0.13          (0.62)          0.32
                                           ----------        ----------     ----------     ----------
   Total investment activities                   0.59              0.70          (0.11)          0.58
                                           ----------        ----------     ----------     ----------
DISTRIBUTIONS:
Net investment income                           (0.28)            (0.57)         (0.51)         (0.26)
Net realized gains                               --               (0.02)         (0.05)          --
                                           ----------        ----------     ----------     ----------
   Total distributions                          (0.28)            (0.59)         (0.56)         (0.26)
                                           ----------        ----------     ----------     ----------
Net increase (decrease) in net
   asset value                                   0.31              0.11          (0.67)          0.32
                                           ----------        ----------     ----------     ----------
NET ASSET VALUE--END OF PERIOD             $    10.31        $    10.00     $     9.89     $    10.56
                                           ==========        ==========     ==========     ==========
   Total Return (excluding sales charge)         5.88%(b)          7.40%         (1.05%)         5.69%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)          $   54,446        $   54,796     $   49,601     $      332
Ratio of expenses to average net assets          0.99%(c)          0.99%          0.99%          1.04%(c)
Ratio of net investment income to
   average net assets                            5.40%(c)          5.84%          5.13%          5.10%(c)
Ratio of expenses to average net assets*         1.12%(c)          1.05%          1.15%          1.17%(c)
Portfolio turnover**                            80.55%           107.86%         51.86%         59.52%
-------------------------------------------------------------------------------------------------------------

                                                           CLASS B SHARES
                                           SIX MONTHS
NATIONWIDE GOVERNMENT                           ENDED
BOND FUND                                   APRIL 30,       YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                 2001      OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                                          (UNAUDITED)             2000         1999         1998 (a)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                     $    10.00       $     9.89    $    10.55    $    10.24
                                           ----------       ----------    ----------    ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                     0.25             0.51          0.45          0.23
Net realized and unrealized gains
   (losses) on investments                       0.31             0.13         (0.61)         0.31
                                           ----------       ----------    ----------    ----------
   Total investment activities                   0.56             0.64         (0.16)         0.54
                                           ----------       ----------    ----------    ----------
DISTRIBUTIONS:
Net investment income                           (0.25)           (0.51)        (0.45)        (0.23)
Net realized gains                               --              (0.02)        (0.05)         --
                                           ----------       ----------    ----------    ----------
   Total distributions                          (0.25)           (0.53)        (0.50)        (0.23)
                                           ----------       ----------    ----------    ----------
Net increase (decrease) in net
   asset value                                   0.31             0.11         (0.66)         0.31
                                           ----------       ----------    ----------    ----------
NET ASSET VALUE--END OF PERIOD             $    10.31       $    10.00    $     9.89    $    10.55
                                           ==========        ==========     ==========     ==========
   Total Return (excluding sales charge)         5.58%(b)         6.72%        (1.57%)        5.29%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)          $    1,418       $    1,129    $    1,148    $      297
Ratio of expenses to average net assets          1.57%(c)         1.63%         1.64%         1.64%(c)
Ratio of net investment income to
   average net assets                            4.81%(c)         5.19%         4.44%         4.59%(c)
Ratio of expenses to average net assets*         1.58%(c)         1.63%         1.65%         1.86%(c)
Portfolio turnover**                            80.55%          107.86%        51.86%        59.52%
-------------------------------------------------------------------------------------------------------------


                                          CLASS C SHARES                                           CLASS D SHARES
                                                  PERIOD        SIX MONTHS
                                                   ENDED             ENDED
                                                APRIL 30,        APRIL 30,
                                                 2001 (d)             2001                      Years Ended October 31,
                                              (UNAUDITED)      (UNAUDITED)             2000            1999           1998(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD            $   10.47        $   10.01          $    9.89       $   10.57       $   10.31
                                                ---------        ---------          ---------       ---------       ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                         0.02             0.29               0.59            0.53            0.56
Net realized and unrealized gains (losses)
   on investments                                   (0.17)            0.31               0.14           (0.63)           0.34
                                                ---------        ---------          ---------       ---------       ---------
   Total investment activities                      (0.15)            0.60               0.73           (0.10)           0.90
                                                ---------        ---------          ---------       ---------       ---------

DISTRIBUTIONS:
Net investment income                               (0.02)           (0.29)             (0.59)          (0.53)          (0.56)
In excess of net investment income                   --               --                 --              --              --
Net realized gains                                   --               --                (0.02)          (0.05)          (0.08)
                                                ---------        ---------          ---------       ---------       ---------
   Total distributions                              (0.02)           (0.29)             (0.61)          (0.58)          (0.64)
                                                ---------        ---------          ---------       ---------       ---------
Net increase (decrease) in net asset value          (0.17)            0.31               0.12           (0.68)           0.26

                                                ---------        ---------          ---------       ---------       ---------
NET ASSET VALUE--END OF PERIOD                  $   10.30        $   10.32          $   10.01       $    9.89       $   10.57
                                                =========        =========          =========       =========       =========
   Total Return (excluding sales charge)            (1.45%)(b)        5.98%(b)           7.73%          (0.93%)          9.03%
*RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)               $     353        $  73,840          $  55,812       $  52,260       $  50,849
Ratio of expenses to average net assets              1.62%(c)         0.78%(c)           0.78%           0.79%           0.92%
Ratio of net investment income to average
   net assets                                        4.53%(c)         5.58%(c)           6.03%           5.24%           5.43%
Ratio of expenses to average net assets*             1.72%(c)         0.81%(c)           0.78%           0.81%           1.03%
Portfolio turnover**                                80.55%           80.55%            107.86%          51.86%          59.52%
------------------------------------------------------------------------------------------------------------------------------
                                                             Class D Shares

                                                        Years Ended October 31,
                                                         1997             1996
----------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                 $   10.04       $   10.12
                                                     ---------       ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                              0.59            0.59
Net realized and unrealized gains (losses)
   on investments                                         0.27           (0.08)
                                                     ---------       ---------
   Total investment activities                            0.86            0.51
                                                     ---------       ---------

DISTRIBUTIONS:
Net investment income                                    (0.59)          (0.58)
In excess of net investment income                        --             (0.01)
Net realized gains                                        --              --
                                                     ---------       ---------
   Total distributions                                   (0.59)          (0.59)
                                                     ---------       ---------
Net increase (decrease) in net asset value                0.27           (0.08)
                                                     ---------       ---------
NET ASSET VALUE--END OF PERIOD                       $   10.31       $   10.04
                                                     =========       =========
   Total Return (excluding sales charge)                  8.86%           5.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                    $  41,328       $  39,497
Ratio of expenses to average net assets                   1.07%           1.06%
Ratio of net investment income to average
   net assets                                             5.85%           5.86%
Ratio of expenses to average net assets*                  1.22%           1.21%
Portfolio turnover**                                     26.58%           9.30%
----------------------------------------------------------------------------------

 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a)  Shares first offered to public on May 11, 1998. Upon a trust
     Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(b)  Not annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

 SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL Highlights CONTINUED
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                      CLASS A SHARES
NATIONWIDE LONG-TERM                        SIX MONTHS
U.S. GOVERNMENT BOND FUND                        ENDED
                                              APRIL 30,           YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                   2001          OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                            (UNAUDITED)                 2000             1999          1998 (a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                       $     10.99         $     10.88      $     11.77       $     11.24
                                             -----------         -----------      -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                        0.28                0.59             0.59              0.28
Net realized and unrealized gains
   (losses) on investments                          0.29                0.27            (0.90)             0.53
                                             -----------         -----------      -----------       -----------
   Total investment activities                      0.57                0.86            (0.31)             0.81
                                             -----------         -----------      -----------       -----------
DISTRIBUTIONS:
Net investment income                              (0.28)              (0.59)           (0.58)            (0.28)
Net realized gains                                  --                 (0.16)            --                --
                                             -----------         -----------      -----------       -----------
   Total distributions                             (0.28)              (0.75)           (0.58)            (0.28)
                                             -----------         -----------      -----------       -----------
Net increase (decrease) in net asset value          0.29                0.11            (0.89)             0.53
                                             -----------         -----------      -----------       -----------
NET ASSET VALUE--END OF PERIOD               $     11.28         $     10.99      $     10.88       $     11.77
                                             ===========         ===========      ===========       ===========
   Total Return (excluding
        sales charge)                               5.18%(b)            8.28%           (2.63%)            7.32%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)            $     2,598         $     3,767      $     2,041       $       201
Ratio of expenses to average net assets             1.04%(c)            1.04%            1.04%             1.04%(c)
Ratio of net investment income to
   average net assets                               4.97%(c)            5.42%            5.29%             5.09%(c)
Ratio of expenses to average net assets*            1.24%(c)            1.08%            1.14%             1.28%(c)
Portfolio turnover**                               40.13%              91.13%           84.33%            51.12%

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      CLASS B SHARES
NATIONWIDE LONG-TERM                         SIX MONTHS
U.S. GOVERNMENT BOND FUND                         ENDED
                                              APRIL 30,         YEAR ENDED       YEAR ENDED        PERIOD ENDED
                                                   2001         OCTOBER 31,      OCTOBER 31,        OCTOBER 31,
                                            (UNAUDITED)                2000             1999           1998 (a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                      $     10.99          $     10.88      $     11.76       $     11.24
                                            -----------          -----------      -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                       0.25                 0.52             0.52              0.25
Net realized and unrealized gains
   (losses) on investments                         0.29                 0.27            (0.89)             0.52
                                            -----------          -----------      -----------       -----------
   Total investment activities                     0.54                 0.79            (0.37)             0.77
                                            -----------          -----------      -----------       -----------
DISTRIBUTIONS:
Net investment income                             (0.25)               (0.52)           (0.51)            (0.25)
Net realized gains                                 --                  (0.16)            --                --
                                            -----------          -----------      -----------       -----------
   Total distributions                            (0.25)               (0.68)           (0.51)            (0.25)
                                            -----------          -----------      -----------       -----------
Net increase (decrease) in net asset value         0.29                 0.11            (0.88)             0.52
                                            -----------          -----------      -----------       -----------
NET ASSET VALUE--END OF PERIOD              $     11.28          $     10.99      $     10.88       $     11.76
                                            ===========          ===========      ===========       ===========
   Total Return (excluding
        sales charge)                              4.87%(b)             7.63%           (3.15%)            6.90%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)           $     1,970          $     1,724      $     1,876       $       352
Ratio of expenses to average net assets            1.64%(c)             1.64%            1.64%             1.64%(c)
Ratio of net investment income to
   average net assets                              4.36%(c)             4.85%            4.68%             4.52%(c)
Ratio of expenses to average net assets*           1.75%(c)             1.69%            1.74%             1.90%(c)
Portfolio turnover**                              40.13%               91.13%           84.33%            51.12%

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS D SHARES
                                              SIX MONTHS
                                                   ENDED
                                               APRIL 30,
                                                    2001                            YEARS ENDED OCTOBER 31,
                                             (UNAUDITED)           2000         1999          1998 (a)       1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                       $    10.99        $    10.88    $    11.77     $    11.19    $    10.92    $    11.07
                                             ----------        ----------    ----------     ----------    ----------    ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                       0.29              0.61          0.61           0.63          0.66          0.68
Net realized and unrealized gains
   (losses) on investments                         0.30              0.27         (0.89)          0.58          0.27         (0.15)
                                             ----------        ----------    ----------     ----------    ----------    ----------
   Total investment activities                     0.59              0.88         (0.28)          1.21          0.93          0.53
                                             ----------        ----------    ----------     ----------    ----------    ----------
DISTRIBUTIONS:
Net investment income                             (0.29)            (0.61)        (0.61)         (0.63)        (0.66)        (0.68)
Net realized gains                                 --               (0.16)         --             --            --            --
                                             ----------        ----------    ----------     ----------    ----------    ----------
   Total distributions                            (0.29)            (0.77)        (0.61)         (0.63)        (0.66)        (0.68)
                                             ----------        ----------    ----------     ----------    ----------    ----------
Net increase (decrease) in net asset value         0.30              0.11         (0.89)          0.58          0.27         (0.15)
                                             ----------        ----------    ----------     ----------    ----------    ----------
NET ASSET VALUE--END OF PERIOD               $    11.29        $    10.99    $    10.88     $    11.77    $    11.19    $    10.92
                                             ==========        ==========    ==========     ==========    ==========    ==========
   Total Return (excluding sales charge)           5.41%(b)          8.53%        (2.39%)        11.15%         8.84%         5.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)            $   25,652        $   26,915    $   32,117     $   40,946    $   48,549    $   58,737
Ratio of expenses to average net assets            0.79%(c)          0.79%         0.79%          0.82%         0.85%         0.84%
Ratio of net investment income to average
  net assets                                       5.21%(c)          5.69%         5.33%          5.55%         6.04%         6.26%
Ratio of expenses to average net assets*           0.90%(c)          0.84%         0.89%          1.28%         1.60%         1.59%
Portfolio turnover**                              40.13%            91.13%        84.33%         51.12%        52.10%        21.04%

------------------------------------------------------------------------------------------------------------------------------------

 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a)  Shares first offered to public on May 11, 1998. Upon a trust
     Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(b)  Not annualized.
(c)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.


42    NATIONWIDE

FINANCIAL Highlights CONTINUED
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                         CLASS A SHARES
                                              SIX MONTHS
 NATIONWIDE TAX-FREE                               ENDED
 INCOME FUND                                   APRIL 30,          YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                    2001         OCTOBER 31,     OCTOBER 31,       OCTOBER 31,
                                             (UNAUDITED)                2000            1999          1998 (a)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                        $     10.04        $      9.79      $     10.65       $     10.48
                                              -----------        -----------      -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                         0.24               0.50             0.49              0.23
Net realized and unrealized gains
   (losses) on investments                           0.14               0.25            (0.82)             0.17
                                              -----------        -----------      -----------       -----------
   Total investment activities                       0.38               0.75            (0.33)             0.40
                                              -----------        -----------      -----------       -----------

DISTRIBUTIONS:
Net investment income                               (0.24)             (0.50)           (0.49)            (0.23)
In excess of net investment income                   --                 --               --                --
Net realized gains                                   --                 --              (0.04)             --
                                              -----------        -----------      -----------       -----------
   Total distributions                              (0.24)             (0.50)           (0.53)            (0.23)
                                              -----------        -----------      -----------       -----------

Net increase (decrease) in net asset value           0.14               0.25            (0.86)             0.17
                                              -----------        -----------      -----------       -----------


NET ASSET VALUE--END OF PERIOD                $     10.18        $     10.04      $      9.79       $     10.65
                                              ===========        ===========      ===========       ===========
   Total Return (excluding
         sales charge)                               3.83%(b)           7.90%           (3.26%)            3.86%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)             $     3,989        $     3,792      $     2,383       $       601
Ratio of expenses to average net assets              0.99%              0.94%            0.96%             1.06%(c)
Ratio of net investment income to
   average net assets                                4.80%(c)           5.09%            4.73%             4.50%(c)
Portfolio turnover **                                7.16%              7.08%           42.26%            28.88%

------------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS B SHARES
                                                 SIX MONTHS
 NATIONWIDE TAX-FREE                                  ENDED
 INCOME FUND                                      APRIL 30,         YEAR ENDED       YEAR ENDED    PERIOD ENDED
                                                       2001        OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                                (UNAUDITED)               2000             1999        1998 (a)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                          $     10.03         $      9.78      $     10.66    $     10.48
                                                -----------         -----------      -----------    -----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                           0.21                0.44             0.42           0.20
Net realized and unrealized gains
   (losses) on investments                             0.15                0.25            (0.83)          0.18
                                                -----------         -----------      -----------    -----------
   Total investment activities                         0.36                0.69            (0.41)          0.38
                                                -----------         -----------      -----------    -----------

DISTRIBUTIONS:
Net investment income                                 (0.21)              (0.41)           (0.43)         (0.20)
In excess of net investment income                     --                 (0.03)            --             --
Net realized gains                                     --                  --              (0.04)          --
                                                -----------         -----------      -----------    -----------
   Total distributions                                (0.21)              (0.44)           (0.47)         (0.20)
                                                -----------         -----------      -----------    -----------

Net increase (decrease) in net asset value             0.15                0.25            (0.88)          0.18
                                                -----------         -----------      -----------    -----------


NET ASSET VALUE--END OF PERIOD                  $     10.18         $     10.03      $      9.78    $     10.66
                                                ===========         ===========      ===========    ===========
   Total Return (excluding
         sales charge)                                 3.63%(b)            7.27%           (4.02%)         3.66%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)               $     4,494         $     4,601      $     3,746    $     1,477
Ratio of expenses to average net assets                1.59%(c)            1.55%            1.56%          1.66%(c)
Ratio of net investment income to
   average net assets                                  4.20%(c)            4.50%            4.12%          3.94%(c)
Portfolio turnover **                                  7.16%               7.08%           42.26%         28.88%

------------------------------------------------------------------------------------------------------------------------------------








                                            CLASS C SHARES                                   CLASS D SHARES
                                                    PERIOD              SIX MONTHS
                                                     ENDED                   ENDED
                                                 APRIL 30,               APRIL 30,
                                                   2001 (d)                   2001        YEARS ENDED OCTOBER 31,
                                                (UNAUDITED)            (UNAUDITED)               2000                 1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                             $   10.32           $     10.03         $      9.78         $     10.66
                                                   ---------           -----------         -----------         -----------

INVESTMENT ACTIVITIES:
Net investment income (loss)                            0.01                  0.26                0.53                0.51
Net realized and unrealized gains
   (losses) on investments                             (0.16)                 0.15                0.25               (0.84)
                                                   ---------           -----------         -----------         -----------
   Total investment activities                         (0.15)                 0.41                0.78               (0.33)
                                                   ---------           -----------         -----------         -----------
DISTRIBUTIONS:
Net investment income                                  (0.01)                (0.26)              (0.50)              (0.51)
In excess of net investment income                      --                    --                 (0.03)               --
Net realized gains                                      --                    --                 (0.04)              (0.08)
                                                   ---------           -----------         -----------         -----------

   TOTAL DISTRIBUTIONS                                 (0.01)                (0.26)              (0.53)              (0.55)
                                                   ---------           -----------         -----------         -----------
Net increase (decrease) in net asset value             (0.16)                 0.15                0.25               (0.88)
                                                   ---------           -----------         -----------         -----------
NET ASSET VALUE--END OF PERIOD                     $   10.16           $     10.18         $     10.03         $      9.78
                                                   =========           ===========         ===========         ===========
   Total Return (excluding sales charge)               (1.42%)(b)             4.07%(b)            8.18%              (3.21%)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                  $       1           $   200,308         $   204,337         $   226,270
Ratio of expenses to average net assets                 1.58%(c)              0.74%(c)            0.70%               0.71%
Ratio of net investment income to average
  net assets                                            3.88%(c)              5.05%(c)            5.35%               4.93%
Ratio of expenses to average net assets*                 (e)                   (e)                0.70%               0.71%
PORTFOLIO TURNOVER**                                    7.16%                 7.16%               7.08%              42.26%
------------------------------------------------------------------------------------------------------------------------------------

                                                               CLASS D SHARES

                                                             YEARS ENDED OCTOBER 31,
                                                       1998 (a)           1997            1996
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE--
   BEGINNING OF PERIOD                             $     10.51     $     10.24     $     10.22
                                                   -----------     -----------     -----------

INVESTMENT ACTIVITIES:
Net investment income (loss)                              0.50            0.50            0.51
Net realized and unrealized gains
   (losses) on investments                                0.23            0.27            0.02
                                                   -----------     -----------     -----------
   Total investment activities                            0.73            0.77            0.53
                                                   -----------     -----------     -----------
DISTRIBUTIONS:
Net investment income                                    (0.50)          (0.50)          (0.51)
In excess of net investment income                        --              --              --
Net realized gains                                        --              --              --
                                                   -----------     -----------     -----------

   TOTAL DISTRIBUTIONS                                   (0.58)          (0.50)          (0.51)
                                                   -----------     -----------     -----------
Net increase (decrease) in net asset value                0.15            0.27            0.02
                                                   -----------     -----------     -----------
NET ASSET VALUE--END OF PERIOD                     $     10.66     $     10.51     $     10.24
                                                   ===========     ===========     ===========
   Total Return (excluding sales charge)                  7.09%           7.72%           5.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                  $   263,662     $   256,486     $   264,642
Ratio of expenses to average net assets                   0.85%           0.96%           0.96%
Ratio of net investment income to average
  net assets                                              4.73%           4.85%           4.98%
Ratio of expenses to average net assets*                  0.93%           1.11%           1.11%
PORTFOLIO TURNOVER**                                     28.88%          39.49%          24.15%
-------------------------------------------------------------------------------------------------------


  * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) Shares first offered to public on May 11, 1998. Upon a trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(b)  Not annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(e)  There were no fee reductions in this period.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                   NATIONWIDE 43

FINANCIAL Highlights CONTINUED
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                   CLASS A SHARES                  CLASS B SHARES
                                                            SIX MONTHS                       SIX MONTHS
NATIONWIDE HIGH YIELD BOND FUND                                  ENDED                            ENDED
                                                             APRIL 30,    PERIOD ENDED        APRIL 30,        PERIOD ENDED
                                                                  2001     OCTOBER 31,             2001        OCTOBER 31,
                                                           (UNAUDITED)        2000 (a)      (UNAUDITED)           2000 (a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                        $    7.96        $   10.00        $    7.96          $   10.00
                                                            ---------        ---------        ---------          ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     0.44             0.86             0.42               0.80
Net realized and unrealized gains (losses) on investments       (0.32)           (2.04)           (0.32)             (2.04)
                                                            ---------        ---------        ---------          ---------
   Total investment activities                                   0.12            (1.18)            0.10              (1.24)
                                                            ---------        ---------        ---------          ---------
DISTRIBUTIONS:
Net investment income                                           (0.44)           (0.86)           (0.42)             (0.80)
                                                            ---------        ---------        ---------          ---------
   Total distributions                                          (0.44)           (0.86)           (0.42)             (0.80)
                                                            ---------        ---------        ---------          ---------
Net increase (decrease) in net asset value                      (0.32)           (2.04)           (0.32)             (2.04)
                                                            ---------        ---------        ---------          ---------
NET ASSET VALUE--END OF PERIOD                              $    7.64        $    7.96        $    7.64          $    7.96
                                                            =========        =========        =========          =========
   Total Return (excluding sales charge)                         1.61%(b)       (12.48%)(b)        1.23%(b)          13.02%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $   3,687        $   2,804        $     231          $     188
Ratio of expenses to average net assets                          0.95%(c)         0.95%(c)         1.70%(c)           1.70%(c)
Ratio of net investment income to average net assets            11.34%(c)        12.35%(c)        10.63%(c)          13.09%(c)
Ratio of expenses to average net assets*                         1.12%(c)         1.15%(c)         2.87%(c)           3.46%(c)
Portfolio turnover**                                            39.66%           76.93%           39.66%             76.93%

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    INSTITUTIONAL SERVICE
                                                                         CLASS C SHARES                 CLASS SHARES
                                                                                 PERIOD        SIX MONTHS
                                                                                  ENDED             ENDED
                                                                              APRIL 30,         APRIL 30,       PERIOD ENDED
                                                                               2001 (d)              2001        OCTOBER 31,
                                                                            (UNAUDITED)       (UNAUDITED)           2000 (a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                                         $     8.07       $     8.01         $    10.00
                                                                             ----------       ----------         ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                       0.03             0.45               0.87
Net realized and unrealized gains (losses) on investments                         (0.42)           (0.31)             (1.99)
                                                                             ----------       ----------         ----------
   Total investment activities                                                    (0.39)            0.14              (1.12)
                                                                             ----------       ----------         ----------
DISTRIBUTIONS:
Net investment income                                                             (0.03)           (0.45)             (0.87)
                                                                             ----------       ----------         ----------
   Total distributions                                                            (0.03)           (0.45)             (0.87)
                                                                             ----------       ----------         ----------
Net increase (decrease) in net asset value                                        (0.42)           (0.31)             (1.99)
                                                                             ----------       ----------         ----------
NET ASSET VALUE--END OF PERIOD                                               $     7.65       $     7.70         $     8.01
                                                                             ==========       ==========         ==========
   Total Return (excluding sales charge)                                          (4.85%)(b)        1.85%(b)         (11.80%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                            $        1       $   90,430         $   88,639
Ratio of expenses to average net assets                                            1.22%(c)         0.70%(c)           0.70%(c)
Ratio of net investment income to average net assets                               8.51%(c)        11.58%(c)          11.46%(c)
Ratio of expenses to average net assets*                                           1.22%(c)         0.86%(c)           0.83%(c)
Portfolio turnover**                                                              39.66%           39.66%             76.93%

---------------------------------------------------------------------------------------------------------------------------


  * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from December 29, 1999 (commencement of operations) through October 31, 2000. (b) Not annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.


44  NATIONWIDE

FINANCIAL Highlights CONTINUED
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                     CLASS A SHARES      INSTITUTIONAL SERVICE CLASS SHARES
                                                                SIX MONTHS                        SIX MONTHS
NATIONWIDE MORLEY ENHANCED                                           ENDED                             ENDED
INCOME FUND                                                      APRIL 30,     PERIOD ENDED        APRIL 30,       PERIOD ENDED
                                                                      2001      OCTOBER 31,             2001        OCTOBER 31,
                                                               (UNAUDITED)          2000(a)       (UNAUDITED)           2000(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                           $     9.90        $    10.00        $     9.90        $    10.00
                                                               ----------        ----------        ----------        ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                         0.28              0.48              0.29              0.49
Net realized and unrealized gains (losses) on investments           (0.03)            (0.10)            (0.03)            (0.10)
                                                               ----------        ----------        ----------        ----------
   Total investment activities                                       0.25              0.38              0.26              0.39
                                                               ----------        ----------        ----------        ----------
DISTRIBUTIONS:
Net investment income                                               (0.28)            (0.48)            (0.29)            (0.49)
                                                               ----------        ----------        ----------        ----------
   Total distributions                                              (0.28)            (0.48)            (0.29)            (0.49)
                                                               ----------        ----------        ----------        ----------
Net increase (decrease) in net asset value                          (0.03)            (0.10)            (0.03)            (0.10)
                                                               ----------        ----------        ----------        ----------
NET ASSET VALUE--END OF PERIOD                                 $     9.87        $     9.90        $     9.87        $     9.90
                                                               ==========        ==========        ==========        ==========
   Total Return (excluding sales charge)                             2.51%(b)          3.86%(b)          2.61%(b)          4.02%(b)
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS AT END OF PERIOD (000)                              $      570        $      368        $   11,754        $   11,614
Ratio of expenses to average net assets                              0.90%(c)          0.90%(c)          0.70%(c)          0.70%(c)
Ratio of net investment income to average net assets                 5.60%(c)          5.90%(c)          5.82%(c)          5.96%(c)
Ratio of expenses to average net assets*                             1.73%(c)          2.63%(c)          2.63%(c)          1.73%(c)
Portfolio turnover**                                                22.13%             4.42%            22.13%             4.42%

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  INSTITUTIONAL CLASS SHARES
                                                                                                  SIX MONTHS
                                                                                                       ENDED
                                                                                                   APRIL 30,      PERIOD ENDED
                                                                                                        2001       OCTOBER 31,
                                                                                                  (UNAUDITED)          2000(a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                                                               $     9.89        $    10.00
                                                                                                   ----------        ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                                             0.30              0.51
Net realized and unrealized gains (losses) on investments                                               (0.02)
                                                                                                                          (0.11)
                                                                                                   ----------        ----------
   Total investment activities                                                                           0.28              0.40
                                                                                                   ----------        ----------
DISTRIBUTIONS:
Net investment income                                                                                   (0.30)            (0.51)
                                                                                                   ----------        ----------
   Total distributions                                                                                  (0.30)            (0.51)
                                                                                                   ----------        ----------
Net increase (decrease) in net asset value                                                              (0.02)            (0.11)
                                                                                                   ----------        ----------
NET ASSET VALUE--END OF PERIOD                                                                     $     9.87        $     9.89
                                                                                                   ==========        ==========
   Total Return (excluding sales charge)                                                                 2.84%(b)          4.16%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                                                  $    3,166        $      497
Ratio of expenses to average net assets                                                                  0.45%(c)          0.45%(c)
Ratio of net investment income to average net assets                                                     5.99%(c)          6.44%(c)
Ratio of expenses to average net assets*                                                                 1.36%(c)          2.13%(c)
Portfolio turnover**                                                                                    22.13%             4.42%

------------------------------------------------------------------------------------------------------------------------------------


  * DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(a) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.
                                                               NATIONWIDE  45

FINANCIAL Highlights CONTINUED
--------------------------------------------------------------------------------
                  SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                                                 SERVICE CLASS SHARES
                                                                                    SIX MONTHS
                                                                                         ENDED
NATIONWIDE MONEY MARKET FUND                                                         APRIL 30,        YEAR ENDED   PERIOD ENDED
                                                                                          2001       OCTOBER 31,    OCTOBER 31,
                                                                                   (UNAUDITED)              2000        1999(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                                               $      1.00       $      1.00    $      1.00
                                                                                   -----------       -----------    -----------
INVESTMENT ACTIVITIES:
Net investment income                                                                     0.03              0.06           0.04
                                                                                   -----------       -----------    -----------
   Total investment activities                                                            0.03              0.06           0.04
                                                                                   -----------       -----------    -----------
DISTRIBUTIONS:
Net investment income                                                                    (0.03)            (0.06)         (0.04)
                                                                                   -----------       -----------    -----------
   Total Distributions                                                                   (0.03)            (0.06)         (0.04)
                                                                                   -----------       -----------    -----------
Net increase (decrease) in net asset value                                                --                --             --
                                                                                   -----------       -----------    -----------
NET ASSET VALUE--END OF PERIOD                                                     $      1.00       $      1.00    $      1.00
                                                                                   ===========       ===========    ===========
   Total Return                                                                           2.59%(b)          5.64%          3.69%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                                  $   318,350       $   256,221    $    22,295
Ratio of expenses to average net assets                                                   0.75%(c)          0.75%          0.64%(c)
Ratio of net investment income to average net assets                                      5.10%(c)          5.68%          4.74%(c)
Ratio of expenses to average net assets*                                                  0.88%(c)          0.86%          0.79%(c)

------------------------------------------------------------------------------------------------------------------------------------


                                                                                    PRIME SHARES
                                                        SIX MONTHS
                                                             ENDED
                                                         APRIL 30,
                                                              2001                                    YEARS ENDED OCTOBER 31,
                                                       (UNAUDITED)               2000            1999(d)            1998
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                   $      1.00          $      1.00       $      1.00       $      1.00
                                                       -----------          -----------       -----------       -----------
INVESTMENT ACTIVITIES:
Net investment income                                         0.03                 0.06              0.05              0.05
                                                       -----------          -----------       -----------       -----------
   Total investment activities                                0.03                 0.06              0.05              0.05
                                                       -----------          -----------       -----------       -----------
DISTRIBUTIONS:
Net investment income                                        (0.03)               (0.06)            (0.05)            (0.05)
                                                       -----------          -----------       -----------       -----------
   Total distributions                                       (0.03)               (0.06)            (0.05)            (0.05)
                                                       -----------          -----------       -----------       -----------
Net increase (decrease) in net asset value                    --                   --                --                --
                                                       -----------          -----------       -----------       -----------
NET ASSET VALUE--END OF PERIOD                         $      1.00          $      1.00       $      1.00       $      1.00
                                                       ===========          ===========       ===========       ===========
   Total Return                                               2.63%(b)             5.74%             4.61%             5.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                      $ 1,348,095          $ 1,241,194       $ 1,345,342       $ 1,048,689
Ratio of expenses to average net assets                       0.67%(c)             0.65%             0.61%             0.59%
Ratio of net investment income to average net assets          5.23%(c)             5.58%             4.52%             4.96%
Ratio of expenses to average net assets*                       (e)                 0.65%             0.61%             0.64%

-----------------------------------------------------------------------------------------------------------------------------------

                                                                     PRIME SHARES



                                                                YEARS ENDED OCTOBER 31,
                                                                   1997           1996
----------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                         $      1.00     $      1.00
                                                             -----------     -----------
INVESTMENT ACTIVITIES:
Net investment income                                               0.05            0.05
                                                             -----------     -----------
   Total investment activities                                      0.05            0.05
                                                             -----------     -----------
DISTRIBUTIONS:
Net investment income                                              (0.05)          (0.05)
                                                             -----------     -----------
   Total distributions                                             (0.05)          (0.05)
                                                             -----------     -----------
Net increase (decrease) in net asset value                          --              --
                                                             -----------     -----------
NET ASSET VALUE--END OF PERIOD                               $      1.00     $      1.00
                                                             ===========     ===========
   Total Return                                                     5.07%           5.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                            $   820,657     $   729,500
Ratio of expenses to average net assets                             0.59%           0.60%
Ratio of net investment income to average net assets                4.96%           4.93%
Ratio of expenses to average net assets*                            0.64%           0.65%
----------------------------------------------------------------------------------------


 * DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(a) FOR THE PERIOD FROM JANUARY 4, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d) AS OF JANUARY 4, 1999, THE EXISTING SHARES OF THE FUND WERE RENAMED PRIME SHARES.
(e)  THERE WERE NO FEE REDUCTIONS IN THIS PERIOD.

See notes to financial statements.
46 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001

1.   ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust"), is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually the "Fund", collectively the "Funds").

-    Nationwide Bond Fund (Bond)

- Nationwide Government Bond Fund (Government Bond) (formerly known as Nationwide Intermediate U.S. Government Bond Fund)

-    Nationwide Long-Term U.S. Government Bond Fund (Long-Term U.S. Government
     Bond)

-    Nationwide Tax-Free Income Fund (Tax-Free Income)

-    Nationwide High Yield Bond Fund (High Yield Bond)

- Nationwide Morley Enhanced Income Fund (Morley Enhanced Income) (formerly known as Morley Enhanced Income Fund)

-    Nationwide Money Market Fund (Money Market)

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     (a)  SECURITY VALUATION

Bond, Government Bond, Long-Term U.S. Government Bond, Tax-Free Income High Yield Bond and Morley Enhanced Income: Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by an independent pricing agent, the use of which has been approved by the Funds' Board of Trustees. If the pricing agent is unable to obtain a readily available market quotation, the security is priced at fair value, under procedures approved by the Fund's Board of Trustees. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Money Market:
Investments of the Fund are valued at amortized cost, which approximates market value, except for investments in other money market funds, which are priced at net asset value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

     (b)  REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement, at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     (c)  FUTURES

Certain Funds may invest in financial futures contracts for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.


                                   CONTINUED


                                                                   NATIONWIDE 47

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001


Futures contracts may also be entered into for non-hedging purposes. A "sale" of futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

     (d)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

     (e)  FEDERAL INCOME TAXES

Each Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

     (f)  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared and recorded daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

     (g)  EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.


                                   CONTINUED


48 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED                                 [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001

     (h)  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:

                                                                                 BOND                    GOVERNMENT BOND
                                                                SIX MONTHS ENDED    YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                  APRIL 30, 2001    OCTOBER 31,         APRIL 30,     OCTOBER 31,
CAPITAL TRANSACTIONS:                                                 (UNAUDITED)         2000        (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
   Proceeds from shares issued                                    $      611,333  $  1,691,503     $  17,137,502   $ 24,991,229
   Dividends reinvested                                                  112,170       179,043         1,831,516      2,935,536
   Cost of shares redeemed                                              (448,639)   (1,466,779)      (21,165,099)   (23,416,090)
                                                                       ---------     ---------         ---------      ---------
                                                                         274,864       403,767        (2,196,081)     4,510,675
                                                                       ---------     ---------         ---------      ---------
  CLASS B SHARES
   Proceeds from shares issued                                           761,543       547,000           429,947        171,643
   Dividends reinvested                                                   50,182        88,496            25,531         43,895
   Cost of shares redeemed                                              (164,347)     (529,058)         (201,135)      (249,613)
                                                                       ---------     ---------         ---------      ---------
                                                                         647,378       106,438           254,343        (34,075)
                                                                       ---------     ---------         ---------      ---------
  CLASS C SHARES
   Proceeds from shares issued                                            42,225(a)          -           352,088(a)           -
   Cost of shares redeemed                                                  (185)(a)         -                 -              -
                                                                       ---------     ---------         ---------      ---------
                                                                          42,040             -           352,088              -
                                                                       ---------     ---------         ---------      ---------
  CLASS D SHARES
   Proceeds from shares issued                                        14,963,099    13,279,160        26,620,793     15,948,995
   Dividends reinvested                                                3,243,457     6,024,531         1,486,907      2,467,838
   Cost of shares redeemed                                           (14,863,856)  (31,981,807)      (11,631,367)   (15,482,220)
                                                                       ---------     ---------         ---------      ---------
                                                                       3,342,700   (12,678,116)       16,476,333      2,934,613
                                                                       ---------     ---------         ---------      ---------
  Change in net assets from capital transactions                   $   4,306,982  $(12,167,911)     $ 14,886,683   $  7,411,213
                                                                       =========     =========         =========      =========
-----------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED    YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                  APRIL 30, 2001    OCTOBER 31,         APRIL 30,     OCTOBER 31,
SHARE TRANSACTIONS:                                                   (UNAUDITED)         2000        (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
   Issued                                                                 67,591       189,488         1,665,696      2,547,180
   Reinvested                                                             12,481        20,214           177,649        299,553
   Redeemed                                                              (49,798)     (165,439)       (2,043,380)    (2,385,094)
                                                                       ---------     ---------         ---------      ---------
                                                                          30,274        44,263          (200,035)       461,639
                                                                       ---------     ---------         ---------      ---------
  CLASS B SHARES
   Issued                                                                 84,216        61,635            41,942         17,480
   Reinvested                                                              5,583         9,956             2,507          4,481
   Redeemed                                                              (18,199)      (59,557)          (19,698)       (25,253)
                                                                       ---------     ---------         ---------      ---------
                                                                          71,600        12,034            24,751         (3,292)
                                                                       ---------     ---------         ---------      ---------
  CLASS C SHARES
   Issued                                                                  4,604(a)          -            34,249(a)           -
   Redeemed                                                                  (20)(a)         -                 -              -
                                                                       ---------     ---------         ---------      ---------
                                                                           4,584             -            34,249              -
                                                                       ---------     ---------         ---------      ---------
  CLASS D SHARES
   Issued                                                              1,649,519     1,493,691         2,559,885      1,621,080
   Reinvested                                                            360,427       678,938           144,519        251,754
   Redeemed                                                           (1,651,544)   (3,599,361)       (1,126,480)    (1,578,612)
                                                                       ---------     ---------         ---------      ---------
                                                                         358,402    (1,426,732)        1,577,924        294,222
                                                                       ---------     ---------         ---------      ---------
  Total change in shares                                                 464,860    (1,370,435)        1,436,889        752,569
                                                                       =========     =========         =========      =========

(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.


                                   CONTINUED


                                                                   NATIONWIDE 49

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001


                                                                LONG-TERM U.S. GOVERNMENT BOND             TAX-FREE INCOME
                                                                SIX MONTHS ENDED    YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                  APRIL 30, 2001    OCTOBER 31,         APRIL 30,     OCTOBER 31,
CAPITAL TRANSACTIONS:                                                 (UNAUDITED)         2000        (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
   Proceeds from shares issued                                    $      653,393   $ 2,547,603       $   360,626    $  1,869,374
   Dividends reinvested                                                   78,326       167,792            74,331          75,381
   Cost of shares redeemed                                            (2,026,265)   (1,048,858)         (292,374)       (590,234)
                                                                      ----------    ----------        ----------      ----------
                                                                      (1,294,546)    1,666,537           142,583       1,354,521
                                                                      ----------    ----------        ----------      ----------
  CLASS B SHARES
   Proceeds from shares issued                                           384,527       369,324           577,793       1,333,025
   Dividends reinvested                                                   36,626        93,381            67,468         119,301
   Cost of shares redeemed                                              (221,612)     (628,142)         (270,100)     (1,237,163)
                                                                      ----------    ----------        ----------      ----------
                                                                         199,541      (165,437)          375,161         215,163
                                                                      ----------    ----------        ----------      ----------
  CLASS C SHARES
   Proceeds from shares issued                                                 -             -             1,094(a)            -
                                                                      ----------    ----------        ----------       ---------
                                                                               -             -             1,094               -
                                                                      ----------    ----------        ----------       ---------
  CLASS D SHARES
   Proceeds from shares issued                                           730,666       561,021         3,871,744       7,684,349
   Dividends reinvested                                                  418,016     1,257,075         3,709,396       7,321,507
   Cost of shares redeemed                                            (3,158,603)   (7,208,462)      (14,675,551)    (42,002,022)
                                                                        --------      --------        ----------      ----------
                                                                      (2,009,921)   (5,390,366)       (7,094,411)    (26,996,166)
                                                                        --------      --------        ----------      ----------
  Change in net assets from capital transactions                   $  (3,104,926)  $(3,889,266)      $(6,575,573)   $(25,426,482)
                                                                      ==========    ==========        ==========      ==========
-----------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED    YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                  APRIL 30, 2001    OCTOBER 31,         APRIL 30,     OCTOBER 31,
SHARE TRANSACTIONS:                                                   (UNAUDITED)         2000        (UNAUDITED)          2000
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
   Issued                                                                 57,784       237,834            35,086         186,980
   Reinvested                                                              6,896        15,635             7,294           7,642
   Redeemed                                                             (177,334)      (98,207)          (28,446)        (60,274)
                                                                      ----------    ----------         ---------      ----------
                                                                        (112,654)      155,262            13,934         134,348
                                                                      ----------    ----------         ---------      ----------
  CLASS B SHARES
   Issued                                                                 33,822        34,216            56,436         135,836
   Reinvested                                                              3,229         8,743             6,650          12,139
   Redeemed                                                              (19,388)      (58,531)          (26,379)       (126,094)
                                                                      ----------    ----------         ---------      ----------
                                                                          17,663       (15,572)           36,707          21,881
                                                                      ----------    ----------         ---------      ----------
  CLASS C SHARES
   Issued                                                                      -             -               107(a)            -
                                                                      ----------    ----------         ---------      ----------
                                                                               -             -               107               -
                                                                      ----------    ----------         ---------      ----------
  CLASS D SHARES
   Issued                                                                 64,317        52,078           377,078         783,033
   Reinvested                                                             36,898       117,694           363,150         745,747
   Redeemed                                                             (277,597)     (673,350)       (1,432,229)     (4,280,848)
                                                                      ----------    ----------         ---------      ----------
                                                                        (176,382)     (503,578)         (692,001)     (2,752,068)
                                                                      ----------    ----------         ---------      ----------
  Total change in shares                                                (271,373)     (363,888)         (641,253)     (2,595,839)
                                                                      ==========    ==========        ==========      ==========


(a) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

                                         CONTINUED

50 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001

                                                                                                     HIGH YIELD BOND
                                                                                          SIX MONTHS ENDED   PERIOD ENDED
                                                                                            APRIL 30, 2001     OCTOBER 31,
CAPITAL TRANSACTIONS:                                                                           (UNAUDITED)        2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
   Proceeds from shares issued                                                                  $1,043,042    $ 3,421,946
   Dividends reinvested                                                                            182,986        172,927
   Cost of shares redeemed                                                                        (223,060)      (262,441)
                                                                                                  --------    -----------
                                                                                                 1,002,968     3,332,432
                                                                                                  --------    -----------
  CLASS B SHARES
   Proceeds from shares issued                                                                      70,620        226,368
   Dividends reinvested                                                                              3,521          2,897
   Cost of shares redeemed                                                                         (22,524)       (20,534)
                                                                                                  --------    -----------
                                                                                                    51,617        208,731
                                                                                                  --------    -----------
  CLASS C SHARES
   Proceeds from shares issued                                                                         520(b)           -
                                                                                                  --------     ----------
                                                                                                       520              -
                                                                                                  --------     ----------
  CLASS D SHARES
   Proceeds from shares issued                                                                           -    100,009,841
   Dividends reinvested                                                                          5,394,584      8,100,828
                                                                                                  --------   ------------
                                                                                                 5,394,584    108,110,669
                                                                                                  --------    -----------
  Change in net assets from capital transactions                                                $6,449,689   $111,651,832
                                                                                                  ========    ===========
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED   PERIOD ENDED
                                                                                            APRIL 30, 2001     OCTOBER 31,
SHARE TRANSACTIONS:                                                                             (UNAUDITED)        2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
   Issued                                                                                          135,139        362,150
   Reinvested                                                                                       23,367         19,315
   Redeemed                                                                                        (28,432)       (28,969)
                                                                                                  --------    -----------
                                                                                                   130,074        352,496
                                                                                                  --------    -----------
CLASS B SHARES
   Issued                                                                                            9,044         25,578
   Reinvested                                                                                          451            344
   Redeemed                                                                                         (2,864)        (2,315)
                                                                                                  --------    -----------
                                                                                                     6,631         23,607
                                                                                                  --------    -----------
  CLASS C SHARES
   Issued                                                                                               68(b)           -
                                                                                                  --------    -----------
                                                                                                        68              -
                                                                                                  --------    -----------
  CLASS D SHARES
   Issued                                                                                                -     10,178,445
   Reinvested                                                                                      685,186        886,481
                                                                                                  --------    -----------
                                                                                                   685,186     11,064,926
                                                                                                  --------    -----------
  Total change in shares                                                                           821,959     11,441,029
                                                                                                  ========    ===========


(a) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.


                                   CONTINUED


                                                                   NATIONWIDE 51

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001


                                                                                                 MORLEY ENHANCED INCOME
                                                                                          SIX MONTHS ENDED   PERIOD ENDED
                                                                                            APRIL 30, 2001     OCTOBER 31,
CAPITAL TRANSACTIONS:                                                                           (UNAUDITED)        2000(a)
--------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
   Proceeds from shares issued                                                                    $265,523       $442,297
   Dividends reinvested                                                                             10,225          7,005
   Cost of shares redeemed                                                                         (72,959)       (80,360)
                                                                                                 ---------     ----------
                                                                                                   202,789        368,942
                                                                                                 ---------     ----------
  INSTITUTIONAL SERVICE CLASS SHARES
   Proceeds from shares issued                                                                   2,277,436     16,958,124
   Dividends reinvested                                                                            346,198        503,088
   Cost of shares redeemed                                                                      (2,448,374)    (5,730,186)
                                                                                                 ---------     ----------
                                                                                                   175,260     11,731,026
                                                                                                 ---------     ----------
  INSTITUTIONAL CLASS SHARES
   Proceeds from shares issued                                                                   3,515,929        529,607
   Dividends reinvested                                                                             37,235          1,055
   Cost of shares redeemed                                                                        (881,197)       (33,268)
                                                                                                 ---------     ----------
                                                                                                 2,671,967        497,394
                                                                                                 ---------     ----------
  Change in net assets from capital transactions                                                $3,050,016    $12,597,362
                                                                                                 =========     ==========

--------------------------------------------------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED   PERIOD ENDED
                                                                                            APRIL 30, 2001     OCTOBER 31,
SHARE TRANSACTIONS:                                                                             (UNAUDITED)        2000(a)
--------------------------------------------------------------------------------------------------------------------------

  CLASS A SHARES
   Issued                                                                                           26,870         44,620
   Reinvested                                                                                        1,037            707
   Redeemed                                                                                         (7,391)        (8,117)
                                                                                                 ---------     ----------
                                                                                                    20,516         37,210
                                                                                                 ---------     ----------
  INSTITUTIONAL SERVICE CLASS SHARES
   Issued                                                                                          230,415      1,699,022
   Reinvested                                                                                       35,039         50,712
   Redeemed                                                                                       (247,718)      (576,537)
                                                                                                 ---------     ----------
                                                                                                    17,736      1,173,197
                                                                                                 ---------     ----------
  INSTITUTIONAL CLASS SHARES
   Issued                                                                                          356,106         53,468
   Reinvested                                                                                        3,772            106
   Redeemed                                                                                        (89,197)        (3,358)
                                                                                                 ---------     ----------
                                                                                                   270,681         50,216
                                                                                                 ---------     ----------
  Total change in shares                                                                           308,933      1,260,623
                                                                                                 =========     ==========

(a) FOR THE PERIOD FROM DECEMBER 29, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.


                                   CONTINUED


52 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001

                                                                                                            MONEY MARKET
                                                                                              SIX MONTHS ENDED         YEAR ENDED
                                                                                                APRIL 30, 2001         OCTOBER 31,
CAPITAL TRANSACTIONS:                                                                               (UNAUDITED)              2000
-----------------------------------------------------------------------------------------------------------------------------------
  PRIME CLASS SHARES
   Proceeds from shares issued                                                                 $   579,222,468    $ 1,783,930,379
   Dividends reinvested                                                                              7,557,263         62,743,395
   Cost of shares redeemed                                                                        (524,651,100)    (1,950,813,723)
                                                                                               ---------------    ---------------
                                                                                                    62,128,631       (104,139,949)
                                                                                               ---------------    ---------------
  SERVICE CLASS SHARES
   Proceeds from shares issued                                                                     692,603,488        948,910,914
   Dividends reinvested                                                                             33,763,723          7,183,343
   Cost of shares redeemed                                                                        (619,466,945)      (722,166,861)
                                                                                               ---------------    ---------------
                                                                                                   106,900,266        233,927,396
                                                                                               ---------------    ---------------
  Change in net assets from capital transactions                                               $   169,028,897    $   129,787,447
                                                                                               ===============    ===============
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              SIX MONTHS ENDED         YEAR ENDED
                                                                                                APRIL 30, 2001         OCTOBER 31,
SHARE TRANSACTIONS:                                                                                 (UNAUDITED)              2000
-----------------------------------------------------------------------------------------------------------------------------------
  PRIME CLASS SHARES
   Issued                                                                                          579,222,468      1,783,932,280
   Reinvested                                                                                        7,557,263         62,741,387
   Redeemed                                                                                       (524,651,100)    (1,950,813,817)
                                                                                               ---------------    ---------------
                                                                                                    62,128,631       (104,140,150)
                                                                                               ---------------    ---------------
  SERVICE CLASS SHARES
   Issued                                                                                          692,603,418        948,910,914
   Reinvested                                                                                       33,765,595          7,183,361
   Redeemed                                                                                       (619,466,923       (722,166,861)
                                                                                               ---------------    ---------------
                                                                                                   106,902,090        233,927,414
                                                                                               ---------------    ---------------
  Total change in shares                                                                           169,030,721        129,787,264
                                                                                               ===============    ===============


                                   CONTINUED


                                                                   NATIONWIDE 53

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001

3. TRANSACTION WITH AFFILIATES

Under the terms of its Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Bond, Government Bond, Long-Term U.S. Government Bond, Tax-Free Income, High Yield Bond, and Money Market Funds.

Under the terms of its Investment Advisory Agreement, Morley Capital Management, Inc. ("MCM") manages the investments of the assets and supervises the daily business affairs of the Morley Enhanced Income Fund. Prior to March 5, 2001, Union Bond & Trust Company ("UBT") managed and supervised Morley Enhanced Income Fund. MCM and UBT are majority-owned subsidiaries of Morley Financial Services, Inc., a wholly owned subsidiary of Villanova Capital, Inc.

Under the terms of the Investment Advisory Agreements, the Funds pay their respective investment advisory fees based on each Fund's average daily net assets. Additional information regarding investment advisory fees for VMF and MCM/UBT is as follows for the period ended April 30, 2001:


     FUND                                                             FEE SCHEDULE                            TOTAL FEES
--------------------------------------------------------------------------------------------------------------------------------
Bond                                                                   Up to $250 million                        0.50%
Government Bond                                                  On the next $750 million                       0.475%
Long-Term U.S. Government Bond                                     On the next $1 billion                        0.45%
Tax-Free Income                                                    On the next $3 billion                       0.425%
                                                                   On $5 billion and more                        0.40%
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                        Up to $250 million                        0.55%
                                                                 On the next $750 million                       0.525%
                                                                   On the next $1 billion                        0.50%
                                                                   On the next $3 billion                       0.475%
                                                                   On $5 billion and more                        0.45%
--------------------------------------------------------------------------------------------------------------------------------
Morley Enhanced Income                                                         All Assets                        0.35%
--------------------------------------------------------------------------------------------------------------------------------
Money Market                                                             Up to $1 billion                        0.40%
                                                                   On the next $1 billion                        0.38%
                                                                   On the next $3 billion                        0.36%
                                                                   On $5 billion and more                        0.34%
--------------------------------------------------------------------------------------------------------------------------------

VMF and MCM have entered into Expense Limitation Agreements with the Trust on behalf of the Funds they advise. Pursuant to the Expense Limitation Agreements, VMF and MCM have agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each class of shares for the period ended April 30, 2001:

                                                                           EXPENSE CAPS
                                      ------------------------------------------------------------------------------------------
           FUND                       CLASS A SHARES        CLASS B SHARES           CLASS C SHARES           CLASS D SHARES
--------------------------------------------------------------------------------------------------------------------------------
Government Bond                                0.99%                 1.63%                    1.63%                    0.79%
Long-Term U.S. Government Bond                 1.04%**               1.64%**                    N/A                    0.79%**

                                                                                                       INSTITUTIONAL SERVICE
                                      CLASS A SHARES        CLASS B SHARES           CLASS C SHARES             CLASS SHARES
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                0.95%                 1.70%                    1.70%                    0.70%

                                                                              INSTITUTIONAL SERVICE            INSTITUTIONAL
                                                            CLASS A SHARES             CLASS SHARES             CLASS SHARES
--------------------------------------------------------------------------------------------------------------------------------
Morley Enhanced Income                                               0.90%                    0.70%                    0.45%

                                                      SERVICE CLASS SHARES
--------------------------------------------------------------------------------------------------------------------------------
Money Market                                                         0.75%**

** Voluntary expense cap.


                                   CONTINUED


54 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001

VMF and MCM may request and receive reimbursement from certain Funds of the advisory fees waived or limited and other expenses reimbursed by VMF or MCM pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF or MCM is not permitted. As of the period ended April 30, 2001, the cumulative reimbursements were $184,099 and $167,295 for the High Yield Bond and Morley Enhanced Income Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed the following:

           FUND                                        CLASS A SHARES       CLASS B SHARES       CLASS C SHARES
--------------------------------------------------------------------------------------------------------------------------------
Bond                                                            0.25%                0.85%                0.85%
Government Bond                                                 0.25%                0.85%                0.85%
Long-Term U.S. Government Bond                                  0.25%                0.85%                  n/a
Tax-Free Income                                                 0.25%                0.85%                0.85%
High Yield Bond                                                 0.25%                1.00%                1.00%
Morley Enhanced Income                                          0.25%                  n/a                  n/a

                                                        SERVICE CLASS
                                                               SHARES
------------------------------------------------------------------------------
Money Market                                                    0.15%

As disclosed in a Subsequent Event Footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. As of April 30, 2001 the change in underwriter has not occurred.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A, Class C and Class D shares. Such fees are deducted from and are not included in proceeds from sales of Class A, Class C and Class D shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A, Class C and Class D shares of the Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC fee of 1% imposed on redemptions of Class C shares made within 1 year of purchase. For the six months ended April 30, 2001, NAS received commissions of $195,221 from front-end sales charges of Class A, Class C and Class D shares and from CDSC fees from Class B and Class C shares of the Funds, of which $195,130 was reallowed to affiliated broker dealers of the Funds. Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended April 30, 2001, the Funds incurred fund administration fees according to the following schedule:


                  FUND ADMINISTRATION FEE SCHEDULE*
-------------------------------------------------------------------------------
          Up to $250 million                            0.07%
    On the next $750 million                            0.05%
      On $1 billion and more                            0.04%


* THE FUND ADMINISTRATION FEE FOR THE HIGH YIELD BOND AND MORLEY ENHANCED INCOME FUNDS ARE SUBJECT TO A MINIMUM OF $75,000 PER FUND PER YEAR.


                                   CONTINUED


                                                                   NATIONWIDE 55

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                       APRIL 30, 2001

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Funds. Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $20 per account for Class A, Class B, Class C and Class D shares $30 per account for Prime Shares, and 0.01% of the average daily net assets of the Institutional Service Class and Service Class shares.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Class D, Service Class, Prime Class, and Institutional Service Class of shares.

4.   BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The Tax-Free Income Fund had outstanding borrowings as of April 30, 2001 at an interest rate of 5.01%.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001, are summarized as follows:


FUND                                            PURCHASES           SALES
--------------------------------------------------------------------------------
Bond                                         $ 25,007,020     $24,874,879
Government Bond                               110,432,798      93,030,995
Long-Term U.S. Government Bond                  8,718,109      10,166,481
Tax-Free Income                                 8,114,604      13,986,860
High Yield Bond                                41,107,961      35,205,001
Morley Enhanced Income                          6,131,400       2,745,051
--------------------------------------------------------------------------------


56 NATIONWIDE

SHAREHOLDER MEETING [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)

     On March 9, 2001 a Special Meeting of the shareholders of the Nationwide Government Bond Fund ("Government Bond") and the Nationwide Long-Term U.S. Government Bond Fund ("Long-Term U.S. Government Bond") was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

     To approve the proposed Plan of Reorganization with respect to the Government Bond and the Long-Term U.S. Government Bond, that provides for the acquisition by the Government Bond of substantially all of the assets, and the assumption of the liabilities, of the Long-Term U.S. Government Bond, in exchange solely for Class A Shares, Class B Shares, and Class D Shares of the Government Bond, followed by the distribution pro rata of such shares to the shareholders of the Long-Term U.S. Government Bond holding the corresponding class of shares of the Long-Term U.S. Government Bond in complete liquidation and dissolution of the Long-Term U.S. Government Bond.


      FUND                                   FOR        AGAINST      ABSTAIN
--------------------------------------------------------------------------------
  Government Bond                         9,193,287      36,552       145,520
  Long-Term U.S. Government Bond          1,463,288      72,119        72,262





                                                                   NATIONWIDE 57

NOTES
--------------------------------------------------------------------------------




















58 NATIONWIDE

NOTES
--------------------------------------------------------------------------------




















                                                                   NATIONWIDE 59

NOTES
--------------------------------------------------------------------------------




















60 NATIONWIDE

OFFICERS
Joseph J. Gasper - Chairman
Kevin S. Crossett - Secretary
Elizabeth A. Davin - Assistant Secretary
Alaina V. Metz - Assistant Secretary
Michael A. Krulikowski - Assistant Secretary
Zita A. Resurreccion - Assistant Secretary
Dina A. Tantra - Assistant Secretary
Gerald J. Holland - Treasurer
William J. Baltrus - Assistant Treasurer
Laurice A. Frysinger - Assistant Treasurer
Bryan C. Haft - Assistant Treasurer
Edwin P. McCausland - Assistant Treasurer
Mark R. Thresher - Assistant Treasurer

INVESTMENT ADVISOR
Villanova Mutual Fund Capital Trust
1200 River Road
Conshohocken, Pennsylvania 19428

TRANSFER AGENT
Nationwide Investor Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

INDEPENDENT AUDITOR
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492


This report is for the information of shareholders of the Nationwide Family of Funds. For more complete information regarding any of the mutual funds within the Nationwide Family of Funds, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send any money.

Nationwide is a registered Federal Service mark of the Nationwide Mutual Insurance Company.

TRUSTEES
Joseph J. Gasper
Chairman
Columbus, Ohio

Charles E. Allen
Detroit, Michigan

Paula H.J.
Cholmondeley
Boston, Massachusetts

C. Brent DeVore
Westerville, Ohio

Robert M. Duncan
Columbus, Ohio

Barbara Hennigar
Aurora, Colorado

Paul J. Hondros
Conshohocken,
Pennsylvania

Thomas J. Kerr, IV
Westerville, Ohio

Douglas F. Kridler
Columbus, Ohio

Arden L. Shisler
Dalton, Ohio

David C. Wetmore
Reston, Virginia

--------------------------------------------------------------------------------

ABOUT PERFORMANCE+
The performance of the funds, as reflected on pages 6, 13 and 24, includes performance of their respective predecessor funds prior to reorganization. In addition, the performance of the Class A, Class B and Class C shares prior to such date has been restated for sales charges but not for fees applicable to such classes. The reorganization of the funds took place May 11, 1998. The predecessor to the Long-Term U.S. Government Bond Fund was the Financial Horizons Investment Trust Government Bond Fund. The Nationwide Mutual Funds were preceded by funds of the Nationwide Investing Foundation or Nationwide Investing Foundation II. Inception-to-date class-specific total returns can be found in the Financial Highlights, which start on page 40.

[PHOTO]

A FOUNDATION OF STRONG PRINCIPLES WE BUILT
Villanova Capital on four core values:
- CLIENT FOCUS. As the stewards of our clients' assets, we must deliver on our promise to manage their assets in a manner consistent with their objectives. Thus, a growth portfolio must concentrate on growth only, just as a value or core portfolio must adhere strictly to its mandate.
- PEOPLE. We must attract and retain talented and committed professionals, and we must provide them with the best research and technology tools available to do their jobs well.
- PERFORMANCE. We must strive to produce competitive risk-adjusted results for our investors and work to ensure that our funds follow consistent, well-articulated and repeatable investment processes.
- INTEGRITY. We must uphold our pledge to maintain the highest level of integrity in all aspects of our business.

A HEADQUARTERS RICH IN HISTORY, RENOVATED FOR THE 21ST CENTURY

     Photographs of Villanova Capital's Pennsylvania headquarters are found throughout this report.
     Villanova Capital is based in historic River Park, some 15 miles west of central Philadelphia, on the banks of the Schuylkill River.
     We occupy three buildings in River Park, which, as recently as ten years ago, was the site of a working paper mill. The site's original mill was built in 1746 with financial assistance from Benjamin Franklin, who used paper from the mill to print currency for the 13 colonies during the American Revolution.
     We worked closely with the property's developer to create a financial services center for the new millennium, while protecting the masonry and beams of the two-centuries-old buildings.


GENERAL ACCOUNT SERVICE AND EXCHANGES:
1-800-848-0920

FUND INFORMATION
24 HOURS A DAY, 7 DAYS A WEEK:
1-800-637-0012

www.nationwidefunds.com

[PHOTO]

NATIONWIDE(R) FAMILY OF FUNDS - OFFERED BY VILLANOVA CAPITAL THROUGH NATIONWIDE ADVISORY SERVICES


                                                                       PRSRT STD
                                                                    U.S. POSTAGE
                                                                            PAID
                                                                   CLEVELAND, OH
                                                                 PERMIT NO. 1702


[NATIONWIDE(R) LOGO]
Family of Funds
P.O. Box 1492
Columbus, Ohio  43216-1492

April 2001
Semi-Annual Report


HS-1281-6/01